As filed with the Securities and Exchange             Registration No. 33-91846*
Commission on April 13, 1998                           Registration No. 811-2513

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

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                       POST-EFFECTIVE AMENDMENT NO. 13 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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     Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                           (Exact Name of Registrant)

                    Aetna Life Insurance and Annuity Company
                               (Name of Depositor)

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

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It is proposed that this filing will become effective:

            immediately upon filing pursuant to paragraph (b) of Rule 485
   ------
      X     on May 1, 1998 pursuant to paragraph (b) of Rule 485
   ------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement:
33-75976.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET



FORM N-4
ITEM NO.                   PART A (PROSPECTUS)                        LOCATION

   1       Cover Page..........................................  Cover Page

   2       Definitions.........................................  Definitions

   3       Synopsis............................................  Prospectus Summary; Fee Table

   4       Condensed Financial Information.....................  Condensed Financial Information

   5       General Description of Registrant, Depositor, and
           Portfolio Companies.................................  The Company; Variable Annuity
                                                                 Account C; The Funds

   6       Deductions and Expenses.............................  Charges and Deductions; Distribution

   7       General Description of Variable Annuity Contracts...  Purchase; Miscellaneous

   8       Annuity Period......................................  Annuity Period

   9       Death Benefit.......................................  Death Benefit During Accumulation
                                                                 Period; Death Benefit Payable During
                                                                 the Annuity Period

   10      Purchases and Contract Value........................  Purchase; Contract Valuation

   11      Redemptions.........................................  Right to Cancel; Withdrawals

   12      Taxes...............................................  Tax Status

   13      Legal Proceedings...................................  Miscellaneous - Legal Matters and
                                                                 Proceedings

   14      Table of Contents of the Statement of Additional
           Information.........................................  Contents of the Statement of Additional
                                                                 Information






FORM N-4
ITEM NO.       PART B (STATEMENT OF ADDITIONAL INFORMATION)             LOCATION

   15      Cover Page...........................................  Cover page

   16      Table of Contents....................................  Table of Contents

   17      General Information and History......................  General Information and History

   18      Services.............................................  General Information and History;
                                                                  Independent Auditors

   19      Purchase of Securities Being Offered.................  Offering and Purchase of Contracts

   20      Underwriters.........................................  Offering and Purchase of Contracts

   21      Calculation of Performance Data......................  Performance Data; Average Annual
                                                                  Total Return Quotations

   22      Annuity Payments.....................................  Annuity Payments

   23      Financial Statements.................................  Financial Statements

                           Part C (Other Information)
                           --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PROSPECTUS
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The Contracts offered in connection with this Prospectus are group deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contracts are designed to fund plans that provide retirement income for employees of educational institutions. The Contracts are available through participation in retirement programs which receive favorable tax deferred treatment under Federal income tax law. (See "Purchase.")

The Contracts provide that contributions may be allocated to one or more of the Credited Interest Options or to one or more of the Subaccounts of Variable Annuity Account C, a separate account of the Company. The Subaccounts invest directly in shares of the following Funds:


[bullet] Aetna Ascent VP (formerly Aetna Ascent Variable Portfolio) [bullet] Aetna Investment Advisers Fund, Inc. d/b/a Aetna Balanced VP [bullet] Aetna Income Shares d/b/a Aetna Bond VP
[bullet] Aetna Crossroads VP (formerly Aetna Crossroads Variable Portfolio) [bullet] Aetna Growth VP (formerly Aetna Variable Growth Portfolio) [bullet] Aetna Variable Fund d/b/a Aetna Growth and Income VP
[bullet] Aetna High Yield VP
[bullet] Aetna Index Plus Large Cap VP (formerly Aetna Variable Index Plus
         Portfolio)
[bullet] Aetna Index Plus Mid Cap VP
[bullet] Aetna Index Plus Small Cap VP
[bullet] Aetna International VP
[bullet] Aetna Legacy VP (formerly Aetna Legacy Variable Portfolio) [bullet] Aetna Variable Encore Fund d/b/a Aetna Money Market VP
[bullet] Aetna Real Estate Securities VP
[bullet] Aetna Small Company VP (formerly Aetna Variable Small
         Company Portfolio)
[bullet] Aetna Value Opportunity VP (formerly Aetna Variable Capital
         Appreciation Portfolio)
[bullet] Calvert Social Balanced Portfolio (formerly Calvert
         Responsibly Invested Balanced Portfolio)
[bullet] Fidelity VIP Equity-Income Portfolio
[bullet] Fidelity VIP Growth Portfolio
[bullet] Fidelity VIP Overseas Portfolio
[bullet] Fidelity VIP II Contrafund Portfolio
[bullet] Janus Aspen Aggressive Growth Portfolio
[bullet] Janus Aspen Balanced Portfolio
[bullet] Janus Aspen Flexible Income Portfolio
[bullet] Janus Aspen Growth Portfolio
[bullet] Janus Aspen Worldwide Growth Portfolio
[bullet] Lexington Natural Resources Trust*
[bullet] Oppenheimer Global Securities Fund
[bullet] Oppenheimer Strategic Bond Fund
[bullet] Portfolio Partners MFS Emerging Equities Portfolio
[bullet] Portfolio Partners MFS Research Growth Portfolio
[bullet] Portfolio Partners MFS Value Equity Portfolio
[bullet] Portfolio Partners Scudder International Growth Portfolio
[bullet] Portfolio Partners T. Rowe Price Growth Equity Portfolio

* This Fund is only available for investment by Participants who established an Account under the Contract before May 1, 1998. As soon as all such Participants have redirected their allocations to other investment options, the Fund will be closed to all new investment (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account and loan repayments automatically deposited into the Fund pursuant to the Company's loan repayment procedures).


The Credited Interest Options currently available under the Contract are the Guaranteed Accumulation Account, the Fixed Plus Account and the Fixed Account (available for accumulation only in limited circumstances). Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. A brief description of each of the Credited Interest Options is contained in Appendices to this Prospectus. Additional information concerning the Guaranteed Accumulation Account is contained in a separate prospectus.

The availability of the Funds and the Credited Interest Options is subject to applicable regulatory authorization. Not all Funds or Credited Interest Options may be available in all jurisdictions, under all Contracts, or under all Plans. Please check with your employer to determine option availability. (See "Investment Options.")

This Prospectus provides investors with the information that they should know about the Separate Account before investing in the Contract. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page 19 of this Prospectus. An SAI may be obtained by indicating the request on the enrollment form or on the prospectus receipt contained in this Prospectus, or by calling the number listed under the "Inquiries" section of the Prospectus Summary. You may also obtain an SAI for any of the Funds by calling that phone number.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND THE GUARANTEED ACCUMULATION ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION ARE DATED
                                  MAY 1, 1998.

                               TABLE OF CONTENTS
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--------------------------------------------------------------------------------

                                                    DEFINITIONS DEFINITIONS - 1
PROSPECTUS SUMMARY ................................................ SUMMARY - 1
FEE TABLE ....................................................... FEE TABLE - 1
CONDENSED FINANCIAL INFORMATION ............................................  1
THE COMPANY ...............................................................   1
VARIABLE ANNUITY ACCOUNT C ................................................   1
INVESTMENT OPTIONS ........................................................   1
   The Funds ..............................................................   1
   Credited Interest Options ..............................................   5
PURCHASE ..................................................................   5
   Contract Availability ..................................................   5
   Purchasing Interests in the Contract ...................................   5
   Rights Under the Contract ..............................................   6
   Right to Cancel ........................................................   6
CHARGES AND DEDUCTIONS ....................................................   6
   Daily Deductions from the Separate Account .............................   6
     Mortality and Expense Risk Charge ....................................   6
     Asset Based Sales Charge .............................................   7
     Administrative Expense Charge ........................................   7
   Fund Expenses ..........................................................   7
   Premium and Other Taxes ................................................   7
CONTRACT VALUATION ........................................................   8
   Account Value ..........................................................   8
   Accumulation Units .....................................................   8
   Net Investment Factor ..................................................   8
TRANSFERS .................................................................   8
   Telephone Transfers ....................................................   9
   Dollar Cost Averaging Program ..........................................   9
WITHDRAWALS ...............................................................   9
   Reinvestment Privilege .................................................   9
CONTRACT LOANS ............................................................  10
SYSTEMATIC DISTRIBUTION OPTIONS ...........................................  10
DEATH BENEFIT DURING ACCUMULATION PERIOD ..................................  11
ANNUITY PERIOD ............................................................  11
   Annuity Period Elections ...............................................  11
   Annuity Options ........................................................  12
   Duration of Annuity Payments ...........................................  13
   Charges Deducted During the Annuity Period .............................  13
   Death Benefit Payable During the Annuity Period ........................  13
TAX STATUS ................................................................  13
   Introduction ...........................................................  13
   Taxation of the Company ................................................  14
   Contracts Used with Certain Retirement Plans ...........................  14

MISCELLANEOUS .............................................................  16
   Distribution ...........................................................  16
   Delay or Suspension of Payments ........................................  17
   Performance Reporting ..................................................  17
   Voting Rights ..........................................................  17
   Changes in Beneficiary Designations ....................................  18
   Modification of the Contract ...........................................  18
   Legal Matters and Proceedings ..........................................  18
   Year 2000 ..............................................................  18
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION .......................  19
APPENDIX I--GUARANTEED ACCUMULATION ACCOUNT ...............................  20
APPENDIX II--FIXED PLUS ACCOUNT ...........................................  21
APPENDIX III--FIXED PLUS ACCOUNT (Applicable Only In Limited Circumstances)  23
APPENDIX IV--FIXED PLUS ACCOUNT (Applicable Only In Limited Circumstances).  25
APPENDIX V--FIXED ACCOUNT (Applicable Only In Limited Circumstances) ......  27
APPENDIX VI--CONTRACTS ACQUIRED BY EXCHANGE ...............................  28
APPENDIX VII--CONDENSED FINANCIAL INFORMATION .............................  32


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY PERSON TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS EXCEPT AS OTHERWISE CONTAINED HEREIN.

                                  DEFINITIONS
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The following terms are defined as they are used in this Prospectus:


Account: A record which identifies contract values accumulated on behalf of each Participant during the Accumulation Period. One or more Employee Accounts and Employer Accounts may be established for each Participant.

Account Value: The total dollar value of amounts held in an Account as of each Valuation Date during the Accumulation Period.

Account Year: A period of twelve months measured from the date on which an Account is established (the effective date) or from an anniversary of such effective date.

Accumulation Period: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

Accumulation Unit: A measure of the value of each Subaccount before annuity payments begin.

Annuitant: The person on whose life or life expectancy the annuity payments are based.

Annuity: A series of payments for life, a definite period or a combination of the two.

Annuity Date: The date on which annuity payments begin.

Annuity Period: The period during which annuity payments are made.

Annuity Unit: A measure of the value of each Subaccount selected during the Annuity Period.

Beneficiary(ies): The person(s) entitled to receive any death benefit upon the death of the Participant.

Code: Internal Revenue Code of 1986, as amended.

Company (We, Us): Aetna Life Insurance and Annuity Company.

Contract: The group deferred variable annuity contracts offered by this Prospectus.

Contract Holder: The entity to whom the Contract is issued. The Contract Holder is usually the employer.

Credited Interest Options: The fixed interest options under the Contract. The Credited Interest Options currently consist of the Guaranteed Accumulation Account and the Fixed Plus Account, each of which is described in an Appendix to this Prospectus. The Fixed Account is an additional Credited Interest Option described in an Appendix to this Prospectus; however, the Fixed Account is available during accumulation only in limited circumstances. Amounts allocated to the Credited Interest Options are included in the Account Value.

Employee Account: An account that is credited with payments derived from employee salary reduction or salary deduction contributions (as provided for by the Plan) and remitted to the Company by the employer on behalf of each Participant.

Employer Account: An account that is credited with net Purchase Payments made by the Contract Holder.

Fund(s): An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Loan Account: An account established for record keeping purposes and credited with the amount of any loan.

--------------------------------------------------------------------------------
                                DEFINITIONS - 1

Master Contracts: Contracts used in conjunction with a group of affiliated government institutions of higher education.

Participant (You): A person participating in a Plan maintained by an eligible organization.

Plan(s): Tax-deferred retirement plans adopted by higher education systems for their employees under Section 401(a) or Section 403(b) of the Code.

Purchase Payment(s): The gross payment(s) submitted to the Company under a Contract.

Section 403(b) Contract: A Contract that accepts Purchase Payments made pursuant to Code Section 403(b) and transferred funds attributable to Code Section 403(b).

Section 401(a) Contract: A Contract that accepts Purchase Payments made pursuant to Code Section 401(a) and transferred funds attributable to Section 401(a) contributions. Section 401(a) Contracts issued to some Plans may also accept Purchase Payments made pursuant to Code Section 414(h) and transferred funds attributable to Section 414(h).

Separate Account: Variable Annuity Account C, a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.

Subaccount(s): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.

Valuation Date: The date and time at which the value of the Accumulation Unit Value and Annuity Unit Value of a Subaccount is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.


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                                DEFINITIONS - 2

                              PROSPECTUS SUMMARY
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CONTRACTS OFFERED
     The Contracts offered in connection with this Prospectus are group deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). The purpose of the Contract is to accumulate values and to provide benefits upon retirement. The Contracts are available for institutions of higher education to fund (1) tax-deferred annuity programs under Section 403(b) of the Code, and/or (2) qualified defined contribution plans under
Section 401(a) of the Code. Section 401 Contracts issued to some Plans may also accept payments and transferred funds made pursuant to Section 414(h) of the Code.

CONTRACT PURCHASE

     The Contract may be purchased by institutions of higher education on behalf of a group made up of their employees. One or more Contracts are issued to the Contract Holder once we receive a completed master application form(s). Eligible employees may participate in the Contract by completing the enrollment form (and any other required forms) and submitting them to the Company in good order. Depending upon the terms of the Plan, Purchase Payments can be applied to the Contract either through a lump-sum transfer, through periodic salary reduction or salary deduction, or through employer contributions. For each Contract, one or more Employee Accounts will be established for contributions made by an employee, and one or more Employer Accounts may be established for contributions made by the employer on the employee's behalf. (See "Purchase.")

FREE LOOK PERIOD
     You or the Contract Holder may cancel participation in the Contract within 10 days (longer if required by state law) after you receive the Contract or other document evidencing your interest in the Contract by returning it to the Company along with a written notice of cancellation. Unless state law requires otherwise, the amount that will be received upon cancellation will reflect the investment performance of the Subaccounts into which Purchase Payments were deposited. The amount refunded may be more or less than the amount of Purchase Payments. (See "Purchase-- Right to Cancel.")

INVESTMENT OPTIONS
     The Company has established Variable Annuity Account C, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into Subaccounts which invest directly in shares of the Funds described herein. The Contract allows investment in any of the Subaccounts, as well as in the Credited Interest Options described below. The total number of investment options that may be selected during the Accumulation Period is limited. For a complete list of the Funds available under the Contracts, a description of the investment objectives of each of the Funds and their investment advisers, and a description of the limitations on the number of investment options, see "Investment Options--The Funds" in this Prospectus, as well as the prospectuses for each of the Funds.


     The Contract also provides for investment in Credited Interest Options which allow you to earn fixed rates of interest. The fixed options available under the Contract are the Guaranteed Accumulation Account ("GAA"), the Fixed Plus Account and the Fixed Account (available during accumulation only in limited circumstances). (See the Appendices to this Prospectus.)

CHARGES AND DEDUCTIONS
     Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charges, an asset based sales charge and an administrative expense charge), as well as premium and other taxes. Not all charges apply to all Contracts. The Funds also incur certain fees and expenses which are deducted directly from the Funds. (See the Fee Table and "Charges and Deductions.")


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                                  SUMMARY - 1

TRANSFERS
     Subject to certain limitations, Account Values may be transferred among the Subaccounts and the Credited Interest Options without charge. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. (See the Appendices for a full description of the restrictions applicable to transfers made from the Credited Interest Options.)
(See "Transfers.")

WITHDRAWALS
     All or a part of the Account Value may be withdrawn prior to the Annuity Date, subject to Plan provisions, by properly completing a disbursement form and sending it to the Company. Limitations apply to withdrawals from the Credited Interest Options. A distribution can be made from certain Employer Accounts and certain Employee Accounts (as provided by the Plan) only if the Contract Holder certifies in writing that you are eligible, both as to timing and form of distribution. The withdrawal will generally be subject to income tax and may be subject to a federal tax penalty. The Code restricts full and partial withdrawals in some circumstances. (See "Withdrawals.")


     The Contract also offers certain Systematic Distribution Options during the Accumulation Period to persons meeting certain criteria. Systematic Distribution Options are not available in all states and may not be suitable in every situation. (See "Systematic Distribution Options.")


LOANS
     If allowed by the Plan, Participants may request a loan from their Account Value during the Accumulation Period. (See "Contract Loans.")

DEATH BENEFIT
     A death benefit is payable if the Participant dies before the Annuity Date. Death benefit proceeds will be paid to the Beneficiary. Until the election of a method of payment, the Account Value will remain invested under the Contract. The Beneficiary may elect to receive the proceeds in a lump sum or under any of the payment options available under the Contract. However, the Code requires that distributions begin within a certain time period. (See "Death Benefit During the Accumulation Period.")

     After Annuity Payments have commenced, a death benefit may be payable to the Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Death Benefit Payable During the Annuity Period.")

THE ANNUITY PERIOD

     You may elect to begin receiving Annuity Payments on the Annuity Date. For certain Employer and Employee Accounts, the Contract Holder must provide written certification that the distribution is in accordance with the terms of the Plan. (See "Rights Under the Contract.") Annuity Payments can be made on either a fixed, variable or combination fixed and variable basis. If you choose a variable Annuity, the payments will vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")


TAXES
     Contributions and earnings are not generally taxed until you or your beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty and a 20% withholding for income tax may be imposed on certain withdrawals. (See "Tax Status.")


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                                  SUMMARY - 2

INQUIRIES
     Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company as follows:

   [bullet] Write to:                Aetna Life Insurance and Annuity Company
                                     151 Farmington Avenue
                                     Hartford, Connecticut 06156-1277
                                     Attention: Customer Service

   [bullet] Call Customer Service:   1-800-525-4225 (for automated transfers
                                     or changes in the allocation of Account
                                     Values, call: 1-800-262-3862)


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                                  SUMMARY - 3

                                   FEE TABLE
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This Fee Table describes the various charges and expenses associated with the Contract. The charges and expenses shown below do not include premium taxes that may be applicable. For more information regarding the expenses paid out of the assets of a particular Fund, see the Fund's prospectus.


              TABLE A -- FOR MASTER CONTRACTS ISSUED OR ENDORSED
                          ON OR AFTER OCTOBER 1, 1996

1. CHARGES AGAINST THE SEPARATE ACCOUNT. Each Subaccount pays these expenses out of its assets. The charges are reflected in the Subaccount's daily Accumulation Unit Value and are not charged directly to an Account. They include:

DURING THE ACCUMULATION PERIOD:
    Mortality and Expense Risk Charge .........   1.00%*
    Administrative Expense Charge .............   0.00%**
                                                  ----
     Total Separate Account Charges ...........   1.00%
                                                  =====
DURING THE ANNUITY PERIOD (ALL CONTRACTS):
    Mortality and Expense Risk Charge .........   1.25%
    Administrative Expense Charge .............   0.00%**
                                                  -----
     Total Separate Account Charges ...........   1.25%
                                                  =====

 *The mortality and expense risk charge during the Accumulation Period may be reduced for Contracts issued to Plans that meet certain criteria. See "Charges and Deductions."

**We currently do not impose an Administrative Expense Charge. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the Subaccounts.

2. ANNUAL EXPENSES OF THE FUNDS

The following table illustrates the advisory fees and other expenses applicable to the Funds. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from the Account Value under the Contract. (Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1997.)

                                            Investment
                                         Advisory Fees(1)     Other Expenses
                                          (after expense      (after expense       Total Fund
                                          reimbursement)      reimbursement)     Annual Expenses
                                        ------------------   ----------------   ----------------
Aetna Ascent VP(2)(3)                           0.57%               0.23%              0.80%
Aetna Balanced VP, Inc. (3)                     0.50%               0.10%              0.60%
Aetna Bond VP(3)                                0.40%               0.10%              0.50%
Aetna Crossroads VP(2)(3)                       0.55%               0.25%              0.80%
Aetna Growth VP(2)(3)                           0.16%               0.64%              0.80%
Aetna Growth and Income VP(3)                   0.50%               0.09%              0.59%
Aetna High Yield VP(2)(3)                       0.47%               0.33%              0.80%
Aetna Index Plus Large Cap VP(2)(3)             0.32%               0.23%              0.55%
Aetna Index Plus Mid Cap VP(2)(3)               0.27%               0.33%              0.60%
Aetna Index Plus Small Cap VP(2)(3)             0.27%               0.33%              0.60%
Aetna International VP(2)(3)                    0.77%               0.38%              1.15%
Aetna Legacy VP(2)(3)                           0.49%               0.31%              0.80%
Aetna Money Market VP(3)                        0.25%               0.10%              0.35%

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                                 FEE TABLE - 1

                                                                    Investment
                                                                 Advisory Fees(1)     Other Expenses
                                                                  (after expense      (after expense       Total Fund
                                                                   reimbursement)     reimbursement)    Annual Expenses
                                                                ------------------   ----------------   ----------------
Aetna Real Estate Securities VP(2)(3)                                   0.62%               0.33%              0.95%
Aetna Small Company VP(2)(3)                                            0.35%               0.60%              0.95%
Aetna Value Opportunity VP(2)(3)                                        0.20%               0.60%              0.80%
Calvert Social Balanced Portfolio(4)                                    0.69%               0.12%              0.81%
Fidelity VIP Equity-Income Portfolio(5)                                 0.50%               0.08%              0.58%
Fidelity VIP Growth Portfolio(5)                                        0.60%               0.09%              0.69%
Fidelity VIP Overseas Portfolio(5)                                      0.75%               0.17%              0.92%
Fidelity VIP II Contrafund Portfolio(5)                                 0.60%               0.11%              0.71%
Janus Aspen Aggressive Growth Portfolio(6)                              0.73%               0.03%              0.76%
Janus Aspen Balanced Portfolio(6)                                       0.76%               0.07%              0.83%
Janus Aspen Flexible Income Portfolio                                   0.65%               0.10%              0.75%
Janus Aspen Growth Portfolio(6)                                         0.65%               0.05%              0.70%
Janus Aspen Worldwide Growth Portfolio(6)                               0.66%               0.08%              0.74%
Lexington Natural Resources Trust                                       1.00%               0.25%              1.25%
Oppenheimer Global Securities Fund                                      0.70%               0.06%              0.76%
Oppenheimer Strategic Bond Fund                                         0.75%               0.08%              0.83%
Portfolio Partners MFS Emerging Equities Portfolio(7)(8)                0.68%               0.13%              0.81%
Portfolio Partners MFS Research Growth Portfolio(7)(8)                  0.70%               0.15%              0.85%
Portfolio Partners MFS Value Equity Portfolio(7)                        0.65%               0.25%              0.90%
Portfolio Partners Scudder International Portfolio(7)                   0.80%               0.20%              1.00%
Portfolio Partners T. Rowe Price Growth Equity Portfolio(7)             0.60%               0.15%              0.75%

(1) Certain of the Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.


(2) Effective May 1, 1998, the Portfolios' adviser has agreed to waive a portion of its fee or to reimburse certain expenses so that aggregate expenses do not exceed the total expenses shown above. These fee waiver/expense reimbursement arrangements will increase total return and may be modified or terminated at any time.

    Without these fee waiver/expense reimbursement arrangements Management Fees and Total Expenses for the Portfolio would be higher. Management Fees and Total Expenses would be as follows: 0.60% and 0.83% for Ascent VP; 0.60% and 0.85% for Crossroads VP; 0.60% and 1.24% for Growth VP; 0.65% and 0.98% for High Yield VP; 0.35% and 0.58% for Index Plus Large Cap VP; 0.40% and 0.73% for Index Plus Mid Cap VP; 0.40% and 0.73% for Index Plus Small Cap VP; 0.85% and 1.23% for International VP; 0.60% and 0.91% for Legacy VP; 0.75% and 1.08% for Real Estate Securities VP; 0.75% and 1.35% for Small Company VP; and 0.60% and 1.20% for Value Opportunity VP, respectively.


(3) Prior to May 1, 1998, the investment adviser provided administrative services to the Fund and assumed the Fund's ordinary recurring direct costs under an Administrative Services Agreement. Effective May 1, 1998, the investment adviser will continue to provide administrative services to the Fund but will no longer assume all of the Fund's ordinary recurring direct costs under the Administrative Services Agreement. The Administrative Fee is 0.075% on the first $5 billion in assets and 0.050% on all assets over $5 billion. The "Other Expenses" shown are not based on actual figures for the year ended December 31, 1997, but reflect the fee payable under the new Administrative Services Agreement and estimates of the Fund's ordinary recurring direct costs.

    High Yield VP, Index Plus Mid Cap VP, Index Plus Small Cap VP, International VP and Real Estate Securities VP commenced operations in December 1997, therefore, estimates are based on expenses incurred for similar funds. Actual expenses incurred may be more or less than the amounts shown above.


(4) The figures above are based on expenses for the fiscal year 1997, and have been restated to reflect an increase in transfer agency expenses of 0.01% for the Portfolio expected to be incurred in 1998. "Management Fees" includes a performance adjustment, which depending on performance, could cause the fee to be as high as 0.85% or as low as 0.55%. "Other Expenses" reflect an indirect fee of 0.03% (relating to an expense offset arrangement with the Portfolio's custodian). Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.78%.


(5) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses would have been 0.57% for Equity-Income Portfolio; 0.67% for Growth Portfolio; 0.90% for Overseas Portfolio; and 0.68% for Contrafund Portfolio.

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                                 FEE TABLE - 2

(6) Management fees for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reflect a reduced fee schedule effective July 1, 1997. The management fees shown above are based on the new rate applied to net assets as of December 31, 1997. Other expenses are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Shares would have been 0.74%, 0.04%, and 0.78% for Aggressive Growth Portfolio; 0.77%, 0.06%, and 0.83% for Balanced Portfolio; 0.74%, 0.04%, and 0.78% for Growth Portfolio; and 0.72%, 0.09%, and 0.81% for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.


(7) Each Portfolio's aggregate expenses are contractually limited to the advisory fees and administrative fees disclosed above. The investment advisor will not seek an increase in its advisory or administrative fee at any time prior to May 1, 1999.


(8) The advisory fee is 0.70% of the first $500 million in assets and 0.65% on the excess.



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                                 FEE TABLE - 3

3. HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THESE EXAMPLES ARE PURELY HYPOTHETICAL. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

Whether or not you withdraw or if you annuitize your Account, assuming a 5% annual return on assets and an annual mortality and expense risk charge of 1.00%, you would have paid the following expenses on a $1,000 investment at the end of the applicable time period:


                                                               1 year    3 years     5 years      10 years
                                                              --------   ---------   ---------   ---------
Aetna Ascent VP                                                 $ 18        $ 57        $ 97        $212
Aetna Balanced VP, Inc.                                         $ 16        $ 50        $ 87        $190
Aetna Bond VP                                                   $ 15        $ 47        $ 82        $179
Aetna Crossroads VP                                             $ 18        $ 57        $ 97        $212
Aetna Growth VP                                                 $ 18        $ 57        $ 97        $212
Aetna Growth and Income VP                                      $ 16        $ 50        $ 87        $189
Aetna High Yield VP                                             $ 18        $ 57        $ 97        $212
Aetna Index Plus Large Cap VP                                   $ 16        $ 49        $ 84        $185
Aetna Index Plus Mid Cap VP                                     $ 16        $ 50        $ 87        $190
Aetna Index Plus Small Cap VP                                   $ 16        $ 50        $ 87        $190
Aetna International VP                                          $ 22        $ 67        $115        $248
Aetna Legacy VP                                                 $ 18        $ 57        $ 97        $212
Aetna Money Market VP                                           $ 14        $ 43        $ 74        $162
Aetna Real Estate Securities VP                                 $ 20        $ 61        $105        $227
Aetna Small Company VP                                          $ 20        $ 61        $105        $227
Aetna Value Opportunity VP                                      $ 18        $ 57        $ 97        $212
Calvert Social Balanced Portfolio                               $ 18        $ 57        $ 98        $213
Fidelity VIP Equity-Income Portfolio                            $ 16        $ 50        $ 86        $188
Fidelity VIP Growth Portfolio                                   $ 17        $ 53        $ 92        $200
Fidelity VIP Overseas Portfolio                                 $ 19        $ 60        $104        $224
Fidelity VIP II Contrafund Portfolio                            $ 17        $ 54        $ 93        $202
Janus Aspen Aggressive Growth Portfolio                         $ 18        $ 55        $ 95        $207
Janus Aspen Balanced Portfolio                                  $ 19        $ 58        $ 99        $215
Janus Aspen Flexible Income Portfolio                           $ 18        $ 55        $ 95        $206
Janus Aspen Growth Portfolio                                    $ 17        $ 54        $ 92        $201
Janus Aspen Worldwide Growth Portfolio                          $ 18        $ 55        $ 94        $205
Lexington Natural Resources Trust                               $ 23        $ 70        $120        $258
Oppenheimer Global Securities Fund                              $ 18        $ 55        $ 95        $207
Oppenheimer Strategic Bond Fund                                 $ 19        $ 58        $ 99        $215
Portfolio Partners MFS Emerging Equities Portfolio              $ 18        $ 57        $ 98        $213
Portfolio Partners MFS Research Growth Portfolio                $ 19        $ 58        $100        $217
Portfolio Partners MFS Value Equity Portfolio                   $ 19        $ 60        $103        $222
Portfolio Partners Scudder International Growth Portfolio       $ 20        $ 63        $108        $233
Portfolio Partners T. Rowe Price Growth Equity Portfolio        $ 18        $ 55        $ 95        $206



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                                 FEE TABLE - 4

            TABLE B--FOR CONTRACTS ISSUED PRIOR TO OCTOBER 1, 1996

1. CHARGES AGAINST THE SEPARATE ACCOUNT. Each Subaccount pays these expenses out of its assets. The charges are reflected in the Subaccount's daily Accumulation Unit Value and are not charged directly to an Account. They include:



   Mortality and Expense Risk Charge .........       1.25%
   Asset-Based Sales Charge ..................       0.15%*
   Administrative Expense Charge .............       0.00%**
                                                     ----
    Total Separate Account Charges ...........       1.40%
                                                     ====

* We will monitor the deductions applicable to each Account for the total sales charges to ensure they will never exceed 8.5% of the total Purchase Payments actually made to the Account. The sales charges apply during the Accumulation Period only.

**We currently do not impose an Administrative Expense Charge. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the Subaccounts.

2. ANNUAL EXPENSES OF THE FUNDS

Please refer to "Annual Expenses of The Funds" under Table A for a full illustration of the advisory fees and other expenses applicable to the Funds.


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                                 FEE TABLE - 5

3. HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

Whether or not you withdraw or if you annuitize your Account, assuming a 5% annual return on assets, you would have paid the following expenses on a $1,000 investment at the end of the applicable time period:


                                                               1 year    3 years     5 years      10 years
                                                              --------   ---------   ---------   ---------
Aetna Ascent VP                                                 $ 22        $ 69        $118        $253
Aetna Balanced VP, Inc.                                         $ 20        $ 63        $108        $233
Aetna Bond VP                                                   $ 19        $ 60        $103        $222
Aetna Crossroads VP                                             $ 22        $ 69        $118        $253
Aetna Growth VP                                                 $ 22        $ 69        $118        $253
Aetna Growth and Income VP                                      $ 20        $ 62        $107        $232
Aetna High Yield VP                                             $ 22        $ 69        $118        $253
Aetna Index Plus Large Cap VP                                   $ 20        $ 61        $105        $227
Aetna Index Plus Mid Cap VP                                     $ 20        $ 63        $108        $233
Aetna Index Plus Small Cap VP                                   $ 20        $ 63        $108        $233
Aetna International VP                                          $ 26        $ 79        $136        $289
Aetna Legacy VP                                                 $ 22        $ 69        $118        $253
Aetna Money Market VP                                           $ 18        $ 55        $ 95        $206
Aetna Real Estate Securities VP                                 $ 24        $ 73        $126        $269
Aetna Small Company VP                                          $ 24        $ 73        $126        $269
Aetna Value Opportunity VP                                      $ 22        $ 69        $118        $253
Calvert Social Balanced Portfolio                               $ 22        $ 69        $118        $254
Fidelity VIP Equity-Income Portfolio                            $ 20        $ 62        $107        $231
Fidelity VIP Growth Portfolio                                   $ 21        $ 65        $112        $242
Fidelity VIP Overseas Portfolio                                 $ 24        $ 72        $124        $266
Fidelity VIP II Contrafund Portfolio                            $ 21        $ 66        $113        $244
Janus Aspen Aggressive Growth Portfolio                         $ 22        $ 68        $116        $249
Janus Aspen Balanced Portfolio                                  $ 23        $ 70        $119        $256
Janus Aspen Flexible Income Portfolio                           $ 22        $ 67        $115        $248
Janus Aspen Growth Portfolio                                    $ 21        $ 66        $113        $243
Janus Aspen Worldwide Growth Portfolio                          $ 22        $ 67        $115        $247
Lexington Natural Resources Trust                               $ 27        $ 82        $141        $298
Oppenheimer Global Securities Fund                              $ 22        $ 68        $116        $249
Oppenheimer Strategic Bond Fund                                 $ 23        $ 70        $119        $256
Portfolio Partners MFS Emerging Equities Portfolio              $ 22        $ 69        $118        $254
Portfolio Partners MFS Research Growth Portfolio                $ 23        $ 70        $120        $258
Portfolio Partners MFS Value Equity Portfolio                   $ 23        $ 72        $123        $264
Portfolio Partners Scudder International Growth Portfolio       $ 24        $ 75        $128        $274
Portfolio Partners T. Rowe Price Growth Equity Portfolio        $ 22        $ 67        $115        $248



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                                 FEE TABLE - 6

                        CONDENSED FINANCIAL INFORMATION
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--------------------------------------------------------------------------------
     Condensed financial information for the Accumulation Units under the contracts is shown in Appendix VII.


                                  THE COMPANY
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      Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

      The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.

                           VARIABLE ANNUITY ACCOUNT C
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The Company established Variable Annuity Account C (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of "separate account" under the federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.


      Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities arising out of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to our other income, gains or losses. All obligations arising under the Contracts are our obligations.


                              INVESTMENT OPTIONS
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THE FUNDS

      Purchase Payments may be allocated to one or more of the Subaccounts as designated on the enrollment form. In turn, the Subaccounts invest in the corresponding Funds at net asset value. The Contract Holder may decide to offer only a select number of Funds as funding options under its Plan, or may decide to change which Funds it offers. No more than 18 different investment options may be selected at any one time, unless you have an outstanding loan, in which case as of the date of this Prospectus no more than 18 different choices of investment options may be made during the Accumulation Period. (For Contracts with a loan, a higher total may be available in the future.) For the purposes of either limit, each Fund, the Fixed Account, the Fixed Plus Account, and each classification of GAA counts as one option. If you have an outstanding loan the limit applies over the entire Accumulation Period. Once an investment option is selected, it counts towards the limit even if amounts are no longer allocated to that option. Please check with your local representative or contact the Company at the toll-free number in the "Inquiries" section of the Prospectus summary to determine if these limitations apply to you or to determine if you may select more than 18 investment options during the Accumulation Period if you have a loan.

      The Company may add, withdraw or substitute Funds, subject to the conditions in the Contract and in compliance with regulatory requirements. The


--------------------------------------------------------------------------------
availability of the Funds may also be subject to applicable regulatory authorization. Not all Funds may be available in all jurisdictions, under all Contracts or in all Plans.

      If the shares of any Fund should no longer be available for investment by the Separate Account, or if in the judgment of the Company further investments in such shares should become inappropriate under this type of Contract, we may cease to make such Fund shares available for investment under the Contract on a prospective basis. The Company may, alternatively, substitute shares of another Fund for shares already acquired. The Company reserves the right to substitute shares of another Fund for shares already acquired without a proxy vote. Any elimination, substitution or addition of Funds will be done in accordance with applicable state and federal securities laws.

      The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.


[bullet] Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund,
         Inc.) seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

[bullet] Aetna Income Shares d/b/a Aetna Bond VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

[bullet] Aetna Variable Fund d/b/a Aetna Growth and Income VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

[bullet] Aetna Variable Encore Fund d/b/a Aetna Money Market VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)

[bullet] Aetna Generation Portfolios, Inc.-Aetna Ascent VP (formerly Aetna
         Ascent Variable Portfolio) seeks to provide capital appreciation. The Portfolio is designed for investors who have an investment horizon exceeding 15 years and who have a high level of risk tolerance.(1)

[bullet] Aetna Generation Portfolios, Inc.-Aetna Crossroads VP (formerly Aetna
         Crossroads Variable Portfolio) seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is designed for investors who have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

[bullet] Aetna Generation Portfolios, Inc.-Aetna Legacy VP (formerly Aetna
         Legacy Variable Portfolio) seeks to provide total return consistent with preservation of capital. The Portfolio is designed for investors who have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna Growth VP (formerly Aetna
         Variable Growth Portfolio) seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna High Yield VP seeks high current income and growth of capital primarily through investment in a diversified portfolio of fixed income securities rated lower than BBB-by Standard and Poor's Corporation or lower than Baa3 by Moody's Investors Service, Inc.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna Index Plus Large Cap VP (formerly
         Aetna Variable Index Plus Portfolio) seeks to outperform the total return performance of publicly traded common stocks represented in the S&P 500 Composite Stock Price Index.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna Index Plus Mid Cap VP seeks to outperform the total return performance of publicly traded common stocks represented in the S&P 400.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna Index Plus Small Cap VP seeks to outperform the total return performance of publicly traded common stocks represented by the S&P SmallCap 600 Index, a stock


--------------------------------------------------------------------------------
         market index composed of 600 common stocks selected by Standard and Poor's Corporation.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna International VP seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. Aetna International VP will not target any given level of current income.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna Real Estate Securities VP seeks maximum total return primarily through investment in a diversified portfolio of equity securities issued by real estate companies, the majority of which are real estate investment trusts (REITs).(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna Small Company VP (formerly Aetna
         Variable Small Company Portfolio) seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna Value Opportunity VP (formerly
         Aetna Variable Capital Appreciation Portfolio) seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.(1)

[bullet] Calvert Social Balanced Portfolio (formerly Calvert Responsibly
         Invested Balanced Portfolio) is a nondiversified portfolio that seeks to achieve a total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social criteria established for the Portfolio.(2)

[bullet] Fidelity Investments Variable Insurance Products Fund--Equity-Income
         Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the fund also considers the potential for capital appreciation.(3)

[bullet] Fidelity Investments Variable Insurance Products Fund--Growth Portfolio seeks capital appreciation by investing mainly in common stocks, although its investments are not restricted to any one type of security.(3)

[bullet] Fidelity Investments Variable Insurance Products Fund--Overseas
         Portfolio seeks long-term growth by investing mainly in foreign securities (at least 65% of the Fund's total assets in securities of foreign issuers. Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuation.(3)

[bullet] Fidelity Investments Variable Insurance Products Fund II--Contrafund
         Portfolio seeks maximum total return over the long term by investing mainly in securities of companies whose value the investment adviser believes is not fully recognized by the public.(3)

[bullet] Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index, which as of December 31, 1997 included companies with capitalizations between approximately $213 million and $13.7 billion, but which is expected to change on a regular basis.(4)

[bullet] Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by, under normal circumstances, investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected primarily for their income potential.(4)

[bullet] Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in income-producing securities. Total return is expected to result from a combination of current income and capital appreciation. The Portfolio invests in all types of income-producing securities and may have substantial holdings of debt securities rated below investment grade (e.g., junk bonds).(4)

[bullet] Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of issuers of any size. This Portfolio generally invests in larger, more established issuers.(4)

[bullet] Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner


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         consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(4)

[bullet] Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.

         This Fund is only available for investment by Participants who were directing current allocations into the Fund as of May 1, 1998. As soon as all such Participants have redirected their allocations to other investment options, the Fund will be closed to all new investments (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account and loan repayments automatically deposited into the Fund pursuant to the Company's loan repayment procedures).(5)

[bullet] Oppenheimer Global Securities Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities but which may be considered to be speculative.(6)

[bullet] Oppenheimer Strategic Bond Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund intends to invest principally in (i) foreign government and corporate debt securities, (ii) securities of the U.S. Government and its agencies and instrumentalities ("U.S. Government securities"), and
         (iii) lower-rated high yield domestic debt securities, commonly known as "junk bonds," which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities. These securities may be considered to be speculative. Current income is not an objective.(6)

[bullet] Portfolio Partners MFS Emerging Equities Portfolio seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective.(7)(a)

[bullet] Portfolio Partners MFS Research Growth Portfolio seeks long-term growth of capital and future income.(7)(a)

[bullet] Portfolio Partners MFS Value Equity Portfolio seeks capital appreciation. Dividend income, if any, is a consideration incidental to the Portfolio's objective of capital appreciation.(7)(a)

[bullet] Portfolio Partners Scudder International Growth Portfolio seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.(7)(b)

[bullet] Portfolio Partners T. Rowe Price Growth Equity Portfolio seeks long-term growth of capital and, secondarily, to increase dividend income by investing primarily in common stocks of well established growth companies.(7)(c)


Investment Advisers for each of the Funds:
(1) Aeltus Investment Management, Inc.
(2) Calvert Asset Management Company, Inc.
(3) Fidelity Management & Research Company
(4) Janus Capital Corporation
(5) Lexington Management Corporation (adviser); Market Systems Research Advisors, Inc. (subadviser)
(6) Oppenheimerfunds, Inc.
(7) Aetna Life Insurance and Annuity Company (adviser):
    (a) Massachusetts Financial Services Company (sub-adviser)
    (b) Scudder Kemper Investments, Inc. (sub-adviser)
    (c) T. Rowe Price Associates, Inc. (sub-adviser)

      Risks Associated with Investment in the Funds. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

      More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund which is distributed with and accompanies this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives. Additional prospectuses and Statements of Additional Information for this Prospectus and for each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed under the "Inquiries" section of the Prospectus Summary.


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      Conflicts of Interest (Mixed and Shared Funding). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued or sponsored by the Company or by third parties. This is referred to as "mixed funding."

      Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.

CREDITED INTEREST OPTIONS
      Purchase Payments may be allocated to one or more of the Credited Interest Options available under the Contract as described below. The Contract Holder may elect not to offer all Credited Interest Options under its Plan.

[bullet] The Guaranteed Accumulation Account (GAA) is a credited interest option through which we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in the GAA for the full guaranteed term to receive the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied.
         (See Appendix I).

[bullet] The Fixed Plus Account is a part of the Company's general account and guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates in its discretion. Withdrawals and transfers from the Fixed Plus Account are limited.
         (See Appendices II, III and IV.)

[bullet] The Fixed Account is part of the Company's general account. The Fixed
         Account guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates from time to time. The Fixed Account is only available in limited circumstances. Transfers from the Fixed Account are limited. (See Appendix V.)

                                   PURCHASE
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CONTRACT AVAILABILITY

      The Contracts are designed to fund Plans adopted by institutions of higher education for their employees. The Plans may be (1) tax-deferred annuity programs under Section 403(b) of the Code, and/or (2) qualified defined contribution plans under Section 401(a) and 414(h) of the Code.

      Eligible participants in the Plan seeking to invest and accumulate money for retirement can purchase individual interests in group Contracts. The group Contract is generally owned by the employer, and individual accounts are established for each Participant. For each Contract, one or more Employee Accounts will be established for contributions derived from employee salary reduction or salary deduction (as provided for by the Plan), and one or more Employer Accounts may be established for contributions made by the employer on the employee's behalf.

PURCHASING INTERESTS IN THE CONTRACT
      Eligible organizations may acquire both types (403(b) and 401(a)) of group Contracts for its Plans(s) by submitting the appropriate master application form(s) to the Company. Once we approve the application, a group Contract is generally issued to the employer as the group Contract Holder. Participants may purchase interests in a group Contract by submitting an enrollment form to the Company.


      The Company must accept or reject the Enrollment Materials within two business days of receipt. If the Enrollment Materials are incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for a longer period pending acceptance of the forms only with consent of the Participant, or under certain circumstances described below, with the consent of the group Contract Holder. Under limited circumstances the Company may agree, with respect to a particular Plan, to hold Purchase Payments for longer than the


--------------------------------------------------------------------------------
five business days, based on the consent of the group Contract Holder, in which case these Purchase Payments will be deposited in the Aetna Money Market VP Subaccount until the forms are completed.

      Purchase Payments will initially be allocated to the Subaccounts or Credited Interest Options as specified by the Participant on the enrollment form. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected during the Accumulation Period. (See "Transfers.") The Code imposes a maximum limit on annual Purchase Payments which may be excluded from a Participant's gross income. (See "Tax Status.")

RIGHTS UNDER THE CONTRACT
      You have a right to the value of your Employee Account. You have a right to the value of your Employer Account to the extent of your vested percentage under the Plan as interpreted by the Contract Holder. Subject to the terms of the Plan, you may select the investment options for your Employer Account and your Employee Account. You may elect an Annuity option for your Account Value; however, for your Employer and certain Employee Accounts (as provided in the Plan), the Contract Holder must certify that you are eligible for a distribution and that the form of Annuity is permitted under the terms of the Plan.

RIGHT TO CANCEL
      The Contract or participation under the Contract may be canceled without penalty by returning it (or other document evidencing your interest) to the Company with a written notice of intent to cancel. In most states, you have ten days to exercise this right; some states allow you a longer free-look period. When we receive the request for cancellation, we will return the Account Value, unless the laws of the state in which the Contract was issued require that we return the initial Purchase Payment (if greater than the Account Value). In states that do not require a return of Purchase Payments, the purchaser bears the entire investment risk for amounts allocated among the Subaccounts during the free look period. Account Values will be determined as of the Valuation Date on which we receive the request for cancellation at our Home Office.

                            CHARGES AND DEDUCTIONS
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DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

      Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. For Master Contracts issued on or after October 1, 1996 (and for Master Contracts issued prior to that date that are endorsed to contain this provision), during the Accumulation Period, the charge is equal, on an annual basis, to 1.00% of the daily net assets of the Subaccounts. However, in certain circumstances where the risk of adverse mortality and/or expense experience associated with a Master Contract issued to a Plan on or after December 31, 1997 (and for Master Contracts issued prior to that date that are endorsed to allow for a reduction in the mortality and expense charge), may be reduced, subject to applicable state regulatory approval, the mortality and expense risk charge applicable to that Master Contract may also be reduced. Whether such a reduction is available will be determined by the Company based upon consideration of some or all of the following factors:

      1) the size of the prospective group;

      2) projected annual Purchase Payments for the number of Participants estimated to choose the Contract;

      3) the frequency of projected distributions;

      4) the type and level of administrative and sales services to be provided;

      5) the retirement program design. For example, the retirement program design, may favor the stability of invested assets and limit the conditions for withdrawals, loans, and investment options available which, in turn, will lower administrative expenses.

      Prospective purchasers eligible for a reduction in the mortality and expense risk charge will be notified of their eligibility and the amount of the charge applicable to their Contract prior to the Company's acceptance of an application for the Contract. Any reduction of the mortality and expense risk charge will not be unfairly discriminatory against any person.



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      For Master Contracts issued prior to October 1, 1996, the mortality and expense risk charge during the Accumulation Period is equivalent to 1.25% per year.

      During the Annuity Period, for any Contract, the deduction for mortality and expense risks is equivalent to 1.25% per year.

      The mortality and expense risk charge compensates the Company for the assumption of the mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

      If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expenses relating to the Contracts and as a source of profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

      Asset Based Sales Charge. There are no deductions from Purchase Payments for sales commissions or related expenses. For Contracts issued prior to October 1, 1996 (except for Contracts that are endorsed to delete this provision), sales commissions and expenses are advanced by the Company and recovered out of an asset based sales charge that is deducted from the Account in an amount that equals 0.15% on an annual basis. The deduction is made from amounts held in the Subaccounts during the Accumulation Period only. We will monitor each Account to ensure that the total sales charges will never exceed 8.5% of the total Purchase Payments actually made to the Account.

      If the asset based sales charges are insufficient to recover sales commissions, such commissions would be recovered out of the Company's profits from investment activities, including the mortality and expense risk charges under the Contract. For sales commissions paid in connection with the sale of the Contracts, see "Distribution."

      Administrative Expense Charge. The Company reserves the right to make a deduction from each of the Subaccounts for an administrative expense charge. The administrative expense charge compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

      Under the Contract, the amount of the administrative expense charge may be of an amount equal, on an annual basis, to a maximum of 0.25% of the daily net assets of the Subaccounts. There is currently no administrative expense charge during the Accumulation Period or Annuity Period. Once an Annuity Option is elected, the charge will be established and will be effective during the entire Annuity Period.

FUND EXPENSES
      Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.


PREMIUM AND OTHER TAXES
      Several states and municipalities impose a premium tax on Annuities. These taxes currently range from 0% to 4%. The Company reserves the right to deduct premium tax against Purchase Payments or Account Values, but no earlier than when we have a tax liability under state law. The Company's current practice is to deduct for premium taxes at the time of complete withdrawal or annuitization. In addition to the premium tax, the Company reserves the right to assess a charge for any state or federal taxes due against the Contract or the Separate Account assets. (See "Tax Status.")


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                               CONTRACT VALUATION
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ACCOUNT VALUE
      Until the Annuity Date, the Account Value is the total dollar value of amounts held in your Account as of any Valuation Date. The Account Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in any of the Credited Interest Options.

ACCUMULATION UNITS
      The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges, the asset based sales charge (if applicable) and the administrative expense charge (if any).


      Initial Purchase Payments will be credited to your Account at the AUV next computed following our acceptance of the Enrollment Materials, as described under "Purchase--Purchasing Interests in the Contract." Each subsequent Purchase Payment (or amount transferred) received by the Company by the close of business of the New York Stock Exchange will be credited to your Account at the AUV computed on the next Valuation Date following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.


NET INVESTMENT FACTOR
      The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

      (a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

      (b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

      (c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount;

      (d) divided by the total value of the Subaccount's Accumulation and Annuity Units on the preceding Valuation Date;

      (e) minus a daily charge for mortality and expense risks, administrative expenses (if applicable), and asset based sales charges (if applicable). (See "Charges and Deductions" for further details on the charges pertaining to your Contract.)

      The net investment rate may be either positive or negative.

                                   TRANSFERS
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You can transfer amounts held under your Account from one Subaccount to another. Transfers between the Credited Interest Options and the Subaccounts are subject to certain restrictions. (See the Appendices.) A request for transfer can be made either in writing or by telephone (see "Telephone Transfers" below). All transfers must be in accordance with the terms of the Contract and your Plan, as applicable.


      The Company currently allows unlimited transfers of accumulated amounts to available investment options without charge. However, the total number of investment options that you may select during the Accumulation Period is limited. (See "Investment Options--The Funds.") The minimum transfer amount is $500. Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office.


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TELEPHONE TRANSFERS
      Subject to the Contract Holder's approval, You automatically have the right to make transfers among Funds by telephone. We have enacted procedures to prevent abuses of Account transactions by telephone, including requiring the use of a personal identification number (PIN) to execute transactions. You are responsible for safeguarding your PIN, and for keeping Account information confidential. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by you. To ensure authenticity, we record all calls on the 800 line. Note: all Account information and transactions permitted are subject to the terms of the Plan(s).


DOLLAR COST AVERAGING PROGRAM
      You may establish automated transfers of Account Values on a monthly or quarterly basis through the Company's Dollar Cost Averaging Program. There is no additional charge for the program. Dollar Cost Averaging is a system for investing a fixed amount of money at regular intervals over a period of time. Dollar Cost Averaging does not ensure a profit nor guarantee against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. Please refer to the "Inquiries" section of the Prospectus Summary which describes how you can obtain further information.


      Effective May 1, 1998, dollar cost averaging is not permitted into the Lexington Natural Resources Trust Subaccount.


                                  WITHDRAWALS
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      All or a portion of the Account Value may be withdrawn at any time during the Accumulation Period, subject to the withdrawal restrictions under Section 403(b) Contracts described below, and subject to limitations on withdrawals from the Credited Interest Options. The Contract may require that the Contract Holder certify in writing that you are eligible both as to the timing and form of distribution. To request a withdrawal, you must properly complete a disbursement form and send it to our Home Office. Payments for withdrawal requests will be made in accordance with SEC requirements, but normally not later than seven calendar days following our receipt of a disbursement form. Withdrawals may be requested in one of the following forms:

[bullet] Full Withdrawal of an Account: The amount paid for a full withdrawal will be the Account Value allocated to the Subaccounts, the Guaranteed Accumulation Account (plus or minus a market value adjustment) (see Appendix I), and the Fixed Account, plus the amount available for withdrawal from the Fixed Plus Account (see Appendices II, III and IV).

[bullet] Partial Withdrawals (Percentage or Specified Dollar Amount): The amount paid will be the percentage of the Account Value or the dollar amount requested; however, the amount available for withdrawal from the Fixed Plus Account is limited (see Appendices II, III and IV).

      For any partial withdrawal, amounts will be withdrawn proportionately from each Subaccount or Credited Interest Option in which the Account is invested, unless you request otherwise in writing. All amounts paid will be based on Account Values as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify. A 20 federal income tax may be withheld from amounts paid directly to you. (See "Tax Status-- Contracts Used with Certain Retirement Plans.")

      Withdrawal Restrictions from 403(b) Plans. Under Section 403(b) Contracts, a withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to your death, disability, attainment of age 591/2, separation from service or financial hardship. (See "Tax Status.")


REINVESTMENT PRIVILEGE
      Within 30 days after a withdrawal, if allowed by law, a Participant may elect to reinvest all or a portion of the proceeds received for the full withdrawal of an Account. Reinvested amounts must be received by the Company within 60 days of the withdrawal. Accumulation Units will be credited to the Account for the amount


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reinvested. Reinvested amounts will be reallocated to the applicable investment options in the same proportion as they were allocated at the time of withdrawal. Accumulation Units will be credited to your Account based on the Accumulation Unit Value next computed following our receipt of your request along with the amount to be reinvested. The reinvestment privilege may be used only once. See Appendix I for a discussion of amounts withdrawn from GAA and then reinvested. If you are contemplating reinvestment, you should seek competent advice regarding the tax consequences associated with such a transaction.


                                 CONTRACT LOANS
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      If allowed by the Plan, Participants may request a loan from their Account Value during the Accumulation Period. Loans can only be made from those Account Values held in the Subaccounts or from those Credited Interest Options that allow loans. (See Appendices I, II and III.) A loan may be obtained by reviewing and reading the terms of your loan agreement, properly completing a loan request form and submitting it to the Company's Home Office.

                        SYSTEMATIC DISTRIBUTION OPTIONS
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      The Company offers certain withdrawal options under the Contract that are not considered annuity options ("Systematic Distribution Options"). To exercise these options, your Account Value must meet the minimum dollar amounts and age criteria applicable to that option. In addition, for Employer and certain Employee Accounts, the Contract Holder must provide written certification that the distribution is in accordance with the terms of the Plan. The Systematic Distribution Options that may be available under the Contract include the following:

[bullet] SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract. (This option may not be elected if you have an outstanding contract loan.)

[bullet] ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law at the later of age 70-1/2 or retirement, or for 5% owners at age 70-1/2 and pays you that amount once a year. (See "Tax Status.")

[bullet] LEO--Life Expectancy Option. LEO is a distribution option under which a portion of your Account Value will be automatically surrendered and distributed each year, payable over a period equal to the life expectancy of the Participant or the joint life expectancy of the Participant and the designated Beneficiary.

      Other Systematic Distribution Options may be added from time to time. Information relating to any of the Systematic Distribution Options may be obtained from your local representative or from the Company at its Home Office.


      If you select one of the Systematic Distribution Options, you will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. Your Account Value will continue to be subject to the charges and deductions described in this Prospectus. Taking a withdrawal under one of these Systematic Distribution Options may have tax consequences. Any person concerned about tax implications should consult a competent tax advisor prior to electing an option.

      Once you elect a Systematic Distribution Option, you may revoke it any time by submitting a written request to our Home Office. Once an option is revoked, it may not be elected again, nor may any other Systematic Distribution Option be elected unless permitted by the Code. The Company reserves the right to discontinue the availability of one or all of these Systematic Distribution Options at any time, and/or to change the terms of future elections.


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                   DEATH BENEFIT DURING ACCUMULATION PERIOD
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The Contract provides that a death benefit is payable to the Beneficiary(ies) upon the death of the Participant before the Annuity Date. If a lump-sum distribution or an Annuity Option is elected within six months of the Participant's death, a guaranteed death benefit is provided. For each Account, the guaranteed death benefit is the greater of:

      (a) the Account Value, plus any positive aggregate Market Value Adjustment (MVA) that applies to amounts allocated to the Guaranteed Accumulation Account (GAA), on the day the death notice and request for payment are received in good order at our Home Office; or

      (b) the sum of the net Purchase Payments made to each Account, minus withdrawals made from the Account and any amount allocated to the Loan Account.

      If a lump-sum distribution or Annuity Option is elected six months or more after your death, the Beneficiary will receive the Account Value, plus or minus any MVA that would apply to any portion of the Account allocated to GAA. If a full or partial withdrawal is made within six months after your death, the Beneficiary will receive the Account Value, plus any positive MVA that would apply to any portion of the Account allocated to GAA. The value of the Account is determined as of the Valuation Date on which proof of death acceptable to us and a request for payment are received at our Home Office.

      Death benefit proceeds may be paid to the Beneficiary:

[bullet] in a lump sum; or

[bullet] in accordance with any of the Annuity Options available under the Contract.

      The Beneficiary may instead elect one of the following two options; however, the Code limits how long the death benefit proceeds may be left in these options (see below):

[bullet] to leave the Account Value invested in the Contract; or

[bullet] to leave the Account Value on deposit in the Company's general account, and to receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The balance on deposit can be withdrawn at any time or applied to an Annuity Option.

      When paying the Beneficiary, we will determine the Account Value on the Valuation Date following the date on which we receive proof of death acceptable to the Company. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the Beneficiary within seven days after we receive proof of death and request for payment.

      The Code requires that distribution of death proceeds begin within a certain period of time. Generally, either payments must begin by December 31 of the year following the year of your death, or the entire value of your benefits must be distributed by December 31 of the fifth year following the year of your death. If your Beneficiary is your spouse, he or she is not required to begin distributions until the year you would have attained age 70-1/2. In no event may payments extend beyond the life of the Beneficiary or any specified period greater than the Beneficiary's life expectancy. If no elections are made, no distributions will be made. Failure to commence distributions within the above time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. (See "Tax Status.")

                                ANNUITY PERIOD
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ANNUITY PERIOD ELECTIONS
      The Code generally requires that minimum annual distributions of the Account Value must begin by April 1st of the calendar year following the calendar year in which a Participant attains age 70-1/2 (or retires, if later, unless the Participant is a 5% owner). In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Systematic Distribution Options. (See "Tax Status.")



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      At least 30 days prior to the Annuity Date, you must notify us in writing of the following:

[bullet] the date on which you would like to start receiving annuity payments;

[bullet] the Annuity Option under which you want your payments to be calculated and paid; and


[bullet] the investment option(s) used to provide annuity payments (i.e., a fixed annuity using the general account or any of the Subaccounts available as of the Annuity Date).


      For the Employer and certain Employee Accounts, the Contract Holder must provide written certification that the distribution is in accordance with the terms of the Plan. (See "Rights Under the Contract.")

      Annuity Payments will not begin until you have selected an Annuity Date and an Annuity Option. Until a date and option are elected the Account will continue in the Accumulation Period. Annuity Payments will be made monthly, unless a Participant elects otherwise. Once Annuity Payments begin, the Annuity Option selected may not be changed. If your Plan requires, you may also be required to submit the appropriate joint and survivor annuity waiver and spousal consent form(s) to us. Transfers among Subaccounts during the Annuity Period are only permitted under Master Contracts issued, or endorsed to allow such transfers, on or after October 1, 1996. We reserve the right to limit such transfers to four per year.

ANNUITY OPTIONS
      You may choose one of the following Annuity Options:

Lifetime Annuity Options:

[bullet] Option 1--Life Annuity--An annuity with payments ending on the Participant's death.

[bullet] Option 2--Life Annuity with Guaranteed Payments-- An annuity with payments guaranteed for 5-30 years.

[bullet] Option 3--Life Annuity with Cash Refund Feature-- An annuity with a cash refund feature. Payments may be guaranteed for the amount applied to the Annuity option. If the Annuitant dies prior to the payment of the amount applied to the Annuity Option (less any premium tax), any remaining balance will be paid in one sum to the Beneficiary. This option is only available on a fixed basis.

[bullet] Option 4--Life Annuity based upon the Lives of Two Annuitants--An annuity will be paid during the lives of the Annuitant and a second Annuitant. You may select either an Annuity with 100%, 66% or 50% of the payment to continue after the first death, or an Annuity with 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

[bullet] Option 5--Life Annuity based Upon the Lives of Two Annuitants with
         Guaranteed Payments--An annuity with Payments for a minimum of 5-30 years, with 100% of the payment to continue after the first death.

[bullet] Option 6--Life Annuity Based Upon the Lives of Two Annuitants with a
         Cash Refund Feature--An annuity with 100% of the payment to continue after the first death with a cash refund feature. Payments are guaranteed for the amount applied to the Annuity Option. If both Annuitants die prior to the total payment of the amount applied to the Annuity Option (less any premium tax), any remaining balance will be paid in one sum to the beneficiary. This option is only available on a fixed basis.


      If Option 1 or 4 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 4, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity payments begin, the Participant cannot elect to receive another form of benefit..

Non-lifetime Annuity Options:

[bullet] Option 1--Payments for a Specified Period-- payments will continue for a specified period of time, as provided for under your Contract. Under some Contracts, for amounts held in the Fixed Plus Account, the Annuity must be paid on a fixed basis. (See Appendices II, III, IV, and VI to determine if this applies to the Contract.)

      If a non-lifetime option is elected on a variable basis, the Participant, with the consent of the Contract Holder, may request at any time during the payment period that the present value of all or a portion of the remaining variable payments be paid in one sum.

      We may also offer additional Annuity Options under your Contract from time to time.


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DURATION OF ANNUITY PAYMENTS
      Annuity payments may not extend beyond (a) the life of the Participant,
(b) the joint lives of the Participant and Beneficiary, (c) a period greater than the Participant's life expectancy, or (d) a period greater than the joint life expectancies of the Participant and Beneficiary.

      Amount of Each Annuity Payment. The amount of each payment depends on how you allocate your Account Value between fixed and variable options. For Master Contracts issued on or after October 1, 1996 (and Master Contracts issued prior to that date that are endorsed to contain this provision), no election may be made that would result in the first Annuity payment of less than $50, or total yearly Annuity payments of less than $250. For Contracts issued prior to October 1, 1996, no election may be made that would result in the first Annuity payment of less than $25, or total yearly Annuity payments of less than $125. If your Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

      If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3 1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 31/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further discussion on the impact of selecting an assumed net investment rate.)

CHARGES DEDUCTED DURING THE ANNUITY PERIOD
      During the Annuity Period, we will make a daily deduction of 1.25% for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the non-lifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. (See "Charges and Deductions.")

DEATH BENEFIT PAYABLE DURING THE ANNUITY PERIOD
      If a Participant dies after Annuity Payments have begun, any death benefit payable will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or Option 4 was elected, Annuity Payments will cease on the death of the Participant under Option 1 or the death of the surviving Annuitant under Option 4.

      If Lifetime Option 2 or Option 5 was elected and the death of the Participant under Option 2, or the surviving Annuitant under Option 5, occurs prior to the end of the guaranteed minimum payment period, we will continue payments to the Beneficiary unless the Beneficiary elects a lump sum.

      If the non-lifetime option was elected, and the Annuitant dies before all payments are made, the value of any remaining payments will be paid to the Beneficiary unless the Beneficiary elects a lump sum.

      If the Participant dies after Annuity payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining value must be distributed to the Beneficiary at least as rapidly as under the original method of distribution.

      Any lump-sum payment paid under the applicable lifetime or non-lifetime Annuity options will be made within seven calendar days after acceptable proof of death, and a request for payment are received at our Home Office. The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 5, such value will be reduced by any payments made after the date of death.

                                  TAX STATUS
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INTRODUCTION

      The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). The Company makes no guarantee regarding the tax treatment of any contract or transaction involving a Contract. The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity payments, and on the economic benefit to the Contract Holder,


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Participant or Beneficiary may depend upon the tax status of the individual concerned, moreover, no attempt has been made to consider any applicable state or other tax laws. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.


TAXATION OF THE COMPANY
      The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

      The Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretation thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

CONTRACTS USED WITH CERTAIN RETIREMENT PLANS
      In General. The Contract is designed for use with Section 403(b) plans and
Section 401(a) plans. The tax rules applicable to retirement plans vary according to the type of plan and the terms and conditions of the plan.

      The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants as well as Beneficiaries are cautioned that the rights of any person to any benefits under the Contracts may be subject to the terms and conditions of the Plans themselves, in addition to the terms and conditions of the Contracts issued in connection with such Plans. Some retirement plans are subject to limitations on distribution and other requirements that are not incorporated in the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions relating to the Contracts satisfy applicable laws, and should consult their legal counsel and tax adviser regarding the suitability of the Contract.

      Minimum Distribution Requirements. The Code has required distribution rules for Section 403(b) and 401(a) Plans. Under 403(b) Plans, distributions of amounts held as of December 31, 1986 must generally begin by the end of the calendar year in which you attain age 75 or retire, if later. However, special rules require that some or all of that balance be distributed earlier if any distributions are taken in excess of the minimum required amount. For all Participants, other than 5% owners, distributions under 401(a) Plans, and distributions attributable to contributions under Section 403(b) Plans on or after January 1, 1987 (including any earnings on the entire Account Value after that date), must generally begin by April 1 of the calendar year following the calendar year in which you attain age 70-1/2 or retire, if later. For 5% owners, such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 70-1/2.

      In general, annuity payments must be distributed over your life or the joint lives of you and your Beneficiary, or over a period not greater than your life expectancy or the joint life expectancies of you and your Beneficiary.

      If you die after the required minimum distribution has commenced, distributions to your Beneficiary must be made at least as rapidly as under the method of distribution in effect at the time of your death. However, if the minimum required distribution is calculated each year based on your single life expectancy or the joint life expectancies of you and your Beneficiary, the regulations for Code Section 401(a)(9) provide specific rules for calculating the minimum required distributions at your death. For example, if you have elected ECO with the calculation based on your single life expectancy, and the life expectancy is recalculated each year, your recalculated life expectancy becomes zero in the calendar year following your death and the entire remaining interest must be distributed to your beneficiary by December 31 of the year following your death. However, a spousal beneficiary has certain rollover rights which can only be exercised in the year of your death. The rules are complex and you should consult your tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.


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      If you die before the required minimum distribution has commenced, your entire interest must be distributed by December 31 of the calendar year in which the fifth anniversary of the date of your death occurs. Alternatively, payments may be made over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary provided the distribution begins by December 31 of the calendar year following the calendar year of your death. If the Beneficiary is your spouse, the distribution must begin on or before the later of (1) December 31 of the calendar year following the calendar year of your death, or (2) December 31 of the calendar year in which you would have attained age 70-1/2.

      If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.


      Taxation of Distributions. All distributions will be taxed as they are received unless you made a rollover contribution of the distribution to another plan of the same type or to a traditional individual retirement annuity/account ("IRA") in accordance with the Code, or unless you have made after-tax contributions to the plan, which are not taxed upon distribution. The Code has specific rules that apply, depending on the type of distribution received, if after-tax contributions were made.

      In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received those payments.

      Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients may be provided the opportunity to elect not to have tax withheld from distributions; however, certain distributions from annuities are subject to mandatory 20% federal income tax withholding. If the Participant or Beneficiary is a non-resident alien, any withholding will be governed by Code Section 1441 based on the individual's citizenship, the country of domicile and treaty status. We will report to the IRS the taxable portion of all distributions.

      The Code imposes a 10% penalty tax on the taxable portion of any distribution unless made when (a) you have attained age 591/2, (b) you have become disabled, (c) you have died, (d) you have separated from service with the plan sponsor at or after age 55, (e) the distribution amount is rolled over into another plan of the same type or to an IRA in accordance with the terms of the Code, or (f) the distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary, provided you have separated from service with the plan sponsor. In addition, the penalty tax does not apply for the amount of a distribution equal to medical expenses incurred by you that qualify for deduction as specified in the Code. The Code may impose other penalty taxes in other circumstances.

      Section 403(b) Plans. Under Section 403(b), contributions made by public school systems and Section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.


      In order to be excludable from taxable income, total annual contributions made by you and your employer cannot exceed either of two limits set by the Code. The first limit, under Section 415, is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the Plan and, for years beginning after December 31, 1997, includes any elective deferrals under Code Section 402(g) and any amounts not included in gross income under Code Section 125 or 457. The second limit, which is the exclusion allowance under Section 403(b), is usually calculated according to a formula that takes into account your length of employment and any pretax contributions to certain other retirement plans. These two limits apply to your contributions as well as to any contributions made by your employer on your behalf. There is an additional limit that specifically limits your salary reduction contributions to generally no more than $10,000 annually (subject to indexing); your own limit may be higher or lower, depending on certain conditions.

      Code section 403(b)(11) restricts the distribution under Section 403(b) contracts of: (1) salary reduction contributions made after December 31, 1988;
(2) earnings on those contributions; and (3) earnings during such period on amounts held as of December 31, 1988. Subject to the terms of the Plan, distribution of those amounts may only occur upon death of the employee, attainment of age 591/2, separation from service, disability, or financial hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.


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      If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the Contracts covered by this Prospectus, amounts transferred from a Code
Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Code Section 403(b)(7)(A)(ii).

      Generally, no amounts accumulated under the Contract will be taxable prior to the time of actual distribution. However, the IRS has stated in published rulings that a variable contract owner, including participants under Section 403(b) plans, will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includable in the variable contract owner's gross income. The Treasury announced that guidance would be issued in the future regarding the extent to which owners could direct their investments among Subaccounts without being treated as owners of the underlying assets of the Separate Account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the owner from being considered the federal tax owner of the assets of the Separate Account.

      Section 401(a) Plans. Section 401(a) permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the Plan, to the Participant or to both may result if this Contract is assigned or transferred to any individual except to a Participant as a means to provide benefit payments.


      The Code imposes a maximum limit on annual Purchase Payments that may be excluded from a Participant's gross income. Such limit must be calculated under the Plan by the employer in accordance with Section 415 of the Code. This limit is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the Plan and, for years beginning after December 31, 1997, includes any elective deferrals under Code
Section 402(g) and any amounts not included in gross income under Code Section 125 or 457. In addition, Purchase Payments will be excluded from a Participant's gross income only if the 401(a) Plan meets certain nondiscrimination requirements.


                                 MISCELLANEOUS
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DISTRIBUTION

      The Company will serve as the Principal Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As Underwriter, the Company will contract with one or more registered broker-dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide services to Participants in connection with establishing their Accounts under the Contract.

      Payment of Commissions. Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum percentage amount that the Company will ever pay as commission with respect to any given Purchase Payment is with respect to those made during the first year of Purchase Payments under an Account. The percentage amount will range from 1% to 6% of those Purchase Payments. The Company may also pay renewal commissions on Purchase Payments made after the first year and asset-based service fees. The average of all payments made by the Company is estimated to equal approximately 3% of the total Purchase Payments made over the life of an average Contract. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are


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generally more profitable to the Company. The Company may also reimburse the Distributor for certain expenses. The name of the Distributor and the registered representative responsible for your Account are set forth in your enrollment materials. Commissions and sales related expenses are paid by the Company and are not deducted from Purchase Payments. (See "Charges and Deductions.")

      Third Party Compensation Arrangements. Occasionally, we may pay commissions and fees to Distributors which are affiliated or associated with the Contract Holder or the Participants. We may also enter into agreements with some entities associated with the Contract Holder or Participants in which we would agree to pay the entity for certain services in connection with administering the Contracts. In both these circumstances there may be an understanding that the Distributor or entity would endorse the Company as a provider of the Contract. You will be notified if you are purchasing a Contract that is subject to these arrangements.

DELAY OR SUSPENSION OF PAYMENTS
      The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the Protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

      From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since contributions were first received in the Fund under the Separate Account, if less than the full period). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, asset based sales charges (if applicable) and any administrative expense charge). The non-standardized figures are computed in the same manner but may also include monthly, quarterly, year-to-date and three-year periods and may also be calculated from the Fund's inception date.


      The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

VOTING RIGHTS
      In accordance with the Company's view of present applicable law, it will vote the shares of each of the Funds held by the Separate Account at regular and special meetings of Fund shareholders in accordance with instructions received from persons having a voting interest in the Separate Account. Participants may instruct the Contract Holder how to direct the Company to cast the votes for the portion of the Account Value or valuation reserve attributable to their Accounts. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions.

      Each person having a voting interest in the Separate Account will receive periodic reports relating to the Fund(s) in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication at least 14 days before such meeting. The number of votes to which each person may give direction will be determined as of the record date set by the Fund.

      The number of votes each Contract Holder or Participant, or Beneficiary as applicable, may cast during the Accumulation Period is equal to the portion of the Account Value to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve applicable to the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized.


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CHANGES IN BENEFICIARY DESIGNATIONS
      The designated Beneficiary may be changed at any time prior to the Annuity Date, subject to limitations contained in the Code and other applicable laws. Such change will not become effective until written notice of the change is received by the Company.

MODIFICATION OF THE CONTRACT
      Master Contracts Issued on or after October 1, 1996 (and Master Contracts issued prior to that date that are endorsed to contain this provision). Only an authorized officer of the Company may change the terms of this Contract. The Company reserves the right to modify this Contract to meet the requirements of applicable state and federal laws or regulations. The Company will notify the Contract Holder and Participants in writing of any changes.

      The Company may change the tables for determining the amount of Annuity benefit payments attributable only to Contributions accepted after the effective date of change, without Contract Holder consent. Such a change will not become effective earlier than twelve months after (1) the effective date of the Contract, or (2) the effective date of a previous change. The Company will notify the Contract Holder in writing at least thirty (30) days before the effective date of the change. The Company may not make changes which adversely affect the Annuity benefits attributable to contributions already made to the Contract.

      Contracts Issued Prior to October 1, 1996. The Company may change the Contract as required by federal or state law. In addition, the Company may, upon thirty days written notice to the Contract Holder, make other changes that would apply only to individuals who become Participants under that Contract after the effective date of such changes. If the Contract Holder does not agree to a change, no new Participants will be covered under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

LEGAL MATTERS AND PROCEEDINGS
      The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.

YEAR 2000

      As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as Aetna), is dependent on computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its computer systems, applications and facilities Year 2000 ready. The plan covers four stages including (i) inventory, (ii) assessment, (iii) remediation and (iv) testing and certification. At year end 1997, Aetna, including the Company, had substantially completed the inventory and assessment stages. The remediation process is currently underway and targeted for completion by December 31, 1998. Testing and certification of these systems and applications are targeted for completion by mid-1999. The costs of these efforts will not affect the Separate Account.

      The Company, its affiliates and the mutual funds that serve as investment options for the Separate Account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, is initiating communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Where practicable Aetna and the Company will assess and attempt to mitigate their risks with respect to the failure of these parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Separate Account, including, without limitation, its operation or the valuation of its assets and units.



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              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
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     The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

         General Information and History
         Variable Annuity Account C
         Offering and Purchase of Contracts
         Performance Data
          General
          Average Annual Total Return Quotations
         Annuity Payments
         Sales Material and Advertising
         Independent Auditors
         Financial Statements of the Separate Account
         Financial Statements of the Company

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                                   APPENDIX I
                         GUARANTEED ACCUMULATION ACCOUNT
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The Guaranteed Accumulation Account ("GAA") is a Credited Interest Option available during the Accumulation Period under the Contracts described in this Prospectus. Amounts allocated to GAA are held by the Company as described in the GAA prospectus. This Appendix is a summary of GAA and is not intended to replace the GAA prospectus. You should read the accompanying GAA prospectus carefully before investing.


     GAA is a Credited Interest Option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to GAA. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield for one year. This option guarantees the minimum interest rate specified in the Contract.

     During a specified period of time (the "deposit period"), amounts may be applied to any or all available Guaranteed Terms within the Short-Term and Long-Term classifications. Short-Term GAA has Guaranteed Terms from one to three years, and Long-Term GAA has Guaranteed Terms from three to ten years.

     Purchase Payments must remain in GAA for the full Guaranteed Term to receive the quoted interest rates. Withdrawals or transfers from a Guaranteed Term before the end of that Guaranteed Term may be subject to a market value adjustment ("MVA"). An MVA reflects the change in the value of the investments due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the Participant receiving an amount which is less than the amount paid into GAA.

     As a Guaranteed Term matures, assets accumulating under GAA may be (a) transferred to a new Guaranteed Term, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to federal tax penalties or mandatory income tax withholding.

     By notifying us at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts that have been accumulating under GAA transferred to one or more of the Subaccounts available during the Annuity Period. GAA cannot be used as an investment option during the Annuity Period.

MORTALITY AND EXPENSE RISK CHARGES
     We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS
     Transfers are permitted among Guaranteed Terms. However, amounts applied to GAA may not be transferred to another Guaranteed Term of GAA, or to any other Subaccount or Credited Interest Option available under the Contract, during the deposit period or the 90 days after the close of the deposit period. We will apply an MVA to transfers made before the end of a Guaranteed Term, unless such transfer is due to the maturity of the Guaranteed Term.

CONTRACT LOANS
     Loans may not be made against amounts held in GAA, although such value is included in determining the Account Value against which a loan may be made.

REINVESTMENT PRIVILEGE
     If amounts are withdrawn for GAA and are reinvested, they will be applied to the current deposit period. Amounts are proportionately reinvested in the same manner as they were allocated before the withdrawal. Any negative MVA amount applied to a withdrawal is not included in the reinvestment.


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                                   APPENDIX II
                               FIXED PLUS ACCOUNT
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The following summarizes material information concerning the Fixed Plus Account. Amounts allocated to the Fixed Plus Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Plus Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

     The Fixed Plus Account guarantees the minimum Fixed Plus interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Plus Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment.

     The Fixed Plus Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. Amounts applied to the Fixed Plus Account will earn the Fixed Plus interest rate in effect when actually applied to the Fixed Plus Account. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

     Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to 6 months; or (b) as provided by federal law.

     The Company reserves the right to limit Purchase Payment(s) and/or transfers to the Fixed Plus Account.

FIXED PLUS ACCOUNT WITHDRAWALS

     The amount eligible for partial withdrawal is 20% of the amount held in the Fixed Plus Account on the day our Home Office receives a written request, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of any Systematic Distribution Options.

     The 20% limit is waived if the partial withdrawal is due to annuitization under a fixed lifetime or non-lifetime Annuity option, or a variable lifetime Annuity option, or due to death. The waiver upon death will only be exercised once and must occur within six months after the Participant's date of death. Any such surrender or annuitization must also be made pro rata from all Subaccounts and Credited Interest Options available under the Contract.

     If a full withdrawal is requested, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

   1. One-fifth of the Fixed Plus Account Value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made during the prior 12 months;

   2. One-fourth of the remaining Fixed Plus Account Value 12 months later;

   3. One-third of the remaining Fixed Plus Account Value 12 months later;

   4. One-half of the remaining Fixed Plus Account Value 12 months later; and

   5. The balance of the Fixed Plus Account Value 12 months later.

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     Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal from the Fixed Plus Account may be canceled at any time before the end of the five-payment period. We will waive the Fixed Plus Account full withdrawal provision if a full withdrawal is made:

   (a) due to your death, before Annuity payments begin;

   (b) due to the election or a fixed lifetime or non-lifetime Annuity option or a variable lifetime Annuity option; or

   (c) when the Fixed Plus Account value is $3,500 or less (and no withdrawals, transfers or annuitizations have been made from the Account within the prior 12 months);

   (d) due to hardship from an unforeseeable emergency, as defined by the Code, if the following conditions are met:
       (1) the hardship is certified by the employer;
       (2) the amount is paid directly to you; and
       (3) the amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% of the average value of all Accounts during that same period; or

   (e) due to your separation from service with the employer, provided that:
       (1) the employer certifies that you have separated from service;
       (2) the amount withdrawn is paid directly to you; and
       (3) the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all Accounts under the Contract during that same period.

TRANSFERS AMONG INVESTMENT OPTIONS

     The amount eligible for transfer from the Fixed Plus Account is 20% of the amount held in the Fixed Plus Account on the day we receive a written request, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made during the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of one of the Systematic Distribution Options. The 20% limit on transfers will be waived when the value in the Fixed Plus Account is $1,000 or less.

     By notifying us at our Home Office at least 30 days before the Annuity Date, you may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Subaccounts available during the Annuity Period to provide lifetime variable Annuity Payments. For amounts which have been accumulating under the Fixed Plus Account, a non-lifetime annuity option may only be elected on a fixed basis.

SWO
     The Systematic Withdrawal Option may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the prior 12 month period.

CONTRACT LOANS
     If permitted under the Plan, loans may be made from Account Values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and the consequences upon loan default if more than 20% of the Fixed Plus Account Value is used for a loan.


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                                  APPENDIX III
                               FIXED PLUS ACCOUNT
                   (APPLICABLE ONLY IN LIMITED CIRCUMSTANCES)
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The following summarizes material information concerning the Fixed Plus Account. Amounts allocated to the Fixed Plus Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Plus Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

     The Fixed Plus Account guarantees the minimum Fixed Plus interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Plus Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment.

     The Fixed Plus Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. Amounts applied to the Fixed Plus Account will earn the Fixed Plus interest rate in effect when actually applied to the Fixed Plus Account. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

     Beginning on the tenth Account Year, we will credit amounts held in the Fixed Plus Account with an interest rate that is at least 0.25% higher than the then declared interest rate for the Fixed Plus Account for Accounts that have not reached their tenth anniversary.

     Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to 6 months; or (b) as provided by federal law.

     The Company reserves the right to limit Purchase Payment(s) and/or transfers to the Fixed Plus Account.

FIXED PLUS ACCOUNT WITHDRAWALS

     The amount eligible for partial withdrawal is 20% of the amount held in the Fixed Plus Account on the day our Home Office receives a written request, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of any Systematic Distribution Options.


     The 20% limit is waived if the partial withdrawal is due to annuitization under a fixed lifetime or non-lifetime Annuity option, or a variable lifetime Annuity option, or due to death. The waiver upon death will only be exercised once and must occur within six months after the Participant's date of death. Any such surrender or annuitization must also be made pro rata from all Subaccounts and Credited Interest Options available under the Contract.

     If a full withdrawal is requested, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

   1. One-fifth of the Fixed Plus Account Value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, or loans made during the prior 12 months;

   2. One-fourth of the remaining Fixed Plus Account Value 12 months later;

   3. One-third of the remaining Fixed Plus Account Value 12 months later;

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   4. One-half of the remaining Fixed Plus Account Value 12 months later; and

   5. The balance of the Fixed Plus Account Value 12 months later.

     Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal from the Fixed Plus Account may be canceled at any time before the end of the five-payment period. We will waive the Fixed Plus Account full withdrawal provision if a full withdrawal is made due to (a) the Participant's death within 6 months after the Participant's date of death before Annuity payments begin and request for payment is received; (b) the election of a fixed lifetime or non-lifetime Annuity option or a variable lifetime Annuity option; or (c) if the Fixed Plus Account value is $3,500 or less and no withdrawals, transfers, loans or annuitizations have been made from the Account within the prior 12 months; or (d) the Participant's separation from service with the employer (if the separation from service is certified by the employer and the withdrawal request is received within 60 days of the date of termination) subject to a 3% charge based on the entire Fixed Plus Account value. If the Participant who separates from service chooses to have the five annual payments of the Fixed Plus Account withdrawal, as described above, then no charge will be assessed.

TRANSFERS AMONG INVESTMENT OPTIONS

     The amount eligible for transfer from the Fixed Plus Account is 20% of the amount held in the Fixed Plus Account on the day we receive a written request, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made during the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of one of the Systematic Distribution Options. The 20% limit on transfers will be waived when the value in the Fixed Plus Account is $1,000 or less.

     By notifying us at our Home Office at least 30 days before the Annuity Date, you may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Subaccounts available during the Annuity Period to provide lifetime variable Annuity Payments. For amounts which have been accumulating under the Fixed Plus Account, a non-lifetime annuity option may only be elected on a fixed basis.

SWO
     The Systematic Withdrawal Option may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the prior 12 month period.

CONTRACT LOANS
     If permitted under the Plan, loans may be made from Account Values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and the consequences upon loan default if more than 20% of the Fixed Plus Account Value is used for a loan.


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                                   APPENDIX IV
                               FIXED PLUS ACCOUNT
                  (APPLICABLE ONLY IN LIMITED CIRCUMSTANCES)
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The following summarizes material information concerning the Fixed Plus Account. Amounts allocated to the Fixed Plus Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Plus Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

     The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the Contract. We may credit a higher interest rate from time to time. The Company's determination of interest rates reflects the Investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing Net Purchase Payment values and promising a minimum interest rate and Annuity payment.

     Under certain emergency conditions, we may defer payment of a Fixed Plus Account withdrawal value (a) for a period of up to 6 months or (b) as provided by federal law.

     During any calendar year, any withdrawals requested from an Account's Fixed Plus Account value may not exceed 20% of the Account's Fixed Plus Account Value as of the date the withdrawal request is received in good order at our Home Office. The withdrawal value will be reduced by any Fixed Plus Account withdrawal(s), transfer(s) or annuitizations previously made during the calendar year.

     The 20% limit is waived if the partial withdrawal is due to annuitization or death. The waiver upon death will only be exercised once and must occur within 6 months after the Participant's date of death.

     In the event of an complete Account withdrawal, we will pay any Fixed Plus Account withdrawal value from the Account with interest, in five annual payments of:

   1. One-fifth of the Fixed Plus Account withdrawal value minus any Fixed
      Plus Account withdrawal(s), transfer(s) or annuitizations made during the calendar year;

   2. One-fourth of the remaining Fixed Plus Account withdrawal value 12 months later;

   3. One third of the remaining Fixed Plus Account withdrawal value 12 months later;

   4. One-half of the remaining Fixed Plus Account withdrawal value 12 months later; and

   5. The balance of the Fixed Plus Account withdrawal value as the fifth and final payment 12 months later.

     Once we receive notification of an Account termination, no further withdrawal(s) or transfer(s) will be permitted from the Fixed Plus Account.

     We will waive the Fixed Plus Account full surrender provision if a full withdrawal is made due to:

   (a) the Participant's death within 6 months after the Participant's date of death before Annuity payments begin and request for payment is received;

   (b) the election of an Annuity option;

   (c) if the Fixed Plus Account value is $3,500 or less (and no withdrawals, transfers or annuitizations have been made from the Account during the calendar year), the entire Fixed Plus Account value will be paid in one sum.


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     Amounts applied to the Fixed Plus Account will earn the interest rate in effect when actually applied to the Fixed Plus Account.

MORTALITY AND EXPENSE RISK CHARGES
     The Fixed Plus Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS AMONG INVESTMENT OPTIONS
     Transfers from the Fixed Plus Account to any other available investment option(s) are allowed once in each calendar year during the Accumulation Period. The amount that may be transferred will be up to 20% of the amount held in the Fixed Plus Account. We will waive the 20% transfer limit when the value in the Fixed Plus Account is $1,000 or less.

     By notifying us at our Home Office at least 30 days before annuity payments begin, the Contract Holder, on your behalf, may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Subaccounts available during the Annuity Period to provide variable annuity payments under any of the lifetime or non-lifetime Annuity Options.


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                                   APPENDIX V
                                  FIXED ACCOUNT
                    (AVAILABLE ONLY IN LIMITED CIRCUMSTANCES)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following summarizes material information concerning the Fixed Account. Amounts allocated to the Fixed Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

     The Fixed Account guarantees the minimum interest rate specified in the Contract. The Contract may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment.

     Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to six months, or (b) as provided by federal law.

     Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

     The Fixed Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS AMONG INVESTMENT OPTIONS
     Transfers from the Fixed Account to any other available investment option(s) are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at our discretion; however, it will never be less than 10% of the amount held under the Fixed Account. Transfers to the Fixed Plus Account will be permitted without regard to this limitation.

     By notifying us at our Home Office at least 30 days before Annuity payments begin, you may elect to have amounts which have been accumulating under the Fixed Account transferred to one or more of the Subaccounts available during the Annuity Period to provide variable Annuity Payments.

CONTRACT LOANS
     Loans may be made from Account Values held in the Fixed Account.

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                                   APPENDIX VI
                         CONTRACTS ACQUIRED BY EXCHANGE
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--------------------------------------------------------------------------------

Certain holders of contracts issued by the Company may exchange their contract(s) (the "Exchanged Contracts") for the Contract (the "Acquired Contract"). The Company will not assess any charges or deductions in connection with an exchange. See "Deferred Sales Charges" below. Upon an exchange, the rights of the Exchanged Contract Holder and Participants under the Exchanged Contract will be governed by the Acquired Contract.

DIFFERENCES BETWEEN EXCHANGED CONTRACTS AND ACQUIRED CONTRACTS The terms of the
     Acquired Contracts vary from the Exchanged Contracts and it may or may not be advantageous to make an exchange. Contract Holders and, if applicable, Participants should review the Acquired Contract and an Exchanged Contract to determine all the differences. Some differences relate to the minimum guaranteed interest rates for the GAA and the Fixed Account, the availability of the Fixed Account, and the tables on which Annuity payments are based.

SPECIAL ACQUIRED CONTRACTS PROVISIONS
     Except as follows, the terms of the Acquired Contracts are identical to the Contracts described in the Prospectus:

DEFERRED SALES CHARGE
     If the Exchanged Contract contained a deferred sales charge (DSC), Account Values attributable to Exchanged Contracts, (other than amounts exchanged from the Fixed Plus Account) are subject to a DSC upon withdrawal. The DSC will vary according to the period of time between the effective date of the Individual Account under the Exchanged Contract and the date of withdrawal as follows:

                                      Deferred Sales Charge
If the Period of Time is              (as a percentage of the amount withdrawn*)
 Fewer than 5 years                   5%
 5 or more, but fewer than 6 years    4%
 6 or more, but fewer than 7 years    3%
 7 or more, but fewer than 8 years    2%
 8 or more, but fewer than 9 years    1%
 9 or more years                      0%

     * This sets forth the DSC schedule for 9 years, the maximum duration of the DSC. The total amount deducted for the DSC will not exceed 8.5% of the total Purchase Payments actually made to an Individual Account.

     No DSC is deducted from any portion of the Individual Account which is paid:

   1. At the death of a Participant before Annuity payments start;

   2. To provide Annuity benefits for a Participant under a Contract;

   3. When the Individual Account Value is $3,500 or less and no withdrawals have been taken from the Individual Account within the prior 12 months. If there is more than one Individual Account under the Contract for a Participant, then this provision will only apply when the total in all of the Participant's Individual Accounts is $3,500 or less;

   4. In an amount equal to or less than 10% of the Individual Account Value, as part of the first partial withdrawal request in a calendar year to a Participant who is at least age 591/2 and less than age 701/2. The Individual Account Value is calculated as of the date the partial withdrawal request is received in good order at the Company's Home Office. Any outstanding loans from the Participant's Individual Account are excluded when calculating the Individual Account Value. This waiver does not apply to partial withdrawals due to loan defaults made from Individual Account Values and does not apply to full withdrawal requests. This waiver is not available for partial withdrawals requested when a Systematic Distribution Option is in effect in the same calendar year; or

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   5. On account of a Participant's separation from service. The Contract Holder must submit documentation satisfactory to the Company to confirm that the Participant is no longer providing services to the employer.

FIXED ACCOUNT
     If made available under the Acquired Contract, the Fixed Account is an investment option available only for amounts previously held in the Fixed Account under the Exchanged Contract. For details about the Fixed Account including restrictions on withdrawals and transfers, see Appendix V. In addition to the conditions specified in Appendix V regarding when the Company may defer payment of a Fixed Account withdrawal value, if allowed by state law, the Company may pay any Fixed Account withdrawal requested from the Contract in equal payments, with interest, over a period not to exceed 60 months when:

   1. The Fixed Account withdrawal value for the Contract or for the total of the Accounts under the Contract exceeds $250,000 on the day prior to the withdrawal; and

   2. The sum of the current Fixed Account withdrawal requested and the total of all Fixed Account withdrawals from the Contract or any Account under the Contract within the past 12 months exceeds 20% of the amount in the Fixed Account on the day prior to the current surrender.

     Interest, as used above, will not be more than two percentage points below any rate determined prospectively by the Board of Directors for the class of Contract. In no event will the interest rate be less than the minimum stated in the Contract.

FIXED PLUS ACCOUNT
     All amounts transferred or allocated to the Fixed Plus Account on or after the Acquired Contract effective date will be subject to the Fixed Plus Account rules described below.

     The following summarizes material information concerning the Fixed Plus Account. Amounts allocated to the Fixed Plus Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Plus Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

     The Fixed Plus Account guarantees the minimum Fixed Plus interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Plus Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment.

     The Fixed Plus Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. Amounts applied to the Fixed Plus Account will earn the Fixed Plus interest rate in effect when actually applied to the Fixed Plus Account.

     We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

     Under certain emergency conditions, we may defer payment of a Fixed Plus Account withdrawal value (a) for a period of up to 6 months; or (b) as provided by federal law.

     The Company reserves the right to limit Purchase Payment(s) and/or transfers to the Fixed Plus Account.

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FIXED PLUS ACCOUNT WITHDRAWALS
     The amount eligible for partial withdrawal is 20% of the amount held in the Fixed Plus Account on the day our Home Office receives a written request, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of any Systematic Distribution Options.

     The 20% limit is waived if the partial withdrawal is due to annuitization or death of the Participant. The waiver upon death may only be exercised once and must occur within six months after the Participant's date of death and before the Annuity Date. Any such withdrawal or annuitization must also be made pro rata from all Subaccounts and Credited Interest Options available under the Contract.

     If a full withdrawal is requested, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

   1. One-fifth of the Fixed Plus Account Value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made during the prior 12 months;
   2. One-fourth of the remaining Fixed Plus Account Value 12 months later;
   3. One-third of the remaining Fixed Plus Account Value 12 months later;
   4. One-half of the remaining Fixed Plus Account Value 12 months later; and
   5. The balance of the Fixed Plus Account Value 12 months later.

     Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal from the Fixed Plus Account may be canceled at any time before the end of the five-payment period. We will waive the Fixed Plus Account full withdrawal provision if a full withdrawal is made:

      (a) due to your death, before Annuity payments begin;
      (b) due to the election of an Annuity option;
      (c) when the Fixed Plus Account value is $3,500 or less (and no withdrawal, loans, transfers or annuitizations have been made from the Account within the prior 12 months);
      (d) due to hardship if the following conditions are met:
          (1) the hardship is certified by the employer;
          (2) the amount is paid directly to you; and
          (3) the amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% of the average value of all Accounts during that same period; or
      (e) due to your separation from service with the employer, provided that:
          (1) the employer certifies that you have separated from service;
          (2) the amount withdrawn is paid directly to you; and
          (3) the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all Accounts under the Contract during that same period.

TRANSFERS AMONG INVESTMENT OPTIONS
     The amount eligible for transfer from the Fixed Plus Account is 20% of the amount held in the Fixed Plus Account on the day we receive a written request, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made during the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of one of the Systematic Distribution Options. The 20% limit on transfers will be waived when the value in the Fixed Plus Account is $1,000 or less on the date the request is received in good order at the Home Office.

     By notifying us at our Home Office at least 30 days before the Annuity Date, you may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Subaccounts available


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during the Annuity Period to provide lifetime variable Annuity Payments. For amounts which have been accumulating under the Fixed Plus Account, a nonlifetime annuity option may only be elected on a fixed basis.

ADDITIONAL WITHDRAWAL OPTIONS
     Certain withdrawal options may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the prior 12 month period.

CONTRACT LOANS
     If permitted under the Plan, loans may be made from Account Values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and the consequences upon loan default if more than 20% of the Fixed Plus Account Value is used for a loan.


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                                  APPENDIX VII
                         CONDENSED FINANCIAL INFORMATION
                                     TABLE I
          FOR CONTRACTS WITH A 1.25% MORTALITY AND EXPENSE RISK CHARGE
    (Selected data for accumulation units outstanding throughout each period)

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The condensed financial information presented below for each of the years in the six-year period ended December 31, 1997, is derived from the financial statements of the Separate Account, which have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1997 are included in the Statement of Additional Information. The Accumulation Unit Values and the percentage change in the value of an accumulation unit reflect a mortality and expense risk charge of 1.25% and an asset based sales charge of 0.15% for the periods shown. For Master Contracts issued or endorsed on or after October 1, 1996, the mortality and expense risk charge is 1.00% (less if the Plan meets certain criteria) during the Accumulation Period, and the asset based sales charge does not apply. (See Table II)


                                                                 1997           1996
                                                             ------------ ----------------
AETNA ASCENT VP
 Value at beginning of period                                   $12.996        $10.666
 Value at end of period                                         $15.363        $12.996
 Increase (decrease) in value of accumulation unit(1)             18.22%         21.84%
 Number of accumulation units outstanding at end of period        1,608          2,058
AETNA BALANCED VP, INC.
 Value at beginning of period                                   $15.548        $13.693
 Value at end of period                                         $18.777        $15.548
 Increase (decrease) in value of accumulation unit(1)             20.77%         13.55%
 Number of accumulation units outstanding at end of period        5,383         21,915
AETNA BOND VP
 Value at beginning of period                                   $12.546        $12.283
 Value at end of period                                         $13.397        $12.546
 Increase (decrease) in value of accumulation unit(1)              6.78%          2.14%
 Number of accumulation units outstanding at end of period       10,766         27,007
AETNA CROSSROADS VP
 Value at beginning of period                                   $12.422        $10.605
 Value at end of period                                         $14.400        $12.422
 Increase (decrease) in value of accumulation unit(1)             15.93%         17.14%
 Number of accumulation units outstanding at end of period          492          1,088
AETNA GROWTH AND INCOME VP
 Value at beginning of period                                   $17.318        $14.113
 Value at end of period                                         $22.179        $17.318
 Increase (decrease) in value of accumulation unit(1)             28.07%         22.71%
 Number of accumulation units outstanding at end of period       18,367        157,726
AETNA INDEX PLUS LARGE CAP VP
 Value at beginning of period                                   $10.919        $10.000(4)
 Value at end of period                                         $14.414        $10.919
 Increase (decrease) in value of accumulation unit(1)             32.01%          9.19%
 Number of accumulation units outstanding at end of period          908              5
AETNA LEGACY VP
 Value at beginning of period                                   $11.903        $11.049(4)
 Value at end of period                                         $13.439        $11.903
 Increase (decrease) in value of accumulation unit(1)             12.90%          7.73%
 Number of accumulation units outstanding at end of period          422             13
AETNA MONEY MARKET VP
 Value at beginning of period                                   $11.431        $11.003
 Value at end of period                                         $11.888        $11.431
 Increase (decrease) in value of accumulation unit(1)              4.00%          3.89%
 Number of accumulation units outstanding at end of period       13,511         37,703
CALVERT SOCIAL BALANCED PORTFOLIO
 Value at beginning of period                                   $15.400        $13.870
 Value at end of period                                         $18.234        $15.400
 Increase (decrease) in value of accumulation unit(1)             18.40%         11.04%
 Number of accumulation units outstanding at end of period        3,858         18,957



                                                                   1995             1994          1993           1992
                                                             ---------------- --------------- ------------ ----------------
AETNA ASCENT VP
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $10.666
 Increase (decrease) in value of accumulation unit(1)                6.66%
 Number of accumulation units outstanding at end of period            202
AETNA BALANCED VP, INC.
 Value at beginning of period                                     $10.900          $11.109       $10.253        $10.000(3)
 Value at end of period                                           $13.693          $10.900       $11.109        $10.253
 Increase (decrease) in value of accumulation unit(1)               25.62%           (1.88%)        8.35%          2.53%
 Number of accumulation units outstanding at end of period         19,038           11,773         6,540            221
AETNA BOND VP
 Value at beginning of period                                     $10.536          $11.107       $10.271        $10.000(3)
 Value at end of period                                           $12.283          $10.536       $11.107        $10.271
 Increase (decrease) in value of accumulation unit(1)               16.59%           (5.14%)        8.14%          2.71%
 Number of accumulation units outstanding at end of period         20,427           14,482         4,936            416
AETNA CROSSROADS VP
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                            10.605
 Increase (decrease) in value of accumulation unit(1)                6.05%
 Number of accumulation units outstanding at end of period            243
AETNA GROWTH AND INCOME VP
 Value at beginning of period                                     $10.823          $11.083       $10.531        $10.000(3)
 Value at end of period                                           $14.113          $10.823       $11.083        $10.531
 Increase (decrease) in value of accumulation unit(1)               30.40%           (2.35%)        5.24%          5.31%
 Number of accumulation units outstanding at end of period        121,691           77,511        37,807          3,948
AETNA INDEX PLUS LARGE CAP VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period
AETNA LEGACY VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period
AETNA MONEY MARKET VP
 Value at beginning of period                                     $10.523          $10.252       $10.076        $10.000(3)
 Value at end of period                                           $11.003          $10.523       $10.252        $10.076
 Increase (decrease) in value of accumulation unit(1)                4.57%            2.64%         1.75%          0.76%
 Number of accumulation units outstanding at end of period         19,202           12,934         3,066            547
CALVERT SOCIAL BALANCED PORTFOLIO
 Value at beginning of period                                     $10.839          $11.352       $10.589        $10.000(3)
 Value at end of period                                           $13.870          $10.839       $11.352        $10.589
 Increase (decrease) in value of accumulation unit(1)               27.96%           (4.52%)        7.21%          5.89%
 Number of accumulation units outstanding at end of period         14,656            8,469         2,383            125

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                                                                    1997            1996
                                                             ------------------ ------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 Value at beginning of period                                      $12.447         $11.047
 Value at end of period                                            $15.723         $12.447
 Increase (decrease) in value of accumulation unit(1)                26.32%          12.68%
 Number of accumulation units outstanding at end of period           4,198          14,151
FIDELITY VIP GROWTH PORTFOLIO
 Value at beginning of period                                      $11.516         $10.183
 Value at end of period                                            $14.021         $11.516
 Increase (decrease) in value of accumulation unit(1)                21.75%          13.09%
 Number of accumulation units outstanding at end of period           2,634          13,493
FIDELITY VIP OVERSEAS PORTFOLIO
 Value at beginning of period                                      $11.111          $9.954
 Value at end of period                                            $12.222         $11.111
 Increase (decrease) in value of accumulation unit(1)                 9.99%          11.62%
 Number of accumulation units outstanding at end of period             445             776
FIDELITY VIP II CONTRAFUND PORTFOLIO
 Value at beginning of period                                      $12.511         $10.461
 Value at end of period                                            $15.315         $12.511
 Increase (decrease) in value of accumulation unit(1)                22.40%          19.60%
 Number of accumulation units outstanding at end of period           5,306          15,206
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
 Value at beginning of period                                      $14.151         $13.296
 Value at end of period                                            $15.720         $14.151
 Increase (decrease) in value of accumulation unit(1)                11.09%           6.43%
 Number of accumulation units outstanding at end of period           3,915          34,853
JANUS ASPEN BALANCED PORTFOLIO
 Value at beginning of period                                      $12.421         $10.843
 Value at end of period                                            $14.954         $12.421
 Increase (decrease) in value of accumulation unit(1)                20.39%          14.55%
 Number of accumulation units outstanding at end of period             166           2,590
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
 Value at beginning of period                                      $12.976         $12.054
 Value at end of period                                            $14.299         $12.976
 Increase (decrease) in value of accumulation unit(1)                10.20%           7.66%
 Number of accumulation units outstanding at end of period             241           2,552
JANUS ASPEN GROWTH PORTFOLIO
 Value at beginning of period                                      $12.698         $10.872
 Value at end of period                                            $15.368         $12.698
 Increase (decrease) in value of accumulation unit(1)                21.03%          16.79%
 Number of accumulation units outstanding at end of period           1,586           7,503
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
 Value at beginning of period                                      $13.934         $10.952
 Value at end of period                                            $16.782         $13.934
 Increase (decrease) in value of accumulation unit(1)                20.44%          27.22%
 Number of accumulation units outstanding at end of period           6,494          21,176
LEXINGTON NATURAL RESOURCES TRUST
 Value at beginning of period                                      $15.132         $12.095
 Value at end of period                                            $15.987         $15.132
 Increase (decrease) in value of accumulation unit(1)                 5.65%          25.11%
 Number of accumulation units outstanding at end of period           2,417          11,145
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
 Value at beginning of period                                      $15.082
 Value at end of period                                            $14.893
 Increase (decrease) in value of accumulation unit(1)               ( 1.24)%(8)
 Number of accumulation units outstanding at end of period           7,291
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
 Value at beginning of period                                      $13.953
 Value at end of period                                            $13.682
 Increase (decrease) in value of accumulation unit(1)               ( 1.94)%(8)
 Number of accumulation units outstanding at end of period           9,637



                                                                   1995             1994           1993           1992
                                                             ---------------- ---------------- ------------ ----------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $11.047
 Increase (decrease) in value of accumulation unit(1)               10.47%
 Number of accumulation units outstanding at end of period          1,108
FIDELITY VIP GROWTH PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $10.183
 Increase (decrease) in value of accumulation unit(1)                1.83%
 Number of accumulation units outstanding at end of period          2,541
FIDELITY VIP OVERSEAS PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                            $9.954
 Increase (decrease) in value of accumulation unit(1)               (0.46%)
 Number of accumulation units outstanding at end of period            191
FIDELITY VIP II CONTRAFUND PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $10.461
 Increase (decrease) in value of accumulation unit(1)                4.61%
 Number of accumulation units outstanding at end of period          6,415
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
 Value at beginning of period                                     $10.577          $10.000(5)
 Value at end of period                                           $13.296          $10.577
 Increase (decrease) in value of accumulation unit(1)               25.71%            5.77%
 Number of accumulation units outstanding at end of period         15,482              820
JANUS ASPEN BALANCED PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $10.843
 Increase (decrease) in value of accumulation unit(1)                8.43%
 Number of accumulation units outstanding at end of period            160
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
 Value at beginning of period                                     $10.000(6)
 Value at end of period                                           $12.054
 Increase (decrease) in value of accumulation unit(1)               20.54%
 Number of accumulation units outstanding at end of period            745
JANUS ASPEN GROWTH PORTFOLIO
 Value at beginning of period                                     $10.000(2)
 Value at end of period                                           $10.872
 Increase (decrease) in value of accumulation unit(1)                8.72%
 Number of accumulation units outstanding at end of period            166
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
 Value at beginning of period                                     $10.000(7)
 Value at end of period                                           $10.952
 Increase (decrease) in value of accumulation unit(1)                9.52%
 Number of accumulation units outstanding at end of period         11,128
LEXINGTON NATURAL RESOURCES TRUST
 Value at beginning of period                                     $10.496          $11.261        $10.196        $10.000(3)
 Value at end of period                                           $12.095          $10.496        $11.261        $10.196
 Increase (decrease) in value of accumulation unit(1)               15.24%           (6.79%)        10.45%          1.96%
 Number of accumulation units outstanding at end of period          8,348            7,350          2,438            165
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period

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                                                                       1997           1996     1995     1994     1993     1992
                                                               -------------------   ------   ------   ------   ------   -----
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
 Value at beginning of period                                        $18.976
 Value at end of period                                              $19.248
 Increase (decrease) in value of accumulation unit(1)                   1.43%(8)
 Number of accumulation units outstanding at end of period             8,824
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
 Value at beginning of period                                        $16.577
 Value at end of period                                              $16.782
 Increase (decrease) in value of accumulation unit(1)                   1.24%(8)
 Number of accumulation units outstanding at end of period             4,333
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 Value at beginning of period                                        $14.357
 Value at end of period                                              $14.647
 Increase (decrease) in value of accumulation unit(1)                   2.03%(8)
 Number of accumulation units outstanding at end of period             2,583

------------------
(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year or period, and dividing the result by the beginning Accumulation Unit value.
(2) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during August 1995, when the Fund became available under the Contract.
(3) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on July 20, 1992.
(4) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established during August 1996, when the fund became available under the Contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
(5) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during October 1994, when funds were first received in this option.
(6) Reflects less than a full year of performance activity. Funds were first available in this option during March 1995.
(7) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during July 1995, when the Fund became available under the Contract.
(8) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.


--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION
                                    TABLE II
         FOR CONTRACTS WITH A 1.00% MORTALITY AND EXPENSE RISK CHARGE (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the years in the two-year period ended December 31, 1997, is derived from the financial statements of the Separate Account, which have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1997 are included in the Statement of Additional Information. The Accumulation Unit Values and the percentage change in the value of an accumulation unit reflect a mortality and expense risk charge of 1.00% and for the periods shown. For Master Contracts issued prior to October 1, 1996, the mortality and expense risk charge is 1.25% during the Accumulation Period. (See Table I)

                                                                       1997                  1996
                                                               -------------------   -------------------
AETNA ASCENT VP
 Value at beginning of period                                        $11.468               $10.000
 Value at end of period                                              $13.613               $11.468
 Increase (decrease) in value of accumulation unit(1)                  18.70%                14.68%(2)
 Number of accumulation units outstanding at end of period            14,463                    13
AETNA BALANCED VP, INC.
 Value at beginning of period                                        $13.054
 Value at end of period                                              $13.215
 Increase (decrease) in value of accumulation unit(1)                   1.23%(3)
 Number of accumulation units outstanding at end of period            57,738
AETNA BOND VP
 Value at beginning of period                                        $10.500               $10.000
 Value at end of period                                              $11.258               $10.500
 Increase (decrease) in value of accumulation unit(1)                   7.22%                 5.00%(2)
 Number of accumulation units outstanding at end of period            64,958                   679
 AETNA CROSSROADS VP
 Value at beginning of period                                        $12.945
 Value at end of period                                              $12.970
 Increase (decrease) in value of accumulation unit(1)                   0.19%(4)
 Number of accumulation units outstanding at end of period             2,786
AETNA GROWTH AND INCOME VP
 Value at beginning of period                                        $11.465               $10.000
 Value at end of period                                              $14.744               $11.465
 Increase (decrease) in value of accumulation unit(1)                  28.60%                14.65%(2)
 Number of accumulation units outstanding at end of period           362,675                13,125
AETNA INDEX PLUS LARGE CAP VP
 Value at beginning of period                                        $14.289
 Value at end of period                                              $14.491
 Increase (decrease) in value of accumulation unit(1)                   1.41%(5)
 Number of accumulation units outstanding at end of period                29
AETNA LEGACY VP
 Value at beginning of period                                        $12.242
 Value at end of period                                              $12.358
 Increase (decrease) in value of accumulation unit(1)                   0.95%(6)
 Number of accumulation units outstanding at end of period                64
AETNA MONEY MARKET VP
 Value at beginning of period                                        $10.274               $10.000
 Value at end of period                                              $10.729               $10.274
 Increase (decrease) in value of accumulation unit(1)                   4.43%                 2.74%(2)
 Number of accumulation units outstanding at end of period            65,496                 1,551
CALVERT SOCIAL BALANCED PORTFOLIO
 Value at beginning of period                                        $12.982
 Value at end of period                                              $12.983
 Increase (decrease) in value of accumulation unit(1)                   0.01%(7)
 Number of accumulation units outstanding at end of period            25,620
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 Value at beginning of period                                        $13.438
 Value at end of period                                              $13.718
 Increase (decrease) in value of accumulation unit(1)                   2.08%(7)
 Number of accumulation units outstanding at end of period            29,808

--------------------------------------------------------------------------------

                                                                       1997                    1996
                                                               --------------------   ---------------------
FIDELITY VIP GROWTH PORTFOLIO
 Value at beginning of period                                         $10.358                $10.000
 Value at end of period                                               $12.663                $10.358
 Increase (decrease) in value of accumulation unit(1)                   22.25%                  3.58%(2)
 Number of accumulation units outstanding at end of period             61,043                     21
FIDELITY VIP OVERSEAS PORTFOLIO
 Value at beginning of period                                         $11.818
 Value at end of period                                               $11.774
 Increase (decrease) in value of accumulation unit(1)                   (0.37)%(5)
 Number of accumulation units outstanding at end of period              1,294
FIDELITY VIP II CONTRAFUND PORTFOLIO
 Value at beginning of period                                         $11.239                $10.000
 Value at end of period                                               $13.814                $11.239
 Increase (decrease) in value of accumulation unit(1)                   22.91%                 12.39%(2)
 Number of accumulation units outstanding at end of period            139,417                 20,020
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
 Value at beginning of period                                          $9.507                $10.000
 Value at end of period                                               $10.604                 $9.507
 Increase (decrease) in value of accumulation unit(1)                   11.54%                 (4.93%)(2)
 Number of accumulation units outstanding at end of period            106,350                 17,055
JANUS ASPEN BALANCED PORTFOLIO
 Value at beginning of period                                         $13.490
 Value at end of period                                               $13.420
 Increase (decrease) in value of accumulation unit(1)                   (0.52)%(7)
 Number of accumulation units outstanding at end of period              5,846
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
 Value at beginning of period                                         $10.857
 Value at end of period                                               $12.059
 Increase (decrease) in value of accumulation unit(1)                   11.07%(8)
 Number of accumulation units outstanding at end of period             12,527
JANUS ASPEN GROWTH PORTFOLIO
 Value at beginning of period                                         $10.929
 Value at end of period                                               $13.231
 Increase (decrease) in value of accumulation unit(1)                   21.07%(8)
 Number of accumulation units outstanding at end of period             17,098
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
 Value at beginning of period                                         $11.366                $10.000
 Value at end of period                                               $13.746                $11.366
 Increase (decrease) in value of accumulation unit(1)                   20.94%                 13.66%(2)
 Number of accumulation units outstanding at end of period            207,630                 36,305
LEXINGTON NATURAL RESOURCES TRUST
 Value at beginning of period                                         $13.838
 Value at end of period                                               $12.072
 Increase (decrease) in value of accumulation unit(1)                  (12.77)%(7)
 Number of accumulation units outstanding at end of period             12,963
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
 Value at beginning of period                                         $10.054
 Value at end of period                                                $9.932
 Increase (decrease) in value of accumulation unit(1)                   (1.21)%(5)
 Number of accumulation units outstanding at end of period            180,890
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
 Value at beginning of period                                          $8.890
 Value at end of period                                                $8.720
 Increase (decrease) in value of accumulation unit(1)                   (1.91)%(5)
 Number of accumulation units outstanding at end of period             55,616
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
 Value at beginning of period                                         $12.287
 Value at end of period                                               $12.467
 Increase (decrease) in value of accumulation unit(1)                    1.47%(5)
 Number of accumulation units outstanding at end of period             68,968

--------------------------------------------------------------------------------

                                                                       1997           1996
                                                               -------------------   ------
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
 Value at beginning of period                                        $11.367
 Value at end of period                                              $11.512
 Increase (decrease) in value of accumulation unit(1)                   1.27%(5)
 Number of accumulation units outstanding at end of period            80,978
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 Value at beginning of period                                        $13.052
 Value at end of period                                              $13.321
 Increase (decrease) in value of accumulation unit(1)                   2.06%(5)
 Number of accumulation units outstanding at end of period            65,906

------------------
(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year or period, and dividing the result by the beginning Accumulation Unit value.

(2) Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during April 1996 when the fund/portfolio became available under the Contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

(3) Reflects less than a full year of performance activity. Funds were first received in this option during July 1997.

(4) Reflects less than a full year of performance activity. Funds were first received in this option during September 1997

(5) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

(6) Reflects less than a full year of performance activity. Funds were first received in this option during February 1997.

(7) Reflects less than a full year of performance activity. Funds were first received in this option during October 1997.

(8) Reflects less than a full year of performance activity. Funds were first received in this option during January 1997.

--------------------------------------------------------------------------------

                         For Master Applications Only



I hereby acknowledge receipt of an Account C Group Deferred Variable Annuity prospectus dated May 1, 1998, as well as all current prospectuses pertaining to the variable investment options available under the Contracts.

--- Please send an Account C Statement of Additional Information (Form No. SAI.91846-98) dated May 1, 1998.




--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE





--------------------------------------------------------------------------------
                                     DATE








PROS.91846-98


--------------------------------------------------------------------------------

                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY


              Statement of Additional Information dated May 1, 1998

        Group Variable Annuity Contracts for Optional Retirement Programs and Retirement Programs for Educational Institutions

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 1998.


A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-525-4225

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.



                                TABLE OF CONTENTS

                                                                            Page

General Information and History..............................................2
Variable Annuity Account C...................................................2
Offering and Purchase of Contracts...........................................3
Performance Data.............................................................3
     General.................................................................3
     Average Annual Total Return Quotations..................................4
Annuity Payments.............................................................10
Sales Material and Advertising...............................................11
Independent Auditors.........................................................11
Financial Statements of the Separate Account.................................S-1
Financial Statements of Aetna Life Insurance and Annuity Company.............F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1997, the Company had $40.7 billion invested through its products, including $ 22.3 billion in its separate accounts (of which the Company or an affiliate oversees the management of $ 17.6 billion) and $ 1.3 billion in its mutual funds offered outside of its separate accounts. As of December 31, 1996, it ranked among the top 2% of all U.S. life insurance companies based on assets. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charges, asset-based sales charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. (See "Charges and Deductions" in the prospectus.) The Company receives reimbursement for certain administrative costs from some advisers of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds listed below. The Company may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions, under all Contracts, or under all Plans.

The Funds currently available under the Contract are as follows:
  Aetna Ascent VP (Formerly Aetna Ascent Variable Portfolio)      Calvert  Social  Balanced   Portfolio   (Formerly  Calvert
                                                                  Responsibly Invested Balanced Portfolio)
  Aetna Balanced VP, Inc. (Formerly Aetna Investment  Advisers    Fidelity VIP Equity-Income Portfolio
  Fund, Inc. )
  Aetna Income Shares d/b/a Aetna Bond VP                         Fidelity VIP Growth Portfolio
  Aetna  Crossroads  VP (Formerly  Aetna  Crossroads  Variable    Fidelity VIP Overseas Portfolio
  Portfolio)
  Aetna Growth VP (Formerly Aetna Variable Growth Portfolio)      Fidelity VIP II Contrafund Portfolio
  Aetna Variable Fund d/b/a Aetna Growth and Income VP            Janus Aspen Aggressive Growth Portfolio
  Aetna High Yield VP                                             Janus Aspen Balanced Portfolio
  Aetna  Index  Plus  Large Cap VP  (Formerly  Aetna  Variable    Janus Aspen Flexible Income Portfolio
  Index Plus Portfolio)
  Aetna Index Plus Mid Cap VP                                     Janus Aspen Growth Portfolio
  Aetna Index Plus Small Cap VP                                   Janus Aspen Worldwide Growth Portfolio
  Aetna International VP                                          Lexington Natural Resources Trust*
  Aetna Legacy VP (Formerly Aetna Legacy Variable Portfolio)      Portfolio Partners, Inc. MFS Emerging Equities Portfolio
  Aetna Variable Encore Fund d/b/a Aetna Money Market VP          Portfolio Partners, Inc. MFS Research Growth Portfolio
  Aetna Real Estate Securities VP                                 Portfolio Partners, Inc. MFS Value Equity Portfolio
  Aetna  Small  Company  VP  (Formerly  Aetna  Variable  Small    Portfolio  Partners,  Inc.  Scudder  International  Growth
  Company Portfolio)                                              Portfolio
  Aetna Value  Opportunity VP (Formerly Aetna Variable Capital    Portfolio  Partners,  Inc.  T. Rowe  Price  Growth  Equity
  Appreciation Portfolio)                                         Portfolio

* This Fund is only available for investment by Participants who established an Account under the Contract before May 1, 1998. As soon as all such Participants have redirected their allocations to other investment options, the Fund will be closed to all new investment (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account and loan repayments automatically deposited into the Fund pursuant to the Company's loan repayment procedures).

Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Purchase" and "Contract Valuation."

                                PERFORMANCE DATA

General

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts issued by the Company in connection with Plans described in the prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns", calculated in an identical manner but including additional periods.

The standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the Fund since the date contributions were first received in the Fund under the Separate Account and then adjust them to reflect the deduction of all recurring charges under the Contracts during each period (as applicable) (e.g., mortality and expense risk charges, asset-based sales charges and administrative expense charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The total return figures shown below may be different from the actual historical total return under your Contract because for periods prior to 1994, the Subaccount's investment performance was based on the performance of the underlying Fund plus any cash held by the Subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods and may include returns calculated from the Fund's inception date and/or the date contributions were first received in the Separate Account.

Investment results of the Subaccounts will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, your Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized

Table A below reflects the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1997 for each of the Subaccounts available for Contracts issued on or after October 1, 1996 and assumes a mortality and expense risk charge of 1.00%. Table B reflects average annual standardized and non-standardized return quotation figures for the periods ended December 31, 1997 for each of the Subaccounts available for Contracts issued prior to October 1, 1996 and assumes a mortality and expense risk charge of 1.25% and an asset based sales charge of 0.15%. For the Subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each Subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date it commenced operations; and one based on performance through November 26, 1997 of the fund it replaced under many Company contracts and after November 26, 1997 based on the performance of the Portfolio Partners portfolio. Not all of the replaced funds shown may have been available under your particular Contract. In both tables shown below, for those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since the date the Fund was first added to the Separate Account (in the case of standardized performance) or the Fund's inception date (in the case of non-standardized performance). Percentages reflecting partial periods are denoted with an asterisk.

                                     Table A
       FOR MASTER CONTRACTS ISSUED OR ENDORSED ON OR AFTER OCTOBER 1, 1996
             (ASSUMES A MORTALITY AND EXPENSE RISK CHARGE OF 1.00%)
-------------------------------------------------------------------------------

                                                                                                                       Date
                                                                                                                   Contributions
                       Single Payment Account                                                                          First
                        ($0 Maintenance Fee)                                       STANDARDIZED                        Received
                                                                                                                       Under the
                                                                                                                       Separate
                                                                                                                       Account
----------------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                           1 Year       5 Years      10 Years    Inception*
----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                   18.70%                                 19.91%       07/31/95
----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                           21.26%       13.30%                    11.40%       04/03/89
----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                   7.22%        5.87%        8.14%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                               16.40%                                 17.32%       07/04/95
----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                          19.17%       05/30/97
----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                     28.60%       16.54%       15.48%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                     32.56%                                 32.39%       10/31/96
----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                   13.37%                                 13.52%       07/31/95
----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                       4.43%        3.78%        4.90%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                                   20.84%       05/30/97
----------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                                                               20.98%       05/30/97
----------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                                 18.88%       11.78%                    10.79%       05/31/89
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                              26.83%                                 21.45%       05/31/94
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                     22.25%                                 20.35%       05/31/94
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                   10.45%                                  7.72%       05/31/94
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                              22.91%                                 24.07%       05/31/95
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                           11.54%                                 19.11%       06/30/94
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                    20.89%                                 18.93%       06/30/95
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                             10.65%                                 12.47%       10/31/94
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                      21.53%                                 21.26%       06/30/95
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                            20.94%                                 27.53%       05/31/95
----------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                                 6.08%        9.68%                      8.46%       10/14/91
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                       (1.22%)      11/28/97
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners
MFS Emerging Equities(3)                                          8.14%                                  10.70%       09/30/93
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                         (1.91%)      11/28/97
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners
MFS Research Growth(3)                                            (3.92%)       4.77%                     6.34%        08/31/92
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                             1.47%       11/28/97
----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners
MFS Value Equity(3)                                               25.09%       11.88%                    10.53%       05/31/89
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                 1.27%       11/28/97
----------------------------------------------------------------------------------------------------------------------------------
Scudder  International  Portfolio Class A/Portfolio Partners Scudder
International Growth(3)                                            7.91%       12.57%                     8.18%       07/31/89

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                  2.06%       11/28/97
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners
T. Rowe Price Growth Equity(3)                                    26.97%                                 22.31%       10/31/94
----------------------------------------------------------------------------------------------------------------------------------
Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
  * Reflects performance from the date contributions were first received in the
Fund under the Separate Account.
(1) These Funds have been available through the Separate Account for more than ten years.
(2) The current yield for the Subaccount for the 7-day period ended
December 31, 1997 (on an annualized basis) was 4.48%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above.
(3) The Fund first listed was replaced with the applicable Portfolio Partners
Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The
"Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced Fund.

-----------------------------------------------------------------------------------------------------------------------------------
                       Single Payment Account                             NON-STANDARDIZED                             Fund
                        ($0 Maintenance Fee)                                                                        Inception
                                                                                                                       Date
----------------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT              1 Year       3 Years      5 Years     10 Years     Inception**
----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                      18.70%                                              20.63%       07/05/95
----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                              21.26%       20.32%       13.30%                    11.40%       04/03/89
----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                      7.22%        8.78%        5.87%       8.14%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                  16.40%                                              17.32%       07/05/95
----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                      31.68%                                              31.65%       12/13/96
----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                        28.60%       27.55%       16.54%       15.48%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                        32.56%                                              33.25%       09/16/96
----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                      13.37%                                              13.82%       07/05/95
----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                           4.43%        4.58%        3.78%        4.90%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                               33.15%                                              34.10%       12/27/96
----------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                           37.97%                                              38.50%       12/13/96
----------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                 18.88%       19.42%       11.78%       11.30%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)              26.83%       24.28%       18.97%       15.57%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                     22.25%       23.00%       16.84%       16.03%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                   10.45%       10.36%       12.99%       8.54%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                 22.91%                                              26.93%       01/03/95
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio              11.54%       14.59%                                 18.04%       09/13/93
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                       20.89%       19.77%                                 15.14%       09/13/93
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                10.65%       13.62%                                  8.94%       09/13/93
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                         21.53%       22.47%                                 16.51%       09/13/93
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio               20.94%       24.90%                                 21.70%       09/13/93
----------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                     6.08%       15.55%        9.68%                     8.46%       10/14/91
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                   21.21%       12.68%       17.63%                    11.15%       11/12/90
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                       7.62%       10.89%                                  6.57%      05/03/93
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging
Equities Portfolio                                                                                       (1.22%)     11/28/97
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners
MFS Emerging Equities(3)                              8.14%       16.81%       11.10%                    17.81%       09/21/88
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research
Growth Portfolio                                                                                         (1.91%)      11/28/97
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/
Portfolio Partners MFS Research Growth(3)           (3.92%)       5.71%        4.77%        7.64%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value
Equity Portfolio                                                                                          1.33%       11/28/97
----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners
MFS Value Equity(3)                                   25.09%       20.80%       11.88%       13.51%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International
Growth Portfolio                                                                                          1.49%       11/28/97
----------------------------------------------------------------------------------------------------------------------------------
Scudder  International  Portfolio Class
A/Portfolio Partners Scudder International Growth(3)   7.91%       10.49%       12.57%       10.68%

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price
Growth Equity Portfolio                                                                                   1.94%       11/28/97
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners
T. Rowe Price Growth Equity(3)                        26.97%       24.38%       18.57%                    18.52%       01/09/89
----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
** Reflects performance from the
Fund's inception date.
(1) These Funds have been in operation for more than ten years.
(2) The current yield for the Subaccount for the 7-day period ended
December 31, 1997 (on an annualized basis) was 4.48%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Fund Inception Date" refers to the applicable date for the replaced Fund. If no date is shown, the replaced Fund has been in operation for more than ten years.

                                     Table B
              FOR MASTER CONTRACTS ISSUED PRIOR TO OCTOBER 1, 1996 (ASSUMES A MORTALITY AND EXPENSE RISK CHARGE OF 1.25%
                    AND AN ASSET BASED SALES CHARGE OF 0.15%)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Date
                                                                                                                      Contributions
                       Single Payment Account                                                                             First
                        ($0 Maintenance Fee)                                            STANDARDIZED                     Received
                                                                                                                        Under the
                                                                                                                         Separate
                                                                                                                         Account
-----------------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                           1 Year       5 Years      10 Years    Inception*
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                   18.22%                                 19.41%       07/31/95
----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                           20.77%       12.84%                    10.95%       04/03/89
----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                   6.79%        5.44%        7.70%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                               15.93%                                 16.84%       07/04/95
----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                          18.88%       05/30/97
----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                     28.07%       16.06%       15.01%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                     32.01%                                 31.85%       10/31/96
----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                   12.90%                                 13.05%       07/31/95
----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                        4.00%        3.35%        4.47%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                                   20.55%       05/30/97
----------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                                                               20.69%       05/30/97
----------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                                 18.40%       11.32%                    10.34%       05/31/89
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                              26.32%                                 20.95%       05/31/94
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                     21.75%                                 19.86%       05/31/94
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                    9.99%                                  7.28%        05/31/94
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                              22.41%                                 23.56%       05/31/95
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                           11.09%                                 18.63%       06/30/94
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                    20.39%                                 18.44%       06/30/95
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                             10.20%                                 12.02%       10/31/94
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                      21.03%                                 20.77%       06/30/95
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                            20.44%                                 27.01%       05/31/95
----------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                                  5.65%        9.22%                     8.01%        10/14/91
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                      (1.26%)       11/28/97
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners
MFS Emerging Equities(3)                                           7.70%                                 10.24%       09/30/93
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                         (1.95%)      11/28/97
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners
MFS Research Growth                                              (34.32%)       4.34%                     5.90%        08/31/92
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                            1.43%        11/28/97
----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners
MFS Value Equity(3)                                               24.58%       11.43%                    10.08%       05/31/89
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                 1.24%       11/28/97
----------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio
Partners Scudder International Growth(3)                           7.46%       12.11%                     7.74%       07/31/89

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                 2.03%        11/28/97
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price
Growth Equity(3)                                                  26.45%                                21.81%        10/31/94
----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the Fund under the Separate Account.
(1) These Funds have been available through the Separate Account for more than ten years.
(2) The current yield for the Subaccount for the 7-day period ended
December 31, 1997 (on an annualized basis) was 4.08%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above.
(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced Fund.

----------------------------------------------------------------------------------------------------------------------------------
                       Single Payment Account                                                                           Fund
                        ($0 Maintenance Fee)                               NON-STANDARDIZED                            Inception
                                                                                                                        Date
----------------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT              1 Year       3 Years      5 Years     10 Years      Inception**
----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                      18.22%                                              20.14%       07/05/95
----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                              20.77%       19.83%       12.84%                      .95%       04/03/89
----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                      6.79%        8.34%        5.44%        7.70%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                  15.93%                                              16.84%       07/05/95
----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                      31.15%                                              31.11%       12/13/96
----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                        28.07%       27.02%       16.06%       15.01%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                        32.01%                                              32.70%       09/16/96
----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                      12.90%                                              13.35%       07/05/95
----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                           4.00%        4.15%        3.35%        4.47%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                               32.61%                                              33.55%       12/27/96
----------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                           37.41%                                              37.94%       12/13/96
----------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                 18.40%       18.94%       11.32%       10.85%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)              26.32%       23.77%       18.49%       15.10%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                     21.75%       22.50%       16.36%       15.56%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                    9.99%        9.91%       12.53%       8.09%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                 22.41%                                              26.41%       01/03/95
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio              11.09%       14.12%                                 17.56%       09/13/93
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                       20.39%       19.28%                                 14.68%       09/13/93
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                10.20%       13.16%                                  8.50%       09/13/93
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                         21.03%       21.97%                                 16.03%       09/13/93
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio               20.44%       24.39%                                 21.20%       09/13/93
----------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                     5.65%       15.06%        9.22%                     8.01%       10/14/91
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                   20.71%       12.22%       17.15%                    10.69%       11/12/90
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                       7.18%       10.43%                                  6.13%       05/03/93
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging
Equities Portfolio                                                                                       (1.26%)      11/28/97
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners
MFS Emerging Equities(3)                              7.70%        16.33%       10.64%                   17.33%       09/21/88
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research
Growth Portfolio                                                                                         (1.95%)      11/28/97
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/
Portfolio Partners MFS Research Growth(3)            (4.32%)        5.28%        4.34%      7.20%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value
Equity Portfolio                                                                                          1.29%       11/28/97
----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners
MFS Value Equity(3)                                  24.58%        20.31%       11.43%      13.05%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International
Growth Portfolio                                                                                          1.45%       11/28/97
----------------------------------------------------------------------------------------------------------------------------------
Scudder  International  Portfolio Class
A/Portfolio Partners Scudder International
Growth(3)                                             7.46%       10.04%       12.11%       10.23%

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price
Growth Equity Portfolio                                                                                   1.90%       11/28/97
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners
T. Rowe Price Growth Equity(3)                       26.45%       23.87%       18.09%                    18.04%       01/09/89
----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance. ** Reflects performance from the Fund's inception date.
(1) These Funds have been in operation for more than ten years.
(2) The current yield for the Subaccount for the 7-day period ended
December 31, 1997 (on an annualized basis) was 4.08%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above.
(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Fund Inception Date" refers to the applicable date for the replaced Fund. If no date is shown, the replaced Fund has been in operation for more than ten years.

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Date before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Date to the next; such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Contract or Account and that the value of an Accumulation Unit for the tenth Valuation Date prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Date in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth Valuation Date preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Date (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Date in which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying Funds in terms of the asset classes they represent and use such categories in marketing materials for the Contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders or Participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT C


                                      Index


Statement of Assets and Liabilities as of December 31, 1997.................S-2
Statements of Operations and Changes in Net Assets for the
year ended December 31, 1997.......... .....................................S-5
Notes to Financial Statements December 31, 1997.............................S-6
Independent Auditors' Report................................................S-17

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1997


ASSETS:
Investments, at net asset value: (Note 1)
 Aetna Variable Fund; 189,402,635 shares (cost $5,932,019,068) ........................ $ 6,370,594,954
 Aetna Income Shares; 29,481,519 shares (cost $379,976,337) ...........................     378,848,309
 Aetna Variable Encore Fund; 17,984,272 shares (cost $234,633,355) ....................     240,346,197
 Aetna Investment Advisers Fund, Inc.; 61,720,862 shares (cost $848,048,432) ..........     989,547,679
 Aetna GET Fund, Series B; 5,058,054 shares (cost $56,606,586) ........................      79,552,932
 Aetna GET Fund, Series C; 18,780,804 shares (cost $190,080,319) ......................     236,822,693
 Aetna Ascent Variable Portfolio; 5,107,825 shares (cost $66,607,510) .................      72,115,304
 Aetna Crossroads Variable Portfolio; 3,801,191 shares (cost $47,125,006) .............      49,739,310
 Aetna Legacy Variable Portfolio; 2,710,978 shares (cost $32,214,576) .................      32,802,912
 Aetna Variable Portfolios, Inc.:
  Aetna Variable Capital Appreciation Portfolio; 171,171 shares (cost $2,313,642) .....       2,039,640
  Aetna Variable Growth Portfolio; 111,560 shares (cost $1,335,706) ...................       1,098,483
  Aetna Variable Index Plus Portfolio; 5,933,809 shares (cost $76,210,503) ............      83,175,077
  Aetna Variable Small Company Portfolio; 388,120 shares (cost $5,122,912) ............       4,956,212
 Calvert Social Balanced Portfolio; 27,469,430 shares (cost $47,247,774) ..............      54,444,411
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio; 7,855,657 shares (cost $156,737,051) .......................     190,735,350
  Growth Portfolio; 3,457,071 shares (cost $105,862,746) ..............................     128,257,345
  Overseas Portfolio; 700,480 shares (cost $13,223,729) ...............................      13,449,206
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio; 1,288,137 shares (cost $19,277,286) ........................      23,199,341
  Contrafund Portfolio; 12,866,038 shares (cost $206,330,826) .........................     256,548,805
  Index 500 Portfolio; 504,605 shares (cost $46,209,224) ..............................      57,721,771
 Janus Aspen Series:
  Aggressive Growth Portfolio; 10,248,197 shares (cost $174,115,177) ..................     210,600,444
  Balanced Portfolio; 2,143,788 shares (cost $32,647,487) .............................      37,451,981
  Flexible Income Portfolio; 1,252,635 shares (cost $14,374,926) ......................      14,756,039
  Growth Portfolio; 4,330,541 shares (cost $68,345,213) ...............................      80,028,403
  Worldwide Growth Portfolio; 18,350,150 shares (cost $366,705,134)....................     429,210,001
 Lexington Emerging Markets Fund; 649,673 shares (cost $6,756,872).....................       5,788,593
 Lexington Natural Resources Trust Fund; 2,881,672 shares (cost $41,178,832)...........      42,965,725
 Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio; 8,228,209 shares (cost $356,891,357).............     352,990,165
 PPI MFS Research Growth Portfolio; 23,381,050 shares (cost $231,196,214)..............     227,029,997
 PPI MFS Value Equity Portfolio; 3,887,887 shares (cost $114,649,620)..................     116,286,704
 PPI Scudder International Growth Portfolio; 14,375,874 shares (cost $199,666,185).....     202,699,815
 PPI T. Rowe Price Growth Equity Portfolio; 3,885,589 shares (cost $166,078,985) ......     169,450,553
                                                                                        ---------------
NET ASSETS (cost $10,239,788,590) ..................................................... $11,155,254,351
                                                                                        ===============

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)
Aetna Variable Fund:
 Annuity contracts in accumulation .................................................... $ 6,078,549,136
 Annuity contracts in payment period ..................................................     292,045,818
Aetna Income Shares:
 Annuity contracts in accumulation ....................................................     372,629,553
 Annuity contracts in payment period ..................................................       6,218,756

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1997 (continued):


Aetna Variable Encore Fund:
 Annuity contracts in accumulation ......................  $   240,346,197
Aetna Investment Advisers Fund, Inc.:
 Annuity contracts in accumulation ......................      968,354,403
 Annuity contracts in payment period ....................       21,193,276
Aetna GET Fund, Series B:
 Annuity contracts in accumulation ......................       79,552,932
Aetna GET Fund, Series C:
 Annuity contracts in accumulation ......................      236,822,693
Aetna Ascent Variable Portfolio:
 Annuity contracts in accumulation ......................       72,115,304
Aetna Crossroads Variable Portfolio:
 Annuity contracts in accumulation ......................       49,739,310
Aetna Legacy Variable Portfolio:
 Annuity contracts in accumulation ......................       32,749,254
 Annuity contracts in payment period ....................           53,658
Aetna Variable Portfolios, Inc.:
 Aetna Variable Capital Appreciation Portfolio:
 Annuity contracts in accumulation ......................        2,039,640
 Aetna Variable Growth Portfolio:
 Annuity contracts in accumulation ......................        1,098,483
Aetna Variable Index Plus Portfolio:
 Annuity contracts in accumulation ......................       83,098,319
 Annuity contracts in payment period ....................           76,758
 Aetna Variable Small Company Portfolio:
 Annuity contracts in accumulation ......................        4,956,212
Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation ......................       54,444,411
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Annuity contracts in accumulation ......................      190,735,350
 Growth Portfolio:
 Annuity contracts in accumulation ......................      128,257,345
 Overseas Portfolio:
 Annuity contracts in accumulation ......................       13,449,206
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
 Annuity contracts in accumulation ......................       23,199,341
 Contrafund Portfolio:
 Annuity contracts in accumulation ......................      256,548,805
 Index 500 Portfolio:
 Annuity contracts in accumulation ......................       57,721,771
Janus Aspen Series:
 Aggressive Growth Portfolio:
 Annuity contracts in accumulation ......................      210,600,444
 Balanced Portfolio:
 Annuity contracts in accumulation ......................       37,451,981
 Flexible Income Portfolio:
 Annuity contracts in accumulation ......................       14,756,039
 Growth Portfolio:
 Annuity contracts in accumulation ......................       79,992,417
 Annuity contracts in payment period ....................           35,986

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1997 (continued):


 Worldwide Growth Portfolio:
 Annuity contracts in accumulation ...........  $   429,093,163
 Annuity contracts in payment period .........          116,838
Lexington Emerging Markets Fund:
 Annuity contracts in accumulation ...........        5,788,593
Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation ...........       42,965,725
Portfolio Partners, Inc.:
 PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation ...........      352,966,999
 Annuity contracts in payment period .........           23,166
 PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation ...........      227,029,997
 PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation ...........      116,286,704
 PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation ...........      202,699,815
 PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation ...........      169,450,553
                                                ---------------
                                                $11,155,254,351
                                                ===============


See Notes to Financial Statements

Variable Annuity Account C
Statements of Operations and Changes in Net Assets


                                                                                  Year Ended December 31,
                                                                                  1997                 1996
                                                                          -------------------   -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ............................................................     $ 1,552,106,208      $  712,854,599
Expenses: (Notes 2 and 5)
 Valuation period deductions ..........................................        (120,867,375)        (93,446,331)
                                                                            ---------------      --------------
Net investment income .................................................       1,431,238,833         619,408,268
                                                                            ---------------      --------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ..................................................       2,013,561,413       2,060,808,031
 Cost of investments sold .............................................       1,773,010,971       1,547,239,509
                                                                            ---------------      --------------
  Net realized gain ...................................................         240,550,442         513,568,522
Net unrealized gain on investments: (Note 5)
 Beginning of year ....................................................         612,391,085         594,083,184
 End of year ..........................................................         915,465,761         612,391,085
                                                                            ---------------      --------------
  Net change in unrealized gain .......................................         303,074,676          18,307,901
                                                                            ---------------      --------------
Net realized and unrealized gain on investments .......................         543,625,118         531,876,423
                                                                            ---------------      --------------
Net increase in net assets resulting from operations ..................       1,974,863,951       1,151,284,691
                                                                            ---------------      --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ...........................       1,039,130,530         951,293,520
Sales and administrative charges deducted by the Company ..............             (17,373)            (61,783)
                                                                            ---------------      --------------
 Net variable annuity contract purchase payments ......................       1,039,113,157         951,231,737
Transfer from the Company for mortality guarantee adjustments .........           2,085,609           3,247,064
Transfers from the Company's fixed account options ....................         166,510,610         187,508,331
Transfers to the Company's other variable annuity accounts ............         (88,238,000)                  0
Redemptions by contract holders .......................................        (474,257,152)       (339,383,183)
Annuity Payments ......................................................         (31,253,253)        (20,948,181)
Other .................................................................           1,227,066             144,245
                                                                            ---------------      --------------
 Net increase in net assets from unit transactions (Note 5) ...........         615,188,037         781,800,013
                                                                            ---------------      --------------
Change in net assets ..................................................       2,590,051,988       1,933,084,704
NET ASSETS:
Beginning of year .....................................................       8,565,202,363       6,632,117,659
                                                                            ---------------      --------------
End of year ...........................................................     $11,155,254,351      $8,565,202,363
                                                                            ===============      ==============


See Notes to Financial Statements

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997

1. Summary of Significant Accounting Policies

   Variable Annuity Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1997:

   Aetna Variable Fund
   Aetna Income Shares
   Aetna Variable Encore Fund
   Aetna Investment Advisers Fund, Inc.
   Aetna GET Fund, Series B
   Aetna GET Fund, Series C
   Aetna Ascent Variable Portfolio
   Aetna Crossroads Variable Portfolio
   Aetna Legacy Variable Portfolio
   Aetna Variable Portfolios, Inc.:
   [bullet] Aetna Variable Capital Appreciation Portfolio
   [bullet] Aetna Variable Growth Portfolio
   [bullet] Aetna Variable Index Plus Portfolio
   [bullet] Aetna Variable Small Company Portfolio
   Calvert Social Balanced Portfolio
   Fidelity Investments Variable Insurance Products Fund:
   [bullet] Equity-Income Portfolio
   [bullet] Growth Portfolio
   [bullet] Overseas Portfolio

   Fidelity Investments Variable Insurance Products
   Fund II:
   [bullet] Asset Manger Portfolio
   [bullet] Contrafund Portfolio
   [bullet] Index 500 Portfolio
   Janus Aspen Series:
   [bullet] Aggressive Growth Portfolio
   [bullet] Balanced Portfolio
   [bullet] Flexible Income Portfolio
   [bullet] Growth Portfolio
   [bullet] Worldwide Growth Portfolio
   Lexington Emerging Markets Fund
   Lexington Natural Resources Trust Fund
   Portfolio Partners, Inc.:
   [bullet] PPI MFS Emerging Equities Portfolio
   [bullet] PPI MFS Research Growth Portfolio
   [bullet] PPI MFS Value Equity Portfolio
   [bullet] PPI Scudder International Growth Portfolio
   [bullet] PPI T. Rowe Price Growth Equity Portfolio

   b. Other
   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes
   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. Annuity Reserves
   Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3. Dividend Income

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) in the Statements of Operations and Changes in Net Assets.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1997 and 1996 aggregated $4,059,988,283 and $2,013,561,413; $3,462,016,312 and
   $2,060,808,031, respectively.

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net
Assets

---------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                         Valuation
                                                                           Period
                                                       Dividends         Deductions
---------------------------------------------------------------------------------------

  Aetna Variable Fund:                              $1,291,034,822     ($ 68,500,273)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna Income Shares:                                  22,258,737        (4,263,839)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                            9,635,587        (2,938,575)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:                128,304,517       (10,844,018)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                             13,341,021        (1,078,816)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                              3,678,012        (3,257,441)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                       4,541,482          (578,657)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:                   3,316,159          (392,434)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                       1,788,369          (229,584)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna Variable Portfolios Inc:
   Aetna Variable Capital Appreciation Portfolio:          312,433            (2,197)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
   Aetna Variable Growth Portfolio:                        249,335            (1,093)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:                   3,327,658          (542,532)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
   Aetna Variable Small Company Portfolio:                 269,004            (5,868)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Alger American Funds:
   Growth Portfolio: (1)                                 1,199,482        (1,526,918)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                      11,721,861        (3,575,543)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                       Proceeds        Cost of           Net
                                                         from        Investments      Realized
                                                        Sales            Sold        Gain (Loss)
--------------------------------------------------------------------------------------------------

  Aetna Variable Fund:                              $205,088,291    $150,120,010    $ 54,968,281
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna Income Shares:                                46,789,033      49,260,722      (2,471,689)
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                        206,958,669     210,166,945      (3,208,276)
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:               37,558,168      27,770,494       9,787,674
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                            7,648,728       4,940,723       2,708,005
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                           13,972,003      11,896,317       2,075,686
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                       498,613         380,091         118,522
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:                   409,248         325,568          83,680
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                     2,265,127       2,019,840         245,287
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna Variable Portfolios Inc:
   Aetna Variable Capital Appreciation Portfolio:        123,165         113,851           9,314
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Variable Growth Portfolio:                       80,207          72,190           8,017
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:                29,980,862      29,823,433         157,429
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
   Aetna Variable Small Company Portfolio:               478,457         428,319          50,138
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Alger American Funds:
   Growth Portfolio: (1)                             169,481,196     134,718,793      34,762,403
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                   403,516,606     343,440,431      60,076,175
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
             Net Unrealized                                           Net
               Gain (Loss)                       Net          Increase (Decrease)                  Net Assets
               -----------                    Change in          In Net Assets                     ----------
       Beginning               End            Unrealized           from Unit            Beginning              End
        of Year              of Year         Gain (Loss)         Transactions            of Year             of Year
------------------------------------------------------------------------------------------------------------------------
        $327,744,944      $438,575,885       $110,830,941         $ 75,435,966
                                                                                     $4,694,078,344      $6,078,549,136
                                                                                        212,746,872         292,045,818
-----------------------------------------------------------------------------------------------------------------------
          (9,314,233)       (1,128,028)         8,186,205           (4,710,418)
                                                                                        354,233,289         372,629,553
                                                                                          5,616,023           6,218,756
-----------------------------------------------------------------------------------------------------------------------
            (750,036)        5,712,842          6,462,878          (14,909,883)
                                                                                        245,304,466         240,346,197
-----------------------------------------------------------------------------------------------------------------------
          97,219,569       141,499,248         44,279,679            2,724,400
                                                                                        800,532,626         968,354,403
                                                                                         14,762,802          21,193,276
-----------------------------------------------------------------------------------------------------------------------
          17,286,695        22,946,346          5,659,651           (6,139,082)
                                                                                         65,062,153          79,552,932
-----------------------------------------------------------------------------------------------------------------------
           2,983,885        46,742,374         43,758,489           (8,490,216)
                                                                                        199,058,163         236,822,693
-----------------------------------------------------------------------------------------------------------------------
           1,716,824         5,507,794          3,790,970           42,582,396
                                                                                         21,660,591          72,115,304
-----------------------------------------------------------------------------------------------------------------------
             838,329         2,614,303          1,775,974           30,197,010
                                                                                         14,758,921          49,739,310
-----------------------------------------------------------------------------------------------------------------------
             112,482           588,337            475,855           21,455,983
                                                                                          9,067,002          32,749,254
                                                                                                  0              53,658
-----------------------------------------------------------------------------------------------------------------------
                   0          (274,002)          (274,002)           1,994,092
                                                                                                  0           2,039,640
-----------------------------------------------------------------------------------------------------------------------
                   0          (237,223)          (237,223)           1,079,447
                                                                                                  0           1,098,483
-----------------------------------------------------------------------------------------------------------------------
              80,325         6,964,574          6,884,249           62,694,836
                                                                                         10,653,437          83,098,319
                                                                                                  0              76,758
-----------------------------------------------------------------------------------------------------------------------
                   0          (166,700)          (166,700)           4,809,638
                                                                                                  0           4,956,212
-----------------------------------------------------------------------------------------------------------------------
           6,730,808                 0         (6,730,808)        (132,576,331)
                                                                                        104,872,172                   0
-----------------------------------------------------------------------------------------------------------------------
          39,364,541                 0        (39,364,541)        (352,729,122)
                                                                                        323,871,170                   0
                                                                                                  0                   0
-----------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


-------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                              Valuation
                                                                               Period
                                                              Dividends      Deductions
-------------------------------------------------------------------------------------------

  American Century Investments -
   Capital Appreciation Fund: (2)                            $ 5,882,464    ($ 2,974,651)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:                           3,787,208        (578,804)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                   11,536,379      (1,844,101)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Growth Portfolio:                                           3,033,640      (1,277,878)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Overseas Portfolio:                                           762,691        (144,474)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                    2,134,313        (253,981)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                       4,376,096      (2,382,593)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                          890,215        (515,853)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Franklin Government Securities Trust: (3)                    1,578,341        (279,189)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Janus Aspen Series:
   Aggressive Growth Portfolio:                                        0      (2,188,842)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Balanced Portfolio:                                           940,676        (329,511)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                                    757,640        (131,213)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Growth Portfolio:                                           1,871,919        (768,752)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (4)                                 64,108         (25,465)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                                 5,510,563      (4,109,527)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                Proceeds        Cost of            Net
                                                                  from        Investments       Realized
                                                                 Sales            Sold         Gain (Loss)
-------------------------------------------------------------------------------------------------------------

  American Century Investments -
   Capital Appreciation Fund: (2)                            $347,378,690    $348,986,817     ($ 1,608,127)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:                            1,767,421       1,342,657          424,764
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     2,876,456       2,187,102          689,354
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                            1,967,157       1,268,813          698,344
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                          6,265,740       5,529,606          736,134
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                     1,353,806       1,132,813          220,993
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                          989,526         754,795          234,731
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                         2,042,782       1,517,607          525,175
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Franklin Government Securities Trust: (3)                    35,001,358      34,302,739          698,619
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Janus Aspen Series:
   Aggressive Growth Portfolio:                                16,697,333      12,596,723        4,100,610
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                                          1,236,230         981,509          254,721
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                                   4,035,296       3,816,553          218,743
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                            1,933,431       1,461,183          472,248
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (4)                               5,452,797       5,400,161           52,636
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                                 16,620,763      10,266,465        6,354,298
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
           Net Unrealized                                          Net
             Gain (Loss)                      Net          Increase (Decrease)                Net Assets
             -----------                   Change in          In Net Assets                   ----------
      Beginning             End           Unrealized            from Unit           Beginning            End
       of Year            of Year         Gain (Loss)         Transactions           of Year           of Year
-----------------------------------------------------------------------------------------------------------------
       $ 8,139,519               $0      ($8,139,519)         ($339,404,560)
                                                                                  $346,244,393                $0
----------------------------------------------------------------------------------------------------------------
         2,963,927        7,196,636         4,232,709             6,589,199
                                                                                    39,989,335        54,444,411
----------------------------------------------------------------------------------------------------------------
        10,675,870       33,998,298        23,322,428            50,561,862
                                                                                   106,469,428       190,735,350
----------------------------------------------------------------------------------------------------------------
         5,256,264       22,394,599        17,138,335            28,222,857
                                                                                    80,442,047       128,257,345
----------------------------------------------------------------------------------------------------------------
           649,630          225,478          (424,152)            4,069,619
                                                                                     8,449,388        13,449,206
----------------------------------------------------------------------------------------------------------------
         2,502,591        3,922,056         1,419,465             2,575,422
                                                                                    17,103,129        23,199,341
----------------------------------------------------------------------------------------------------------------
        15,161,493       50,217,979        35,056,486           100,377,564
                                                                                   118,886,521       256,548,805
----------------------------------------------------------------------------------------------------------------
         2,304,865       11,512,547         9,207,682            26,383,649
                                                                                    21,230,903        57,721,771
----------------------------------------------------------------------------------------------------------------
           405,959                0          (405,959)          (24,948,755)
                                                                                    23,356,943                 0
----------------------------------------------------------------------------------------------------------------
        17,668,916       36,485,267        18,816,351            16,995,758
                                                                                   172,876,567       210,600,444
----------------------------------------------------------------------------------------------------------------
           751,567        4,804,494         4,052,927            17,251,901
                                                                                    15,281,267        37,451,981
----------------------------------------------------------------------------------------------------------------
           140,666          381,113           240,447             5,252,958
                                                                                     8,417,464        14,756,039
----------------------------------------------------------------------------------------------------------------
         2,192,571       11,683,190         9,490,619            28,161,560
                                                                                    40,800,809        79,992,417
                                                                                             0            35,986
----------------------------------------------------------------------------------------------------------------
            (6,468)               0             6,468            (1,788,353)
                                                                                     1,690,606                 0
----------------------------------------------------------------------------------------------------------------
        16,710,390       62,504,868        45,794,478           203,261,915
                                                                                   172,398,274       429,093,163
                                                                                             0           116,838
----------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):
5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


----------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                           Valuation
                                                                            Period
                                                        Dividends         Deductions
----------------------------------------------------------------------------------------

   Lexington Emerging Markets Fund:                          $4,375           ($79,412)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:                1,239,038           (531,930)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Neuberger and Berman Advisers Management Trust -
    Growth Portfolio: (5)                                 8,158,940         (1,195,227)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
    PPI MFS Emerging Equities Portfolio:                          0           (406,682)
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------
    PPI MFS Research Growth Portfolio:                            0           (262,081)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
    PPI MFS Value Equity Portfolio:                               0           (133,426)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
    PPI MFS Scudder International Growth Portfolio:               0           (235,626)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
    PPI MFS T. Rowe Price Growth Equity Portfolio:                0           (193,734)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund -
    International Portfolio: (6)                          4,599,123         (2,286,635)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Total Variable Annuity Account C                  $1,552,106,208     ($ 120,867,375)
========================================================================================



---------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                         Proceeds          Cost of             Net
                                                           from          Investments        Realized
                                                           Sales             Sold          Gain (Loss)
---------------------------------------------------------------------------------------------------------

   Lexington Emerging Markets Fund:                      $1,639,618        $1,424,729         $214,889
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:               14,866,827        11,618,994        3,247,833
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Neuberger and Berman Advisers Management Trust -
    Growth Portfolio: (5)                               128,039,479       103,983,767       24,055,712
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
    PPI MFS Emerging Equities Portfolio:                  3,797,005         3,880,012          (83,007)
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
    PPI MFS Research Growth Portfolio:                    1,453,829         1,486,006          (32,177)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
    PPI MFS Value Equity Portfolio:                         928,145           929,114             (969)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
    PPI MFS Scudder International Growth Portfolio:      13,091,485        12,881,912          209,573
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
    PPI MFS T. Rowe Price Growth Equity Portfolio:          891,088           887,544            3,544
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund -
    International Portfolio: (6)                        278,386,778       238,895,623       39,491,155
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account C                  $2,013,561,413    $1,773,010,971     $240,550,442
=========================================================================================================

(1) Effective November 28, 1997, this funds assets were transferred to the PPI
T. Rowe Price Growth Equity Portfolio.

(2) Effective November 28, 1997, this funds assets were transferred to the PPI MFS Research Growth Portfolio.

(3) Effective November 28, 1997, this funds assets were transferred to Aetna Income Shares.

(4) Effective November 28, 1997, this funds assets were transferred to the Aetna Variable Encore Fund.

(5) Effective November 28, 1997, this funds assets were transferred to the PPI MFS Value Equity Portfolio.

(6) Effective November 28, 1997, this funds assets were transferred to the PPI Scudder International Growth Portfolio.

------------------------------------------------------------------------------------------------------------------------
            Net Unrealized                                          Net
             Gain (Loss)                       Net          Increase (Decrease)                   Net Assets
             -----------                    Change in          In Net Assets                      ----------
     Beginning              End            Unrealized            from Unit            Beginning               End
      of Year             of Year          Gain (Loss)         Transactions            of Year              of Year
------------------------------------------------------------------------------------------------------------------------
        $102,991          ($968,279)       ($1,071,270)           $1,874,530
                                                                                       $4,845,481           $5,788,593
------------------------------------------------------------------------------------------------------------------------
       3,997,171          1,786,893         (2,210,278)           17,376,715
                                                                                       23,844,347           42,965,725
------------------------------------------------------------------------------------------------------------------------
       9,459,521                  0         (9,459,521)         (116,641,588)
                                                                                       95,081,684                    0
------------------------------------------------------------------------------------------------------------------------
               0         (3,901,193)        (3,901,193)          357,381,047
                                                                                                0          352,966,999
                                                                                                0               23,166
------------------------------------------------------------------------------------------------------------------------
               0         (4,166,217)        (4,166,217)          231,490,472
                                                                                                0          227,029,997
------------------------------------------------------------------------------------------------------------------------
               0          1,637,084          1,637,084           114,784,015
                                                                                                0          116,286,704
------------------------------------------------------------------------------------------------------------------------
               0          3,033,630          3,033,630           199,692,238
                                                                                                0          202,699,815
------------------------------------------------------------------------------------------------------------------------
               0          3,371,568          3,371,568           166,269,175
                                                                                                0          169,450,553
------------------------------------------------------------------------------------------------------------------------
      29,299,509                  0        (29,299,509)         (204,019,879)
                                                                                      191,515,746                    0
------------------------------------------------------------------------------------------------------------------------
    $612,391,085       $915,465,761       $303,074,676          $615,188,037       $8,565,202,363      $11,155,254,351
========================================================================================================================

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):
5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


----------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                                Valuation
                                                                                  Period
                                                               Dividends        Deductions
----------------------------------------------------------------------------------------------

  Aetna Variable Fund:                                       $515,238,366      ($54,321,686)
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------
  Aetna Income Shares:                                         23,144,319        (4,611,478)
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                                  14,058,252        (2,878,790)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:                        72,699,670        (9,562,496)
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                                     5,304,368        (1,100,778)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                                       969,084          (280,865)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                                963,171          (137,931)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:                            797,511          (106,179)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                                595,666           (63,355)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:                             57,328           (16,537)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Alger American Funds:
   Growth Portfolio:                                            2,138,198          (966,404)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                              1,173,212        (3,731,877)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Calvert Responsibly Invested Balanced Fund:                   3,000,539          (425,159)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     2,269,871          (994,896)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Growth Portfolio:                                            2,304,888          (707,334)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Overseas Portfolio:                                            115,737           (82,498)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                       955,910          (196,386)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                 Proceeds         Cost of           Net
                                                                   from         Investments       Realized
                                                                   Sales            Sold        Gain (Loss)
--------------------------------------------------------------------------------------------------------------

  Aetna Variable Fund:                                       $1,237,963,630    $841,837,896    $396,125,734
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------
  Aetna Income Shares:                                          155,474,786     153,469,788       2,004,998
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                                   175,207,017     167,163,639       8,043,378
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:                         223,353,174     160,905,519      62,447,655
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                                      25,117,816      18,596,857       6,520,959
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                                         229,569         224,240           5,329
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                                  514,612         443,710          70,902
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:                              755,620         679,118          76,502
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                                1,206,903       1,119,490          87,413
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:                              356,603         338,531          18,072
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Alger American Funds:
   Growth Portfolio:                                              3,326,813       3,149,890         176,923
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                               24,333,106      17,577,100       6,756,006
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Calvert Responsibly Invested Balanced Fund:                     1,793,014       1,429,393         363,621
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                       3,851,613       3,166,678         684,935
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                                623,639         453,561         170,078
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                            2,280,928       2,065,136         215,792
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                       2,016,939       1,797,456         219,483
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
             Net Unrealized                                            Net
               Gain (Loss)                        Net          Increase (Decrease)                  Net Assets
               -----------                     Change in          In Net Assets                     ----------
       Beginning               End            Unrealized            from Unit            Beginning              End
        of Year              of Year          Gain (Loss)         Transactions            of Year             of Year
--------------------------------------------------------------------------------------------------------------------------
         $267,567,573      $327,744,944       $60,177,371          $39,664,335
                                                                                      $3,805,891,355      $4,694,078,344
                                                                                         144,049,741         212,746,872
--------------------------------------------------------------------------------------------------------------------------
           3,230,862        (9,314,233)       (12,545,095)         (34,151,027)
                                                                                         380,937,626         354,233,289
                                                                                           5,069,969           5,616,023
--------------------------------------------------------------------------------------------------------------------------
           9,204,418          (750,036)        (9,954,454)           5,744,394
                                                                                         230,291,686         245,304,466
--------------------------------------------------------------------------------------------------------------------------
         122,622,603        97,219,569        (25,403,034)          (7,904,062)
                                                                                         713,304,833         800,532,626
                                                                                           9,712,862          14,762,802
--------------------------------------------------------------------------------------------------------------------------
          13,423,804        17,286,695          3,862,891          (22,661,545)
                                                                                          73,136,258          65,062,153
--------------------------------------------------------------------------------------------------------------------------
                   0         2,983,885          2,983,885          195,380,730
                                                                                                   0         199,058,163
--------------------------------------------------------------------------------------------------------------------------
             105,405         1,716,824          1,611,419           14,244,294
                                                                                           4,908,736          21,660,591
--------------------------------------------------------------------------------------------------------------------------
              68,967           838,329            769,362            9,552,968
                                                                                           3,668,757          14,758,921
--------------------------------------------------------------------------------------------------------------------------
              36,214           112,482             76,268            6,451,330
                                                                                           1,919,680           9,067,002
--------------------------------------------------------------------------------------------------------------------------
                   0            80,325             80,325           10,514,249
                                                                                                   0          10,653,437
--------------------------------------------------------------------------------------------------------------------------
            (285,937)        6,730,808          7,016,745           58,052,710
                                                                                          38,454,000         104,872,172
--------------------------------------------------------------------------------------------------------------------------
          38,038,924        39,364,541          1,325,617           77,101,765
                                                                                         241,246,447         323,871,170
--------------------------------------------------------------------------------------------------------------------------
           2,175,908         2,963,927            788,019            7,573,554
                                                                                          28,688,761          39,989,335
--------------------------------------------------------------------------------------------------------------------------
           2,759,687        10,675,870          7,916,183           58,569,396
                                                                                          38,023,939         106,469,428
--------------------------------------------------------------------------------------------------------------------------
             505,388         5,256,264          4,750,876           46,205,811
                                                                                          27,717,728          80,442,047
--------------------------------------------------------------------------------------------------------------------------
             163,196           649,630            486,434            3,994,936
                                                                                           3,718,987           8,449,388
--------------------------------------------------------------------------------------------------------------------------
           1,530,985         2,502,591            971,606              782,358
                                                                                          14,370,158          17,103,129
--------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


-------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                       Valuation
                                                                         Period
                                                      Dividends        Deductions
-------------------------------------------------------------------------------------

   Contrafund Portfolio:                                $357,388         ($910,633)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Index 500 Portfolio:                                  219,199          (139,391)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Franklin Government Securities Trust:                1,223,061          (290,354)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Janus Aspen Series:
   Aggressive Growth Portfolio:                        1,589,459        (1,739,222)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Balanced Portfolio:                                   238,807           (87,725)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Flexible Income Portfolio:                            499,929           (72,736)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Growth Portfolio:                                     630,364          (245,877)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Short-Term Bond Portfolio:                             61,378           (14,453)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                         1,725,690        (1,035,043)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Lexington Emerging Markets Fund:                             0           (55,554)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Lexington Natural Resources Trust Fund:                 80,144          (231,100)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Neuberger and Berman Advisers Management Trust -
   Growth Portfolio:                                   8,437,018        (1,199,983)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Scudder Variable Life Investment Fund -
   International Portfolio:                            4,063,525        (2,264,627)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  TCI Portfolios, Inc. - Growth Fund:                 47,942,547        (4,974,984)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Total Variable Annuity Account C                  $712,854,599     ($ 93,446,331)
=====================================================================================


--------------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                        Proceeds          Cost of             Net
                                                          from          Investments        Realized
                                                          Sales             Sold          Gain (Loss)
--------------------------------------------------------------------------------------------------------

   Contrafund Portfolio:                                $1,299,964        $1,078,898         $221,066
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                  1,105,697           943,071          162,626
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Franklin Government Securities Trust:                  5,788,894         5,646,267          142,627
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Janus Aspen Series:
   Aggressive Growth Portfolio:                          4,803,682         3,702,615        1,101,067
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                                   1,671,701         1,511,274          160,427
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                            1,541,843         1,429,353          112,490
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                     1,130,979           963,703          167,276
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio:                              726,351           729,002           (2,651)
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                           1,942,344         1,492,553          449,791
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Lexington Emerging Markets Fund:                         905,228           870,164           35,064
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Lexington Natural Resources Trust Fund:                7,649,108         6,026,027        1,623,081
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Neuberger and Berman Advisers Management Trust -
   Growth Portfolio:                                    15,336,623        13,853,081        1,483,542
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Scudder Variable Life Investment Fund -
   International Portfolio:                             26,981,873        22,523,390        4,458,483
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  TCI Portfolios, Inc. - Growth Fund:                  131,517,962       112,052,109       19,465,853
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Total Variable Annuity Account C                  $2,060,808,031    $1,547,239,509     $513,568,522
========================================================================================================

----------------------------------------------------------------------------------------------------------------------
            Net Unrealized                                         Net
             Gain (Loss)                      Net          Increase (Decrease)                  Net Assets
             -----------                   Change in          In Net Assets                     ----------
     Beginning              End            Unrealized           from Unit            Beginning              End
      of Year             of Year         Gain (Loss)         Transactions            of Year             of Year
----------------------------------------------------------------------------------------------------------------------
        $285,166        $15,161,493        $14,876,327         $73,985,256
                                                                                     $30,357,117        $118,886,521
----------------------------------------------------------------------------------------------------------------------
         223,865          2,304,865          2,081,000          15,496,325
                                                                                       3,411,144          21,230,903
----------------------------------------------------------------------------------------------------------------------
         831,241            405,959           (425,282)            664,776
                                                                                      22,042,115          23,356,943
----------------------------------------------------------------------------------------------------------------------
      13,091,398         17,668,916          4,577,518          79,952,029
                                                                                      87,395,716         172,876,567
----------------------------------------------------------------------------------------------------------------------
          60,530            751,567            691,037          12,773,551
                                                                                       1,505,170          15,281,267
----------------------------------------------------------------------------------------------------------------------
         167,581            140,666            (26,915)          4,046,573
                                                                                       3,858,123           8,417,464
----------------------------------------------------------------------------------------------------------------------
         145,978          2,192,571          2,046,593          33,135,966
                                                                                       5,066,487          40,800,809
----------------------------------------------------------------------------------------------------------------------
            (354)            (6,468)            (6,114)          1,108,236
                                                                                         544,210           1,690,606
----------------------------------------------------------------------------------------------------------------------
         786,497         16,710,390         15,923,893         139,287,080
                                                                                      16,046,863         172,398,274
----------------------------------------------------------------------------------------------------------------------
         (46,118)           102,991            149,109           1,627,816
                                                                                       3,089,046           4,845,481
----------------------------------------------------------------------------------------------------------------------
       1,277,740          3,997,171          2,719,431           5,442,307
                                                                                      14,210,484          23,844,347
----------------------------------------------------------------------------------------------------------------------
      11,656,721          9,459,521         (2,197,200)           (937,272)
                                                                                      89,495,579          95,081,684
----------------------------------------------------------------------------------------------------------------------
      12,783,439         29,299,509         16,516,070           4,017,712
                                                                                     164,724,583         191,515,746
----------------------------------------------------------------------------------------------------------------------
      91,671,503          8,139,519        (83,531,984)        (57,916,538)
                                                                                     425,259,499         346,244,393
----------------------------------------------------------------------------------------------------------------------
 $   594,083,184       $612,391,085      $  18,307,901       $ 781,800,013        $6,632,117,659      $8,565,202,363
======================================================================================================================

                          Independent Auditors' Report

The Board of Directors of Aetna Life Insurance and Annuity Company and
     Contract Owners of Variable Annuity Account C:


We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 1997, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account C as of December 31, 1997, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997 in conformity with generally accepted accounting principles.



                                              /s/ KPMG Peat Marwick LLP


Hartford, Connecticut
February 27, 1998

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

                   Index to Consolidated Financial Statements
                   ------------------------------------------

                                                                      Page

Independent Auditors' Report                                            F-2

Consolidated Financial Statements:

       Consolidated Statements of Income for the Years Ended
         December 31, 1997, 1996 and 1995                               F-3

       Consolidated Balance Sheets as of December 31, 1997
         and 1996                                                       F-4

       Consolidated Statements of Changes in Shareholder's Equity
         for the Years Ended December 31, 1997, 1996 and 1995           F-5

       Consolidated Statements of Cash Flows for the Years
         Ended December 31, 1997, 1996 and 1995                         F-6

       Notes to Consolidated Financial Statements                       F-7

                          Independent Auditors' Report


The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiary as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiary at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                      /s/ KPMG Peat Marwick LLP



Hartford, Connecticut
February 3, 1998

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                        Consolidated Statements of Income
                                   (millions)

                                                Years Ended December 31,
                                            --------------------------------
                                              1997         1996       1995
                                            -------       -------    -------
Revenue:
  Premiums                                   $267.1        $133.6     $212.7
  Charges assessed against policyholders      475.0         396.5      318.9
  Net investment income                     1,080.5       1,045.6    1,004.3
  Net realized capital gains                   36.0          19.7       41.3
  Other income                                 39.7          45.4       42.0
                                            -------       -------    -------
        Total revenue                       1,898.3       1,640.8    1,619.2
                                            -------       -------    -------

Benefits and expenses:
  Current and future benefits               1,127.8         968.6      997.2
  Operating expenses                          347.4         342.2      310.8
  Amortization of deferred policy
     acquisition costs                        128.4          69.8       48.0
  Severance and facilities charges               --          61.3         --
                                            -------       -------    -------
       Total benefits and expenses          1,603.6       1,441.9    1,356.0
                                            -------       -------    -------

Income before income taxes                    294.7         198.9      263.2

   Income taxes                                89.4          57.8       87.3
                                            -------       -------    -------

Net income                                   $205.3        $141.1     $175.9
                                            =======       =======    =======

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                           Consolidated Balance Sheets
                          (millions, except share data)

                                                                               December 31,  December 31,
Assets                                                                           1997           1996
------                                                                           ----           ----
Investments:
  Debt securities available for sale, at fair value
    (amortized cost:  $12,912.2 and $12,539.1)                                 $13,463.8     $12,905.5
  Equity securities, available for sale:
    Nonredeemable preferred stock (cost:  $131.7 and $107.6)                       147.6         119.0
    Investment in affiliated mutual funds (cost:  $78.1 and $77.3)                  83.0          81.1
    Common stock (cost:  $0.2 and $0.0)                                               .6            .3
  Short-term investments                                                            95.6          34.8
  Mortgage loans                                                                    12.8          13.0
  Policy loans                                                                     469.6         399.3
                                                                               ---------      --------
       Total investments                                                        14,273.0      13,553.0

Cash and cash equivalents                                                          565.4         459.1
Accrued investment income                                                          163.0         159.0
Premiums due and other receivables                                                  63.7          26.6
Deferred policy acquisition costs                                                1,654.6       1,515.3
Reinsurance loan to affiliate                                                      397.2         628.3
Other assets                                                                        46.8          33.7
Separate accounts assets                                                        22,982.7      15,318.3
                                                                               ---------      --------

       Total assets                                                            $40,146.4     $31,693.3
                                                                               =========      ========

Liabilities and Shareholder's Equity

Liabilities:
  Future policy benefits                                                        $3,763.7      $3,617.0
  Unpaid claims and claim expenses                                                  38.0          28.9
  Policyholders' funds left with the Company                                    11,143.5      10,663.7
                                                                               ---------      --------
       Total insurance reserve liabilities                                      14,945.2      14,309.6
  Other liabilities                                                                312.8         354.7
  Income taxes:
    Current                                                                         12.4          20.7
    Deferred                                                                        72.0          80.5
  Separate accounts liabilities                                                 22,970.0      15,318.3
                                                                               ---------      --------
       Total liabilities                                                        38,312.4      30,083.8
                                                                               ---------      --------

Shareholder's equity:
  Common stock, par value $50 (100,000 shares
   authorized; 55,000 shares issued and outstanding)                                 2.8           2.8
  Paid-in capital                                                                  418.0         418.0
  Accumulated other comprehensive income                                            92.9          60.5
  Retained earnings                                                              1,320.3       1,128.2
                                                                               ---------      --------
       Total shareholder's equity                                                1,834.0       1,609.5
                                                                               ---------      --------

         Total liabilities and shareholder's equity                            $40,146.4     $31,693.3
                                                                               =========      ========

See Notes to Consolidated Financial Statements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                              Years  Ended December 31,
                                                           ---------------------------------
                                                             1997        1996          1995
                                                           --------     --------    --------
Shareholder's equity, beginning of year                    $1,609.5     $1,583.0    $1,088.5

Comprehensive income
   Net income                                                 205.3        141.1       175.9
   Other comprehensive income, net of tax
      Unrealized gains (losses) on securities ($50.1
      million,  $(110.8) million and $494.6 million,           32.4        (72.0)      321.5
      pretax, respectively)
                                                           --------     --------    --------
Total comprehensive income                                    237.7         69.1       497.4
                                                           --------     --------    --------

Capital contributions                                            --         10.4         0.0

Other changes                                                   4.1        (49.5)        0.0

Common stock dividends                                        (17.3)        (3.5)       (2.9)
                                                           --------     --------    --------

Shareholder's equity, end of year                          $1,834.0     $1,609.5    $1,583.0
                                                           ========     ========    ========

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                      Consolidated Statements of Cash Flows
                                   (millions)

                                                                                 Years Ended December 31,
                                                                             ------------------------------
                                                                              1997        1996        1995
                                                                             ------      ------      ------
Cash Flows from Operating Activities:
         Net income                                                          $205.3      $141.1      $175.9
         Adjustments to reconcile net income to net cash provided by
         (used for) operating activities:
         (Increase) decrease  in accrued investment income                     (4.0)       16.5       (33.3)
         (Increase) decrease in premiums due and other receivables            (33.3)        1.6        25.4
         Increase in policy loans                                             (70.3)      (60.7)      (89.9)
         Increase in deferred policy acquisition costs                       (139.3)     (174.0)     (177.0)
         Decrease in reinsurance loan to affiliate                            231.1        27.2        34.8
         Net increase in universal life account balances                      286.4       243.2       393.4
         (Decrease) increase in other insurance reserve liabilities          (249.6)     (211.5)       79.0
         Net (decrease) increase in other liabilities and other assets        (41.7)        3.1        13.0
         Decrease in income taxes                                             (31.4)      (26.7)       (4.5)
         Net accretion of discount on investments                             (66.4)      (68.0)      (66.4)
         Net realized capital gains                                           (36.0)      (19.7)      (41.3)
         Other, net                                                              --         1.1          --
                                                                           --------    --------    --------
               Net cash provided by (used for) operating activities            50.8      (126.8)      309.1
                                                                           --------    --------    --------

Cash Flows from Investing Activities:
         Proceeds from sales of:
            Debt securities available for sale                              5,311.3     5,182.2     4,207.2
            Equity securities                                                 103.1       190.5       180.8
            Mortgage loans                                                      0.2         8.7        10.7
            Limited partnership                                                  --          --        26.6
         Investment maturities and collections of:
            Debt securities available for sale                              1,212.7       885.2       583.9
            Short-term investments                                             89.3        35.0       106.1
         Cost of investment purchases in:
            Debt securities available for sale                             (6,732.8)   (6,534.3)   (6,034.0)
            Equity securities                                                (113.3)     (118.1)     (170.9)
            Short-term investments                                           (149.9)      (54.7)      (24.7)
            Mortgage loans                                                       --          --       (21.3)
         Other, net                                                              --       (17.6)         --
                                                                           --------    --------    --------
               Net cash used for investing activities                        (279.4)     (423.1)   (1,135.6)
                                                                           --------    --------    --------

Cash Flows from Financing Activities:
         Deposits and interest credited for investment contracts            1,621.2     1,579.5     1,884.5
         Withdrawals of investment contracts                               (1,256.3)   (1,146.2)   (1,109.6)
         Capital contribution to Separate Account                             (25.0)         --          --
         Return of capital from Separate Account                               12.3          --          --
         Capital contribution from HOLDCO                                        --        10.4          --
         Dividends paid to shareholder                                        (17.3)       (3.5)       (2.9)
                                                                           --------    --------    --------
               Net cash provided by financing activities                      334.9       440.2       772.0
                                                                           --------    --------    --------

Net increase (decrease) in cash and cash equivalents                          106.3      (109.7)      (54.5)
Cash and cash equivalents, beginning of year                                  459.1       568.8       623.3
                                                                           --------    --------    --------

Cash and cash equivalents, end of year                                       $565.4      $459.1      $568.8
                                                                           ========    ========    ========

Supplemental cash flow information:
    Income taxes paid, net                                                   $119.6       $85.5       $92.8
                                                                           ========    ========    ========

See Notes to Consolidated Financial Statements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

                   Notes to Consolidated Financial Statements

1.   Summary of Significant Accounting Policies

     Aetna Life Insurance and Annuity Company and its wholly owned subsidiary (collectively, the "Company") are providers of financial services and life insurance products in the United States. The Company has two business segments: financial services and individual life insurance.

     Financial services products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, and non-qualified annuity contracts. These contracts may be deferred or immediate ("payout annuities"). Financial services also include investment advisory services and pension plan administrative services.

     Individual life insurance products include universal life, variable universal life, traditional whole life and term insurance.

     Basis of Presentation
     ---------------------

     The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiary, Aetna Insurance Company of America. Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. Certain reclassifications have been made to 1996 and 1995 financial information to conform to the 1997 presentation.

     New Accounting Standard
     -----------------------

     As of December 31, 1997 the Company adopted Financial Accounting Standard ("FAS") No. 130, Reporting Comprehensive Income. This statement establishes standards for the reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income encompasses all changes in shareholder's equity (except those arising from transactions with shareholders) and includes net income and net unrealized capital gains or losses on available-for-sale securities. As this new standard only requires additional information in a financial statement, it does not affect the Company's financial position or results of operations.

     Future Application of Accounting Standards
     ------------------------------------------

     Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

     FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Future Application of Accounting Standards (Continued)

     FAS No. 125 is effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. Provisions effective in 1997 did not have a material effect on the Company's financial position or results of operations. The Company does not expect adoption of this statement for provisions effective in 1998 to have a material effect on its financial position or results of operations.

     Accounting by Insurance and Other Enterprises for Insurance-Related Assessments

     In December 1997, the American Institute of Certified Public Accountants issued Statement of Position 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, which provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance related assessments and guidance for measuring the liability. This statement is effective for 1999 financial statements with early adoption permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     Investments

     Debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available for sale investments, other than amounts allocable to experience rated contractholders, are reflected in shareholder's equity, net of related taxes.

     Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Investments (Continued)

     The company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 1997 and 1996, the Company loaned securities (which are reflected as invested assets) with a market value of approximately $385.1 million and $444.7 million, respectively.

     Purchases and sales of debt and equity securities are recorded on the trade date.

     The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds which have been seeded by the Company, and is carried at fair value.

     Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves. Sales of mortgage loans are recorded on the closing date.

     Short-term investments, consisting primarily of money market instruments and other debt issues purchased with a maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

     The Company utilizes futures contracts, swap agreements and warrants for other than trading purposes in order to manage investment returns and price risk and to align maturities, interest rates, and funds availability with its obligations. (Refer to Note 3.)

     Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains and losses on the hedging instrument are reflected in net realized capital gains or losses.

     Interest rate swap agreements which are designated as interest rate risk management instruments at inception are accounted for using the accrual method. Accordingly, the difference between amounts

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Investments (Continued)

     paid and received on such agreements is reported in net investment income. There is no recognition in the Consolidated Balance Sheets for changes in the fair value of the agreement.

     Warrants represent the right to purchase specific securities and are accounted for as hedges. Upon exercise, the cost of the warrants are added to the basis of the securities purchased.

     Deferred Policy Acquisition Costs

     Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For fixed ordinary life contracts, such costs are amortized over expected premium-paying periods (up to 20 years). For universal life and certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years). Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

     Insurance Reserve Liabilities

     Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon. Reserves for immediate annuities with life contingent payouts and traditional life insurance contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.25% to 12.00% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

     Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.50% to 9.50% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

     Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.    Summary of Significant Accounting Policies (Continued)

     Premiums, Charges Assessed Against Policyholders, Benefits and Expenses

     For universal life and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue when due. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

     Separate Accounts

     Assets held under variable universal life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract, in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

     Separate Accounts assets and liabilities are carried at fair value except for those relating to a guaranteed interest option. Since the Company bears the investment risk where the contract is held to maturity, the assets of the Separate Account supporting the guaranteed interest option are carried at an amortized cost of $658.6 million for 1997 (fair value $668.7 million) and $515.6 million for 1996 (fair value $523.0 million). Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 4.10% to 8.00% in both 1997 and in 1996.

     Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Statements of Income (with the exception of realized capital gains and losses on the sale of assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Income Taxes

     The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments

     Debt securities available for sale as of December 31, 1997 were as follows:

                                                                               Gross            Gross
                                                           Amortized        Unrealized        Unrealized           Fair
                                                              Cost              Gains           Losses             Value
                                                           ---------        ----------        ----------          ------
                                                                                   (millions)
       U.S. government and government
          agencies and authorities                           $1,219.7            $74.0             $0.1           $1,293.6

       States, municipalities and political
          subdivisions                                            0.3               --               --                0.3

       U.S. corporate securities:
            Financial                                         2,370.7             84.6              1.3            2,454.0
            Food & fiber                                        195.4              9.3               --              204.7
            Healthcare & consumer products                      728.5             27.0              2.6              752.9
            Media & broadcast                                   252.9             14.7              0.1              267.5
            Natural resources                                   143.5              5.5                -              149.0
            Transportation & capital goods                      528.2             33.2              0.1              561.3
            Utilities                                           521.3             23.5              0.9              543.9
            Other corporate securities                           96.9              3.2                -              100.1
                                                           ----------         --------         --------        -----------
          Total U.S. corporate securities                     4,837.4            201.0              5.0            5,033.4

       Foreign Securities:
            Government                                          612.5             36.7             23.6              625.6
            Utilities                                           177.5             28.7               --              206.2
            Other                                               857.9             27.7             42.8              842.8
                                                           ----------         --------         --------        -----------
          Total foreign securities                            1,647.9             93.1             66.4            1,674.6

       Residential mortgage-backed securities:
            Pass-throughs                                       784.4             71.3              2.0              853.7
            Collateralized mortgage obligations               2,280.5            137.4              2.0            2,415.9
                                                           ----------         --------         --------        -----------
       Total residential mortgage-
          backed securities                                   3,064.9            208.7              4.0            3,269.6

       Commercial/Multifamily mortgage-
          backed securities                                   1,127.8             34.0              0.4            1,161.4

       Other asset-backed securities                          1,014.2             17.1              0.4            1,030.9
                                                           ----------         --------         --------        -----------

       Total Debt Securities                                $12,912.2           $627.9            $76.3          $13,463.8
                                                           ==========         ========         ========        ===========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Debt securities available for sale as of December 31, 1996 were as follows:

                                                                               Gross            Gross
                                                           Amortized        Unrealized        Unrealized            Fair
                                                              Cost              Gains           Losses             Value
                                                           ---------        ----------        ----------           ------
                                                                                    (millions)
       U.S. government and government
          agencies and authorities                           $1,072.4            $20.5             $4.5           $1,088.4

       States, municipalities and political
          subdivisions                                            6.0              1.2               --                7.2

       U.S. corporate securities:
            Financial                                         2,143.4             43.1              9.7            2,176.8
            Food & fiber                                        198.2              4.6              1.3              201.5
            Healthcare & consumer products                      735.9             20.2              6.3              749.8
            Media & broadcast                                   274.9              7.0              2.8              279.1
            Natural resources                                   187.7              4.5              0.4              191.8
            Transportation & capital goods                      521.9             22.0              1.8              542.1
            Utilities                                           448.8             14.8              2.8              460.8
            Other corporate securities                          141.5               3.0              --              144.5
                                                            ---------         ---------        --------          ---------
          Total U.S. corporate securities                     4,652.3            119.2             25.1            4,746.4

       Foreign Securities:
            Government                                          758.6             36.0              5.7              788.9
            Utilities                                           187.8             16.1               --              203.9
            Other                                               945.5             30.9              6.3              970.1
                                                            ---------         --------         ---------         ---------
          Total foreign securities                            1,891.9             83.0             12.0            1,962.9

       Residential mortgage-backed securities:
            Pass-throughs                                       792.2             78.3              3.1              867.4
            Collateralized mortgage obligations               2,227.8             94.9             13.7            2,309.0
                                                            ---------         ---------        --------          ---------
       Total residential mortgage-
          backed securities                                   3,020.0            173.2             16.8            3,176.4

       Commercial/Multifamily mortgage-
          backed securities                                   1,008.7             24.8              5.6            1,027.9

       Other asset-backed securities                            887.8             10.7               2.2             896.3
                                                            ---------         --------         ---------          --------

       Total Debt Securities                                $12,539.1           $432.6            $66.2          $12,905.5
                                                            =========         ========         =========          ========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     At December 31, 1997 and 1996, net unrealized appreciation of $551.6 million and $366.4 million, respectively, on available-for-sale debt securities included $429.3 million and $288.5 million, respectively, related to experience rated contracts, which were not reflected in shareholder's equity but in future policy benefits and policyholders' funds left with the Company.

     The carrying and fair value of debt securities for the year ended December 31, 1997 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized               Fair
                                               Cost                 Value
                                             ---------              ------
                                                       (millions)
      Due to mature:
        One year or less                        $367.3                $367.6
        After one year through five years      2,165.1               2,195.4
        After five years through ten years     2,367.3               2,407.0
        After ten years                        2,805.6               3,031.9
        Mortgage-backed securities             4,192.7               4,431.0
        Other asset-backed securities          1,014.2               1,030.9
                                             ---------             ---------

               Total                         $12,912.2             $13,463.8
                                             =========             =========

     At December 31, 1997 and 1996, debt securities carried at $8.2 million and $7.6 million, respectively, were on deposit as required by regulatory authorities.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1997.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Included in the Company's debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                              1997                        1996
                                                     ---------------------       ------------------------
                                                       Fair      Amortized         Fair         Amortized
                                                      Value         Cost           Value           Cost
                                                     --------     --------       --------        --------
                                                                          (millions)
           Total residential CMOs(1)                 $2,415.9     $2,280.5       $2,309.0        $2,227.8
                                                     ========     ========       ========        ========

           Percentage of total:
               Supporting experience rated products      81.6%                       84.2%
               Supporting remaining products             18.4%                       15.8%
                                                        -----                       -----
                                                        100.0%                      100.0%
                                                        =====                       =====

          (1) At December 31, 1997 and 1996, approximately 73% and 71%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

     There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for nonagency-backed CMOs, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 1997 and 1996, approximately 4% and 3%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Investments in equity securities available for sale were as follows:

                                             Gross        Gross
                              Amortized    Unrealized   Unrealized    Fair
                                 Cost        Gains        Losses      Value
                              ---------    ----------   ----------    -----
                                                 (millions)
           1997
           Equity Securities    $210.0        $21.3        $0.1      $231.2
                                ======        =====        ====      ======

           1996
           Equity Securities    $184.9        $16.3        $0.8      $200.4
                                ======        =====        ====      ======

3.   Financial Instruments

     Estimated Fair Value
     --------------------
     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1997 and 1996 were as follows:

                                            1997                    1996
                                     --------------------     -----------------
                                      Carrying      Fair      Carrying     Fair
                                        Value      Value       Value      Value
                                     ---------     ------     --------    -----
                                                      (millions)
        Assets:
            Mortgage loans           $    12.8   $   12.4   $   13.0  $   13.2
        Liabilities:
            Investment contract
             liabilities:
              With a fixed maturity  $ 1,030.3   $1,005.4   $1,014.1  $1,028.8
              Without a fixed
               maturity               10,113.2    9,587.5    9,649.6   9,427.6

     Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     Estimated Fair Value  (Continued)

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

     Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

     Investment contract liabilities (included in policyholders' funds left with the Company):

     With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Off-Balance-Sheet and Other Financial Instruments (including Derivative Instruments)

     The Company uses off-balance-sheet and other financial instruments primarily to manage portfolio risks, including interest rate, prepayment/call, credit, price, and liquidity risks. In 1997 and 1996, Treasury futures contracts were used to manage interest rate risk in the Company's bond portfolio; and, in 1996, stock index futures contracts were used to manage price risk in the Company's equity portfolio. In 1996 and 1995, interest rate swaps and forward commitments to enter into interest rate swaps, respectively, were also used to manage interest rate risk in the Company's bond portfolio.

     Futures Contracts:

     Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. There were no futures contracts open as of December 31, 1997 and 1996.

     Interest Rate Swaps:

     Under interest rate swaps, the Company agrees with other parties to exchange interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made. A single net payment is usually made by one counterparty at each due date or upon termination of the contract. The Company would be

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     Off-Balance-Sheet and Other Financial Instruments (Including Derivative Instruments) (Continued)

     exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, however, the Company controls its exposure to credit risk through credit approvals, credit limits and regular monitoring procedures. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. There were no interest rate swap agreements open as of December 31, 1997 and 1996.

     During 1995, the Company received $0.4 million for writing call options on underlying securities. The Company did not write any call options in 1997 and 1996.

     Warrants:

     Warrants are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. As of December 31, 1997 and 1996, the Company had open warrants to purchase equity securities with a fair value of $0.6 million and $0.3 million, respectively.

     Debt Instruments with Derivative Characteristics:

     The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short or long term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1997 was as follows:

                                                          Amortized       Fair
                                                             Cost         Value
                                                          ---------       ----
                                                               (millions)

           Residential collateralized mortgage
                obligations                               $2,280.5      $2,415.9
                Principal-only strips (included above)        59.0          67.0
                Interest-only strips (included above)         12.8          24.3
           Other structured securities with derivative
                characteristics (1)                          107.4         105.2

          (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

4.   Net Investment Income

     Sources of net investment income were as follows:

                                             1997        1996        1995
                                             ----        ----        ----
                                                      (millions)
            Debt securities                  $962.8      $945.3       $891.5
            Nonredeemable preferred stock      13.7         5.9          4.2
            Investment in affiliated
               mutual funds                     4.9        14.3         14.9
            Mortgage loans                      1.3         2.2          1.4
            Policy loans                       19.9        18.4         13.7
            Reinsurance loan to affiliate      37.5        44.1         46.5
            Cash equivalents                   44.2        29.4         38.9
            Other                              10.0         2.1          8.4
                                           --------    --------     --------
            Gross investment income         1,094.3     1,061.7      1,019.5
            Less investment expenses          (13.8)      (16.1)       (15.2)
                                           --------    --------     --------
            Net investment income          $1,080.5    $1,045.6     $1,004.3
                                           ========    ========     ========

     Net investment income includes amounts allocable to experience rated contractholders of $823.1 million, $787.6 million and $744.2 million for the years ended December 31, 1997, 1996 and 1995, respectively. Interest credited to contractholders is included in current and future benefits.

5.   Dividend Restrictions and Shareholder's Equity

     The Company paid $17.3 million and $3.5 million in cash dividends to HOLDCO in 1997 and 1996, respectively.

     The amount of dividends that may be paid to the shareholder in 1998 without prior approval by the Insurance Commissioner of the State of Connecticut is $77.6 million.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $80.5 million, $57.8 million and $70.0 million for the years ended December 31, 1997, 1996 and 1995, respectively. Statutory capital and surplus was $778.7 million and $713.6 million as of December 31, 1997 and 1996, respectively.

     As of December 31, 1997 the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

     Net realized capital gains on investments were as follows:

                                                1997      1996        1995
                                                ----      ----        ----
                                                       (millions)

           Debt securities                      $22.5     $11.1      $32.8
           Equity securities                      9.9       8.6        8.3
           Other                                  3.6        --        0.2
                                               ------  --------     ------
           Pretax realized capital gains        $36.0     $19.7      $41.3
                                               ======  ========     ======
           After tax realized capital gains     $23.2     $13.0      $25.8
                                               ======  ========     ======

     Net realized capital gains of $96.1 million, $53.1 million and $61.1 million for 1997, 1996 and 1995, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in policyholders' funds left with the Company. Net unamortized gains were $138.1 million and $53.3 million at December 31, 1997 and 1996, respectively.

     Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses were as follows:

                                 1997         1996           1995
                                 -----        -----          ----
                                            (millions)

           Proceeds on Sales    $5,311.3      $5,182.2      $4,207.2
           Gross Gains              25.8          24.3          44.6
           Gross Losses              3.3          13.2          11.8

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations (Continued)

     Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities) (excluding those related to experience rated contractholders) were as follows:

                                                1997       1996       1995
                                                ----       ----       ----
                                                       (millions)

          Debt securities                      $44.3    $(100.1)      $255.9
          Equity securities                      5.6      (10.5)        27.3
          Limited partnership                     --         --          1.8
                                               -----    -------       ------
                                                49.9     (110.6)       285.0
          Increase (decrease) in deferred
            income taxes (See Note 8)           17.5      (38.6)       (36.5)
                                               -----    -------       ------
          Net changes in accumulated other
          comprehensive income                 $32.4     $(72.0)      $321.5
                                               =====    =======       ======

     Net unrealized capital gains allocable to experience rated contracts of $356.7 million and $72.6 million at December 31, 1997 and $245.2 million and $43.3 million at December 31, 1996 are reflected on the Consolidated Balance Sheets in policyholders' funds left with the Company and future policy benefits, respectively, and are not included in shareholder's equity.

     Shareholder's equity included the following accumulated other comprehensive income, which are net of amounts allocable to experience rated contractholders, at December 31:

                                                 1997     1996       1995
                                                 ----     ----       ----
                                                      (millions)
          Debt securities
            Gross unrealized capital gains      $140.6    $101.7    $179.3
            Gross unrealized capital losses      (18.4)    (23.8)     (1.3)
                                                 -----     -----     -----
                                                 122.2      77.9     178.0
          Equity securities
            Gross unrealized capital gains        21.2      16.3      27.2
            Gross unrealized capital losses       (0.1)     (0.8)     (1.2)
                                                  ----      ----     -----
                                                  21.1      15.5      26.0

          Deferred income taxes (See Note 8)      50.4      32.9      71.5
                                                  ----      ----     -----
          Net accumulated other
            comprehensive income                 $92.9     $60.5    $132.5
                                                  ====      ====     =====

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations (Continued)

     Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience rated contractholders) were as follows:

                                                   1997       1996       1995
                                                   ----       ----       ----
                                                           (millions)
          Unrealized holding gains (losses)
          arising during the period (1)            $98.8    $(14.8)    $390.5
          Less:  reclassification adjustment
             for gains and other items included
             in net  income (2)                     66.4      57.2       69.0
                                                   -----    ------     ------
           Net unrealized gains (losses)
             on securities                         $32.4    $(72.0)    $321.5
                                                   =====    ======     ======

          (1) Pretax unrealized holding gains (losses) arising during the period were $152.0 million, ($22.8) million and $600.8 million for 1997, 1996 and 1995, respectively.

          (2) Pretax reclassification adjustments for gains and other items included in net income were $102.4 million, $87.7 million and $107.5 million for 1997, 1996 and 1995, respectively.

7.   Severance and Facilities Charges

     Severance and facilities charges during 1996, as described below, included the following (pretax):

                                                      Vacated
                                             Asset    Leased                    Corporate
      (Millions)                 Severance Write-off Property  Other Allocation   Total
      -------------------------- --------- --------- --------- ----- ---------- ---------
      Financial Services             $29.1    $1.0     $1.3    $1.7    $  --       $33.1
      Individual Life Insurance       12.5     0.4      0.5     0.8       --        14.2
      Corporate Allocation              --      --       --      --     14.0        14.0
                                 --------- --------- --------- ----- ---------- ---------
         Total Company               $41.6    $1.4     $1.8    $2.5    $14.0       $61.3
      -------------------------- --------- --------- --------- ----- ---------- ---------

     In the third quarter of 1996, the Company recorded a $30.7 million after tax ($47.3 million pretax) charge principally related to actions taken or expected to be taken to improve its cost structure relative to its competitors. The severance portion of the charge is based on a plan to eliminate 702 positions (primarily customer service, sales and information technology support staff). The facilities portion of the charge is based on a plan to consolidate sales/service field offices.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

7.   Severance and Facilities Charges (Continued)

     In addition to the above charge, Aetna recorded a facilities and severance charge in the second quarter of 1996, primarily as a result of actions taken or expected to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations, which were sold in April 1996. The cost allocated to the Company associated with this charge was $9.1 million after tax ($14.0 million pretax).

     Activity for 1997 and 1996 within the severance and facilities reserve (pretax, in millions) and the number of positions eliminated related to such actions were as follows:

       (Millions)                            Reserve      Positions
       -----------------------------------   ----------   ---------

       Balance at December 31, 1995           $   --           --
         Severance and facilities charges       47.3          702
         Corporate Allocation                   14.0           --
         Actions taken (1)                     (13.4)        (178)
                                             ----------   ---------
       Balance at December 31, 1996             47.9          524
         Actions taken (1)                     (27.1)        (163)
                                             ----------   ---------
       Balance at December 31, 1997            $20.8          361
                                             ==========   =========

      (1) Includes $15.9 million and $8.0 million in 1997 and 1996, respectively, of severance-related actions and $7.9 million and $4.1 million in 1997 and 1996, respectively, of corporate allocation-related actions.

     The Company's severance actions are expected to be substantially completed by September 30, 1998. The corporate allocation actions were substantially completed in 1997.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes

     The Company is included in the consolidated federal income tax return, the Illinois Unitary return and the Connecticut and the New York combined state income tax returns of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes used in the consolidated federal income tax return.

     Income taxes for the years ended December 31, consist of:

                                                     1997     1996      1995
                                                     ----     ----      ----
                                                           (millions)
            Current taxes:
              Income Taxes:
                Federal income tax                   $64.5     $50.9     $82.9
                State income tax                       3.7       3.7       3.2
                Net realized capital gains            45.6      25.3      28.5
                                                     -----      ----      ----
                                                     113.8      79.9     114.6
                                                     -----      ----     -----
            Deferred taxes (benefits):
              Income taxes:
                Federal                                8.4      (3.5)    (14.4)
                Net realized capital gains (losses)  (32.8)    (18.6)    (12.9)
                                                     -----     -----     -----
                                                     (24.4)    (22.1)    (27.3)
                                                     -----     -----     -----
            Total                                    $89.4     $57.8     $87.3
                                                     =====     =====     =====

     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                              1997         1996        1995
                                              ----         ----        ----
                                                        (millions)

            Income before income taxes        $294.7       $198.9       $263.2
            Tax rate                              35%          35%          35%
                                             -------      -------      -------
            Application of the tax rate        103.1         69.6         92.1
                                             -------      -------      -------
            Tax effect of:
              State income tax, net of
                 federal benefit                 2.4          2.4          2.1
              Excludable dividends             (15.9)        (8.7)        (9.3)
              Other, net                        (0.2)        (5.5)         2.4
                                             -------      -------      --------
                 Income taxes                  $89.4        $57.8        $87.3
                                             =======      =======      ========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                     1997          1996
                                                     ----          ----
                                                         (millions)

           Deferred tax assets:
              Insurance reserves                     $415.8        $344.6
              Unrealized gains allocable to
                experience rated contracts            150.1         100.8
              Investment losses                         6.6           7.5
              Postretirement benefits other
                than pensions                          26.3          27.0
              Deferred compensation                    31.2          25.0
              Pension                                  (3.6)          7.6
              Restructuring charge                      9.5          17.6
              Depreciation                              3.9           2.6
              Other                                     8.8           9.1
                                                  ---------      --------
           Total gross assets                         648.6         541.8

           Deferred tax liabilities:
              Deferred policy acquisition costs       515.6         482.1
              Market discount                           5.1           6.8
              Net unrealized capital gains            200.5         133.7
              Other                                    (0.6)         (0.3)
                                                  ---------     ---------
           Total gross liabilities                    720.6         622.3
                                                  ---------     ---------
           Net deferred tax liability                 $72.0         $80.5
                                                  =========     =========

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 1997 and 1996, no valuation allowances were required for unrealized capital gains and losses.

     The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1997. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes the conditions under which such taxes would become payable are remote.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The Internal Revenue Service ("Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.

9.   Benefit Plans

     Employee Pension Plans - The Company, in conjunction with Aetna, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120-month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to amounts that are tax-deductible. As of December 31, 1997, Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $2.7 million, $4.3 million and $6.1 million for the years ended December 31, 1997, 1996 and 1995, respectively.

     Employee Postretirement Benefits - In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 50 with 15 years of service or at age 65 with 10 years of service. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. Retirees are generally required to contribute to the plans based on their years of service with Aetna. The costs to the Company associated with the Aetna postretirement plans for 1997, 1996 and 1995 were $2.7 million, $1.8 million and $1.4 million, respectively.

     As of December 31, 1996, Aetna transferred to the Company approximately $77.7 million of accrued liabilities, primarily related to the pension and postretirement benefit plans described above, that had been previously recorded by Aetna. The after tax amount of this transfer (approximately $50.5 million) is reported as a reduction in retained earnings. In 1997, other changes in shareholder's equity includes an additional $0.8 million reduction reflecting revisions to the allocation of these accrued liabilities.

     Agent Pension Plans - The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

 9.  Benefit Plans (Continued)

     Agent Postretirement Benefits - The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1997, 1996 and 1995 were $0.6 million, $0.7 million and $0.8 million, respectively.

     Incentive Savings Plan - Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $4.4 million, $5.4 million and $4.9 million in 1997, 1996 and 1995, respectively.

     Stock Plans - Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to certain key employees. Executive and middle management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1997, 1996 and 1995, were $2.9 million, $8.1 million and $6.3 million, respectively. As of December 31, 1996, Aetna transferred to the Company approximately $1.1 million of deferred tax benefits related to stock options. This amount is reported as an increase in retained earnings. In 1997, other changes in shareholder's equity include an additional increase of $2.3 million reflecting revisions to the allocation of the deferred tax benefit.

10.  Related Party Transactions

     The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranges, depending on the product, from 0.10% to 1.90% of their average daily net assets. The Company also receives fees from Aetna managed mutual funds for serving as investment adviser. Under the advisory agreements, these funds pay the Company a daily fee which, on an annual basis, ranges, depending on the fund, from 0.25% to 0.85% of their average daily net assets. The Company also receives fees (expressed as a percentage of the average daily net assets) from some of its funds for providing administration services, and from The Aetna Series Fund for providing shareholder services and promoting sales. The amount of compensation and fees received from the Separate Accounts and mutual funds, included in charges assessed against policyholders, amounted to $271.2 million, $186.8 million and $128.1 million in 1997, 1996 and 1995, respectively. The Company may waive advisory fees at its discretion.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     The Company acts as an investment adviser for its affiliated mutual funds. Since August 1996, Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of HOLDCO and an affiliate of the Company, has been acting as Subadvisor for affiliated mutual funds and adviser for most of the General Account assets. Fees paid by the Company to Aeltus, included in both charges assessed against policyholders and net investment income, on an annual basis, range from 0.06% to 0.55% of the average daily net assets under management. For the years ended December 31, 1997 and 1996, the Company paid $45.5 million and $16.0 million in such fees.

     The Company may, from time to time, make reimbursements to an Aetna managed mutual fund for some or all of its operating expenses. Reimbursement arrangements may be terminated at any time without notice.

     Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $6.1 million and a $108.0 million commission, paid by the Company to Aetna Life in 1996 and 1988, respectively, was capitalized as deferred policy acquisition costs. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. Effective January 1, 1997, this agreement has been amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance to a coinsurance arrangement. As a result of this change, reserves will be ceded to the Company from Aetna Life as investment rollover occurs and the loan previously established will be reduced. The Company maintained insurance reserves of $574.5 million ($397.2 million relating to the modified coinsurance agreement and $177.3 million relating to the coinsurance agreement) and $628.3 million as of December 31, 1997 and 1996, respectively, relating to the business assumed. The fair value of the loan relating to assets held by Aetna Life was $412.3 million and $625.3 million as of December 31, 1997 and 1996, respectively, and is based upon the fair value of the underlying assets. Premiums of $176.7 million, $25.3 million and $28.0 million and current and future benefits of $183.9 million, $39.5 million and $43.0 million were assumed in 1997, 1996 and 1995, respectively.

     Investment income of $37.5 million, $44.1 million and $46.5 million was generated from the reinsurance loan to affiliate in 1997, 1996 and 1995, respectively.

     On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company also is responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $32.5 million and $28.9 million were maintained for this contract as of December 31, 1997 and 1996, respectively.

     Effective February 1, 1992, the Company increased its retention limit per individual life to $2.0 million and entered into a reinsurance agreement with Aetna Life to reinsure amounts in excess of this

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     limit, up to a maximum of $8.0 million on any new individual life business, on a yearly renewable term basis. Premium amounts related to this agreement were $5.9 million, $5.2 million and $3.2 million for 1997, 1996 and 1995, respectively.

     Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $0.7 million in 1997.

     The Company received a capital contribution of $10.4 million in cash from HOLDCO in 1996. The Company received no capital contributions in 1997 or 1995.

     The Company paid $17.3 million and $3.5 million in cash dividends to HOLDCO in 1997 and 1996, respectively. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

     Premiums due and other receivables include $37.0 million and $2.8 million due from affiliates in 1997 and 1996, respectively. Other liabilities include $1.2 million and $10.7 million due to affiliates for 1997 and 1996, respectively.

     As of December 31, 1997, Aetna transferred to the Company $2.5 million based on its decision not to settle state tax liabilities for the years 1996 and 1997. This amount has been reported as an other increase in retained earnings.

     Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

11.  Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

11.  Reinsurance (Continued)

     The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 10 above.

                                                         Ceded to       Assumed
                                              Direct      Other       from Other       Net
                                              Amount    Companies      Companies     Amount
                                                         (millions)
                                              -------  -------------  -----------  ---------
                              1997
                              ----
           Premiums:
              Life Insurance                   $ 35.7      $15.1         $177.4      $198.0
              Accident and Health Insurance       5.6        5.6             --          --
              Annuities                          67.9         --            1.2        69.1
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $109.2      $20.7         $178.6      $267.1
                                              =======  =============  ===========  =========

                              1996
                              ----
           Premiums:
              Life Insurance                   $ 34.6      $11.2          $25.3      $ 48.7
              Accident and Health Insurance       6.3        6.3             --          --
              Annuities                          84.3         --            0.6        84.9
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $125.2      $17.5          $25.9      $133.6
                                              =======  =============  ===========  =========

                              1995
                              ----
           Premiums:
              Life Insurance                   $ 28.8      $ 8.6          $28.0       $ 48.2
              Accident and Health Insurance       7.5        7.5             --           --
              Annuities                         164.0         --            0.5        164.5
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $200.3      $16.1          $28.5       $212.7
                                              =======  =============  ===========  =========

12.  Commitments and Contingent Liabilities

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1997, the Company had commitments to purchase investments of $38.7 million. The fair value of the investments at December 31, 1997 approximated $39.0 million.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

12.  Commitments and Contingent Liabilities (Continued)

     Litigation

     The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.


13.  Segment Information (1)

     The Company's operations are reported through two major business segments:
     Financial Services and Individual Life Insurance. Summarized financial information for the Company's principal operations was as follows:

                                                1997         1996         1995
                                             ---------    ---------    ---------
                                                          (millions)
         Revenue:
           Financial Services                 $1,277.9     $1,195.1     $1,211.3
           Individual Life Insurance             620.4        445.7        407.9
                                             ---------    ---------    ---------
                Total revenue                 $1,898.3     $1,640.8     $1,619.2
                                             =========    =========    =========
         Income before income taxes: (2)
           Financial Services                   $188.2       $129.9       $160.1
           Individual Life Insurance             106.5         83.0        103.1
                                             ---------    ---------    ---------
                Total income before
                  income taxes                  $294.7       $212.9       $263.2
                                             =========    =========    =========
         Net income: (2)
           Financial Services                   $137.5        $94.3       $113.8
           Individual Life Insurance              67.8         55.9         62.1
                                             ---------    ---------    ---------
                Net income                      $205.3       $150.2       $175.9
                                             =========    =========    =========
         Assets under management: (3)
           Financial Services  (4)           $37,609.3    $27,268.1    $22,534.4
           Individual Life Insurance           3,096.1      2,830.5      2,590.9
                                             ---------    ---------    ---------
             Total assets under management    40,705.4    $30,098.6    $25,125.3
                                             =========    =========    =========

          (1) The 1996 results include severance and facilities charges of $30.7 million, after tax. Of this charge $21.5 million related to the Financial Services segment and $9.2 million related to the Individual Life Insurance segment.

          (2) Excludes any effect of the corporate facilities and severance charge recorded in 1996 which is not directly allocable to the Financial Services and Individual Life Insurance segments. (Refer to Note 7).

          (3) Excludes net unrealized capital gains (losses) of $551.5 million, $366.4 million and $797.1 million at December 31, 1997, 1996 and 1995, respectively.

          (4) The December 31, 1997 balance includes the transfer of $4,078.5 million of assets under management that were previously reported by an affiliate.

Form No. SAI.91846-98                                         ALIAC Ed. May 1998

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account C:
                  -   Statement of Assets and Liabilities as of December 31,
                      1997
                  -   Statements of Operations and Changes in Net Assets for the
                      years ended December 31, 1997 and 1996
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  Financial Statements of the Depositor:
                  -   Independent Auditors' Report
                  -   Consolidated Statements of Income for the years ended
                      December 31, 1997, 1996 and 1995
                  -   Consolidated Balance Sheets as of December 31, 1997 and
                      1996
                  -   Consolidated Statements of Changes in Shareholder's Equity
                      for the years ended December 31, 1997, 1996 and 1995
                  -   Consolidated Statements of Cash Flows for the years ended
                      December 31, 1997, 1996 and 1995
                  -   Notes to Consolidated Financial Statements
     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account C(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesale Agreement and Related Selling
                  Agreement(2)
         (4.1)    Variable Annuity Contract (G-CDA-IB(ATORP)) and Endorsement
                  (EGET-IC(R))(3)
         (4.2)    Variable Annuity Contract and Certificate (G-CDA-95(TORP) and
                  (GTCC-95(TORP))(3)
         (4.3)    Variable Annuity Contract (G-CDA-IB(AORP)) and Endorsement
                  (EGET-IC(R))(3)
         (4.4)    Variable Annuity Contract and Certificate (G-CDA-95(ORP) and
                  (GTCC-95(ORP))(3)
         (4.5)    Variable Annuity Contracts and Certificate (G-CDA-ORP),
                  (CDA-IB(TORP)) and (GTCC-95(TORP))(3)
         (4.6)    Variable Annuity Contract (G-CDA-96(TORP))(4)

         (4.7) Endorsement (GET 9/96) to Variable Annuity Contract G-CDA-95(TORP), GTCC95(TORP), G-CDA-95(ORP) and GTCC-95(ORP)(4)
         (5)      Variable Annuity Contract Application (300-MOP-96)
         (6.1) Certification of Incorporation of Aetna Life Insurance and Annuity Company(5)
         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(6)
         (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(7)
         (7)      Not applicable
         (8.1) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(8)
         (8.2) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company Dated December 1, 1997(8)
         (8.3) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(8)
         (8.4) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(9)
         (8.5) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(10)
         (8.6) Form of Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelty Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(11)
         (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996(6)
         (8.8) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(9)

         (8.9)    Sixth Amendment dated as of January 20, 1998 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996, March 1, 1996 and May 1, 1997(12)
         (8.10)   Form of Seventh Amendment dated as of May 1, 1998 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelty Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996, March 1, 1996, May 1, 1997 and January 20,
                  1998(11)
         (8.11)   Service Agreement between Aetna Life Insurance and Annuity
                  Company and Fidelity Investments Institutional Operations
                  Company dated as of November 1, 1995(13)
         (8.12)   Amendment dated January 1, 1997 to Service Agreement between
                  Aetna Life Insurance and Annuity Company and Fidelity
                  Investments Institutional Operations Company dated as of
                  November 1, 1995(12)
         (8.13)   Fund Participation Agreement among Janus Aspen Series and
                  Aetna Life Insurance and Annuity Company and Janus Capital
                  Corporation dated December 8, 1997(14)
         (8.14)   Service Agreement between Janus Capital Corporation and Aetna
                  Life Insurance and Annuity Company dated December 8, 1997(14)
         (8.15)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Lexington Management Corporation regarding
                  Natural Resources Trust dated December 1, 1988 and amended
                  February 11, 1991(2)
         (8.16)   Fund Participation Agreement dated as of March 11, 1997
                  between Aetna Life Insurance and Annuity Company and
                  Oppenheimer Variable Annuity Account Funds and Oppenheimer
                  Funds, Inc.(15)
         (8.17)   Service Agreement dated as of March 11, 1997 between
                  Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity
                  Company(15)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data
         (14)     Not applicable
         (15.1)   Powers of Attorney(11)
         (15.2)   Authorization for Signatures(2)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).
2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).
3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on April 15, 1996 (Accession No. 0000912057-96-006418).

4. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on August 6, 1996 (Accession No. 0000912057-96-016381).
5. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).
6. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-0001589).
8. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 19, 1998 (Accession No. 0000950146-98-000248).
9. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).
10. Incorporated by Reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000950146-98-000179).
11. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on April 7, 1998 (Accession No. 00009501-98-000564).
12. Incorporated by Reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed electronically on February 24, 1998 (Accession No. 0000950146-98-000267).
13. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).
14. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on December 31, 1997 (Accession No. 0000950146-97-001982).
15. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 16, 1997 (Accession No. 0000950146-97-000617).

Item 25. Directors and Officers of the Depositor
------------------------------------------------

Name and Principal
Business Address*           Positions and Offices with Depositor
-----------------           ------------------------------------

Thomas J. McInerney         Director and President

Catherine H. Smith          Director, Chief Financial Officer and Senior Vice
                            President

Shaun P. Mathews            Director and Senior Vice President

Deborah Koltenuk            Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven        Vice President and Chief Compliance Officer

Kirk P. Wickman             Vice President, General Counsel and Corporate
                            Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or
----------------------------------------------------------------------------
         Registrant
         ----------

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on April 7, 1998 (Accession No.0000950146-98-000564).

Item 27. Number of Contract Owners
----------------------------------

     As of February 28, 1998, there were 614,013 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification
------------------------

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless (1) the individual has met the standard of conduct set forth in
Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter and investment adviser for Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940
         Act)). Effective May 1, 1998, Aetna will no longer be the investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund and Aetna Variable Portfolios, Inc. Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1997:

         (1)                      (2)                      (3)                  (4)                  (5)

Name of                 Net Underwriting          Compensation on
Principal               Discounts and             Redemption or          Brokerage
Underwriter             Commissions               Annuitization          Commissions        Compensation*
-----------             -----------               -------------          -----------        -------------
Aetna Life Insurance
and Annuity Company                                 $1,987,454                               $124,603,039

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records
-----------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services
----------------------------

     Not applicable

Item 32. Undertakings
---------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) P. 78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-91846) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 13th day of April, 1998.

                                        VARIABLE ANNUITY ACCOUNT C OF AETNA
                                        LIFE INSURANCE AND ANNUITY COMPANY
                                            (Registrant)

                                 By:    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                            (Depositor)

                                 By:     Thomas J. McInerney*
                                         ---------------------------------------
                                         Thomas J. McInerney
                                         President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                                                             Date
---------                             -----                                                             ----

Thomas J. McInerney*                  Director and President                                         )
---------------------------------     (principal executive officer)                                  )
Thomas J. McInerney
                                                                                                     )
Catherine H. Smith*                   Director and Chief Financial Officer                           )    April
---------------------------------
Catherine H. Smith                                                                                   )    13, 1998
                                                                                                     )
Shaun P. Mathews*                     Director                                                       )
---------------------------------
Shaun P. Mathews                                                                                     )
                                                                                                     )
Deborah Koltenuk*                     Vice President and Treasurer, Corporate Controller             )
---------------------------------
Deborah Koltenuk                                                                                     )


By: /s/Mary Katherine Johnson
    ------------------------------------------------------------
    Mary Katherine Johnson
    *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.   Exhibit                                                                        Page
-----------   -------                                                                        ----

99-B.1        Resolution of the Board of Directors of Aetna Life Insurance and Annuity         *
              Company establishing Variable Annuity Account C

99-B.3.1      Broker-Dealer Agreement                                                          *

99-B.3.2      Alternative Form of Wholesale Agreement and Related Selling Agreement            *

99-B.4.1      Variable Annuity Contract (G-CDA-IB(ATORP) and Endorsement (EGET-IC(R))          *

99-B.4.2      Variable Annuity Contract and Certificate                                        *
              (G-CDA-95(TORP) and (GTCC-95(TORP))

99-B.4.3      Variable Annuity Contract (G-CDA-IB(AORP) and Endorsement (EGET-IC(R))           *

99-B.4.4      Variable Annuity Contract and Certificate
              (G-CDA-95(ORP) and (GTCC-95(ORP))                                                *

99-B.4.5      Variable Annuity Contracts and Certificate (G-CDA-ORP), (CDA-IB(TORP)) and       *
              (GTCC-95(TORP))

99-B.4.6      Variable Annuity Contract (G-CDA-96(TORP))                                       *

99-B.4.7      Endorsement (GET 9/96) to Variable Annuity Contracts and Certificates            *
              G-CDA-95(TORP), GTCC95(TORP), G-CDA-95(ORP) and GTCC-95(ORP)

99-B.5        Variable Annuity Contract Application (300-MOP-96)
                                                                                              ---

99-B.6.1      Certification of Incorporation of Aetna Life Insurance and Annuity Company       *

99-B.6.2      Amendment of Certificate of Incorporation of Aetna Life Insurance and            *
              Annuity Company

*Incorporated by reference






Exhibit No.   Exhibit                                                                        Page
-----------   -------                                                                        ----

99-B.6.3      By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity        *
              Company

99-B.8.1      Fund Participation Agreement among Calvert Responsibly Invested Balanced         *
              Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance
              and Annuity Company dated December 1, 1997

99-B.8.2      Service Agreement between Calvert Asset Management Company, Inc. and Aetna       *
              Life Insurance and Annuity Company Dated December 1, 1997

99-B.8.3      Fund Participation Agreement between Aetna Life Insurance and Annuity            *
              Company, Variable Insurance Products Fund and Fidelity Distributors
              Corporation dated February 1, 1994 and amended on December 15, 1994,
              February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.4      Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement      *
              between Aetna Life Insurance and Annuity Company, Variable Insurance
              Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1,
              1996 and March 1, 1996

99-B.8.5      Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement       *
              between Aetna Life Insurance and Annuity Company, Variable Insurance
              Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1,
              1996, March 1, 1996 and May 1, 1997

99-B.8.6      Form of Seventh Amendment dated as of May 1, 1998 to the Fund Participation      *
              Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance
              Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
              March 1, 1996, May 1, 1997 and November 6, 1997


99-B.8.7      Fund Participation Agreement between Aetna Life Insurance and Annuity            *
              Company, Variable Insurance Products Fund II and Fidelity Distributors
              Corporation dated February 1, 1994 and amended on December 15, 1994,
              February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996

*Incorporated by reference






Exhibit No.   Exhibit                                                                        Page
-----------   -------                                                                        ----

99-B.8.8      Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement      *
              between Aetna Life Insurance and Annuity Company, Variable Insurance
              Products Fund II and Fidelity Distributors Corporation dated February 1,
              1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
              January 1, 1996 and March 1, 1996

99-B.8.9      Sixth Amendment dated as of January 20, 1998 to the Fund Participation           *
              Agreement between Aetna Life Insurance and Annuity Company, Variable
              Insurance Products Fund II and Fidelity Distributors Corporation dated
              February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
              1995, January 1, 1996, March 1, 1996 and May 1, 1997

99-B.8.10     Form of Seventh Amendment dated as of May 1, 1998 to the Fund Participation      *
              Agreement between Aetna Life Insurance and Annuity Company, Variable
              Insurance Products Fund II and Fidelity Distributors Corporation dated
              February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
              1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998


99-B.8.11     Service Agreement between Aetna Life Insurance and Annuity Company and           *
              Fidelity Investments Institutional Operations Company dated as of November
              1, 1995

99-B.8.12     Amendment dated January 1, 1997 to Service Agreement between Aetna Life          *
              Insurance and Annuity Company and Fidelity Investments Institutional
              Operations Company dated as of November 1, 1995

99-B.8.13     Fund Participation Agreement among Janus Aspen Series and Aetna Life             *
              Insurance and Annuity Company and Janus Capital Corporation dated December
              8, 1997

99-B.8.14     Service Agreement between Janus Capital Corporation and Aetna Life               *
              Insurance and Annuity Company dated December 8, 1997

99-B.8.15     Fund Participation Agreement between Aetna Life Insurance and Annuity            *
              Company and Lexington Management Corporation regarding Natural Resources
              Trust dated December 1, 1988 and amended February 11, 1991

*Incorporated by reference




Exhibit No.   Exhibit                                                                        Page
-----------   -------                                                                        ----

99-B.8.16     Fund Participation Agreement dated as of March 11, 1997 between Aetna Life       *
              Insurance and Annuity Company and Oppenheimer Variable Annuity Account
              Funds and Oppenheimer Funds, Inc.

99-B.8.17     Service Agreement dated as of March 11, 1997 between Oppenheimer Funds,          *
              Inc. and Aetna Life Insurance and Annuity Company

99-B.9        Opinion and Consent of Counsel
                                                                                              ---

99-B.10       Consent of Independent Auditors
                                                                                              ---

99-B.13       Schedule for Computation of Performance Data
                                                                                              ---

99-B.15.1     Powers of Attorney                                                               *

99-B.15.2     Authorization for Signatures                                                     *

*Incorporated by reference